UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	5/31/2009

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Bny Mellon Large Cap Stock Fund
May 31, 2009 (Unaudited)

Common Stocks--97.6%	Shares	Value ($)
Consumer Discretionary--9.1%
Autoliv	377,100 a	10,475,838
Best Buy	213,640 a	7,498,764
Gap	812,630	14,505,446
Home Depot	554,420 a	12,840,367
Newell Rubbermaid	565,310	6,506,718
News, Cl. A	408,990	3,999,922
News, Cl. B	1,263,540 a	14,189,554
O'Reilly Automotive	169,020 a,b	6,093,171
Omnicom Group	408,140	12,448,270
Ross Stores	161,420	6,321,207
Target	244,980	9,627,714
Time Warner	334,583	7,835,934
Whirlpool	154,860	6,525,800
		118,868,705
Consumer Staples--11.0%
Coca-Cola Enterprises	682,840	11,376,114
Colgate-Palmolive	358,140	23,619,333
CVS Caremark	567,260	16,904,348
Kroger	448,320	10,221,696
Lorillard	255,700	17,471,981
Nestle, ADR	528,330	19,268,195
PepsiCo	273,587	14,240,203
Philip Morris International	406,039	17,313,503
Procter & Gamble	1	52
Wal-Mart Stores	255,544	12,710,759
		143,126,184
Energy--13.7%
Anadarko Petroleum	185,810	8,878,002
Chevron	363,400	24,227,878
ConocoPhillips	366,600	16,804,944

ENSCO International	166,910	6,491,130
Hess	498,740	33,211,097
Marathon Oil	525,600	16,756,128
Newfield Exploration	402,020 a,b	14,520,962
Occidental Petroleum	433,200	29,072,052
Williams Cos.	419,150 a	7,033,337
XTO Energy	497,825	21,291,975
		178,287,505
Financial--14.0%
Ameriprise Financial	510,170	15,407,134
Bank of America	1,558,040	17,559,111
BlackRock	76,140 a	12,144,330
Charles Schwab	545,440	9,599,744
First Horizon National	939,720 a	11,408,201
Franklin Resources	179,920	12,027,652
JPMorgan Chase & Co.	1,032,226	38,089,139
MetLife	287,760	9,064,440
Morgan Stanley	596,640	18,090,125
State Street	363,660	16,892,007
Wells Fargo & Co.	871,790 a	22,230,645
		182,512,528
Health Care--13.1%
Aetna	309,360	8,284,661
AmerisourceBergen	174,430	6,471,353
Amgen	391,050 a,b	19,529,037
Biogen Idec	109,290 b	5,660,129
Cephalon	78,520 a,b	4,578,501
Covidien	219,880	7,854,114
Gilead Sciences	277,770 b	11,971,887
Hospira	213,490 a,b	7,365,405
Merck & Co.	268,980	7,418,468
Pfizer	1,478,330	22,455,833
Schering-Plough	582,800	14,220,320
St. Jude Medical	268,300 b	10,469,066
Teva Pharmaceutical Industries,
ADR	167,010	7,742,584
Universal Health Services, Cl. B	123,360 a	6,776,165

Vertex Pharmaceuticals	545,450 a,b	16,259,865
Wyeth	305,050	13,684,543
		170,741,931
Industrial--9.1%
Cummins	324,690	10,529,697
Dover	234,650	7,377,396
FedEx	244,610	13,558,732
General Electric	755,146 a	10,179,368
Goodrich	141,590	6,872,779
L-3 Communications Holdings	148,530	10,918,440
Norfolk Southern	427,620 a	15,907,464
Parker Hannifin	355,280 a	15,014,133
Raytheon	175,460	7,834,289
Textron	398,080 a	4,577,920
Tyco International	563,340	15,553,817
		118,324,035
Information Technology--20.0%
Akamai Technologies	443,250 a,b	9,866,745
Apple	121,610 b	16,515,854
Broadcom, Cl. A	343,670 a,b	8,756,712
Cisco Systems	1,269,364 b	23,483,234
Corning	389,350	5,723,445
EMC	1,037,600 b	12,191,800
Intel	409,390	6,435,611
International Business Machines	322,080	34,230,662
Juniper Networks	423,500 a,b	10,473,155
Lam Research	245,600 a,b	6,432,264
Microsoft	1,393,616	29,112,638
Motorola	2,123,900 a	12,870,834
National Semiconductor	553,330 a	7,680,220
Nokia, ADR	718,840	10,998,252
Oracle	1,111,290	21,770,171
QUALCOMM	420,930	18,348,339
Symantec	654,350 b	10,201,317
Visa, Cl. A	194,890 a	13,196,002
		258,287,255
Materials--3.4%

E.I. du Pont de Nemours & Co.	535,540	15,246,824
Freeport-McMoRan Copper & Gold	280,980 a	15,293,741
Vale, ADR	716,440 a	13,719,826
		44,260,391
Telecommunication Services--1.8%
AT & T	930,509	23,067,318
Utilities--2.4%
American Electric Power	572,360	15,075,962
Sempra Energy	360,390	16,462,615
		31,538,577
Total Common Stocks
(cost $1,207,546,810)		1,269,014,429

Other Investment--2.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $29,874,000)	29,874,000 [c]	29,874,000
Investment of Cash Collateral for
Securities Loaned--10.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $140,505,187)	140,505,187 [c]	140,505,187

Total Investments (cost $1,377,925,997)	110.7%	1,439,393,616
Liabilities, Less Cash and Receivables	(10.7%)	(139,669,799)
Net Assets	100.0%	1,299,723,817

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $138,744,592 and the total market value of the collateral held by the fund is $140,505,187.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2009 , the aggregate cost of investment securities for income tax purposes was $1,377,925,997. Net unrealized appreciation on investments was $61,467,619 of which $162,801,323 related to appreciated investment securities and $101,333,704 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
		Significant	Unobservable
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities	1,420,125,421	19,268,195	0	1,439,393,616
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the

Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2009 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Banks--3.5%
Wells Fargo & Co.	162,120	4,134,060
Consumer Discretionary--10.5%
Best Buy	13,910	488,241
Carnival	36,050	917,112
Gap	67,720	1,208,802
Home Depot	142,540	3,301,226
Johnson Controls	40,990 a	816,931
News, Cl. A	210,460	2,058,299
Omnicom Group	62,250	1,898,625
Time Warner	80,360	1,882,031
		12,571,267
Consumer Staples--11.3%
Cadbury, ADR	39,670	1,392,417
CVS Caremark	79,030	2,355,094
Kraft Foods, Cl. A	52,610	1,373,647
Lorillard	29,890	2,042,384
PepsiCo	47,250	2,459,363
Philip Morris International	78,180	3,333,595
Wal-Mart Stores	11,140	554,104
		13,510,604
Energy--15.0%
Chevron	55,226	3,681,917
Devon Energy	11,650	736,746
Exxon Mobil	30,906	2,143,331
Marathon Oil	66,450	2,118,426
Occidental Petroleum	77,830	5,223,171
XTO Energy	93,237	3,987,746
		17,891,337
Financial--22.4%
Aflac	14,160	502,680

Ameriprise Financial	26,060	787,012
Bank of America	213,918	2,410,856
Capital One Financial	11,060	270,306
Chubb	14,810	587,217
Fidelity National Financial, Cl. A	47,540	662,708
Franklin Resources	34,240	2,288,944
Goldman Sachs Group	12,090	1,747,851
Invesco	72,850	1,140,102
JPMorgan Chase & Co.	199,559	7,363,727
Marsh & McLennan Cos.	15,010	283,989
MetLife	65,540	2,064,510
Moody's	48,810 a	1,336,906
Morgan Stanley	60,500	1,834,360
Prudential Financial	25,080	1,000,943
State Street	14,170	658,197
Travelers Cos.	42,981	1,747,607
		26,687,915
Health Care--10.4%
AmerisourceBergen	32,750	1,215,025
Amgen	26,900 b	1,343,386
Merck & Co.	146,360	4,036,609
Pfizer	342,478	5,202,241
WellPoint	12,740 b	593,302
		12,390,563
Industrial--6.1%
Eaton	33,060	1,438,110
General Electric	122,862	1,656,180
Honeywell International	21,820	723,551
Lockheed Martin	9,840	822,919
Norfolk Southern	27,290	1,015,188
United Parcel Service, Cl. B	10,890	556,915
Waste Management	36,740 a	1,013,657
		7,226,520
Information Technology--9.4%
Cisco Systems	97,390 b	1,801,715
Hewlett-Packard	49,340	1,694,829
Intel	35,600	559,632

Microsoft	100,160	2,092,342
Nokia, ADR	226,730	3,468,969
QUALCOMM	13,700	597,183
Texas Instruments	54,290	1,053,226
		11,267,896
Materials--3.0%
Air Products & Chemicals	7,320	474,190
E.I. du Pont de Nemours & Co.	23,810	677,871
Freeport-McMoRan Copper & Gold	26,980	1,468,521
Packaging Corp. of America	61,640	993,637
		3,614,219
Telecommunication Services--2.9%
AT & T	82,145	2,036,374
Windstream	163,222	1,372,697
		3,409,071
Utilities--5.3%
Entergy	32,070	2,393,063
Exelon	24,440	1,173,364
FPL Group	16,720	945,182
NRG Energy	30,730 a,b	691,425
Questar	33,750	1,143,788
		6,346,822
Total Common Stocks
(cost $125,915,152)		119,050,274

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $103,000)	103,000 [c]	103,000

Investment of Cash Collateral for
Securities Loaned--1.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,786,116)	1,786,116 [c]	1,786,116

Total Investments (cost $127,804,268)	101.4%	120,939,390
Liabilities, Less Cash and Receivables	(1.4%)	(1,659,320)
Net Assets	100.0%	119,280,070

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $1,734,111 and the total market value of the collateral held by the fund is $1,786,116.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $127,804,268.

Net unrealized depreciation on investments was $6,864,878 of which $10,149,453 related to appreciated investment securities and $17,014,331 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	120,939,390	0	0	120,939,390
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the

Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
May 31, 2009 (Unaudited)

BNY Mellon Mid Cap Stock Fund

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--15.3%
Advance Auto Parts	116,800	4,974,512
Aeropostale	142,000 a,b	4,916,040
American Eagle Outfitters	617,500	9,145,175
Apollo Group, Cl. A	45,300 b	2,677,230
Big Lots	263,600 a,b	6,065,436
BorgWarner	408,800 a	13,183,800
Brinker International	589,000 a	10,543,100
Chico's FAS	900,300 a,b	8,786,928
Coach	212,100	5,571,867
Darden Restaurants	217,500	7,866,975
Deckers Outdoor	78,100 a,b	4,526,676
DeVry	86,100 a	3,751,377
Dick's Sporting Goods	486,500 b	8,659,700
Dollar Tree	133,500 b	5,976,795
ITT Educational Services	33,000 a,b	3,029,070
MDC Holdings	190,300	5,844,113
O'Reilly Automotive	94,300 a,b	3,399,515
Priceline.com	57,000 a,b	6,276,270
Regal Entertainment Group, Cl. A	354,900 a	4,528,524
Ross Stores	245,200	9,602,032
Strayer Education	35,500 a	6,541,585
Toll Brothers	380,000 a,b	7,060,400
Tractor Supply	120,500 a,b	4,624,790
Tupperware Brands	83,600	2,033,152
Urban Outfitters	157,800 a,b	3,222,276
Warnaco Group	233,800 a,b	7,388,080
		160,195,418
Consumer Staples--4.0%
Clorox	83,600	4,383,984
Coca-Cola Enterprises	289,900	4,829,734

Dr. Pepper Snapple Group	327,200 b	7,110,056
Energizer Holdings	79,600 b	4,159,896
Herbalife	381,000	11,129,010
Hormel Foods	154,600 a	5,370,804
Pepsi Bottling Group	154,600	5,080,156
		42,063,640
Energy--7.7%
BJ Services	377,500 a	5,904,100
Concho Resources	174,200 b	5,583,110
Denbury Resources	275,700 b	4,739,283
FMC Technologies	171,700 b	7,146,154
Helmerich & Payne	283,200 a	9,903,504
Massey Energy	243,400 a	5,571,426
Newfield Exploration	333,700 b	12,053,244
Oceaneering International	178,300 b	9,168,186
PetroHawk Energy	413,500 b	10,420,200
Quicksilver Resources	262,300 b	2,950,875
Weatherford International	317,800 b	6,578,460
		80,018,542
Exchange Traded Funds--1.1%
SPDR KBW Regional Banking	346,500 a	6,926,535
SPDR S&P Biotech	105,500 a	4,953,225
		11,879,760
Financial--17.0%
Affiliated Managers Group	99,600 b	5,588,556
AMB Property	587,200 a	10,481,520
Apollo Investment	443,100	2,441,481
BancorpSouth	214,100 a	4,761,584
Bank of Hawaii	135,100 a	5,056,793
City National	118,200 a	4,322,574
Cullen/Frost Bankers	184,000	9,006,800
Digital Realty Trust	170,800 a	6,109,516
Eaton Vance	341,600 a	9,257,360
Endurance Specialty Holdings	118,200 a	3,246,954
Federal Realty Investment Trust	72,900 a	3,838,185
Host Hotels & Resorts	1,315,600 a	12,340,328
Liberty Property Trust	455,300 a	10,599,384

New York Community Bancorp	869,600	9,617,776
Old Republic International	1,114,260 a	11,398,880
Prudential Financial	251,000	10,017,410
Raymond James Financial	281,200 a	4,471,080
Rayonier	329,386 a	13,175,440
Realty Income	160,300 a	3,441,641
Regency Centers	84,600 a	3,014,298
Reinsurance Group of America	314,700	11,574,666
RenaissanceRe Holdings	136,800	6,261,336
Synovus Financial	482,700 a	1,578,429
TCF Financial	316,900 a	4,550,684
W.R. Berkley	168,600	3,656,934
Waddell & Reed Financial, Cl. A	297,100	7,249,240
		177,058,849
Health Care--11.8%
AMERIGROUP	197,900 b	5,711,394
Beckman Coulter	173,000 a	9,376,600
Charles River Laboratories
International	268,100 b	8,426,383
CIGNA	464,700	10,302,399
Coventry Health Care	189,100 b	3,413,255
DaVita	169,800 b	7,659,678
Edwards Lifesciences	115,500 b	7,373,520
Gen-Probe	121,700 b	5,188,071
Hologic	866,308 a,b	10,976,122
Laboratory Corp. of America
Holdings	55,500 a,b	3,383,280
Life Technologies	138,000 b	5,351,640
Lincare Holdings	276,600 b	6,024,348
Omnicare	417,100 a	11,274,213
Resmed	115,000 a,b	4,263,050
United Therapeutics	145,200 a,b	11,637,780
Vertex Pharmaceuticals	428,800 a,b	12,782,528
		123,144,261
Industrial--15.1%
AGCO	137,100 b	3,956,706
Alliant Techsystems	48,700 a,b	4,202,323

AMETEK	270,750 a	8,515,087
Brink's	147,100	3,911,389
Cooper Industries, Cl. A	106,400	3,492,048
Cummins	145,300	4,712,079
Donaldson	119,900 a	4,039,431
FTI Consulting	69,200 a,b	3,475,224
Goodrich	69,300	3,363,822
Harsco	107,600	3,126,856
IDEX	296,500 a	6,923,275
JB Hunt Transport Services	276,600 a	8,499,918
JetBlue Airways	632,000 a,b	2,862,960
Joy Global	301,100 a	10,378,917
Kansas City Southern	217,400 a,b	3,584,926
KBR	233,300	4,297,386
Kennametal	339,800	6,415,424
Manpower	178,300	7,579,533
MSC Industrial Direct, Cl. A	72,200 a	2,626,636
Parker Hannifin	120,000	5,071,200
Pentair	240,600	6,022,218
Quanta Services	518,300 b	11,822,423
Roper Industries	213,000 a	9,154,740
Shaw Group	196,600 b	5,347,520
Stericycle	47,600 a,b	2,379,048
Terex	165,100 b	2,215,642
URS	135,700 a,b	6,524,456
Wabtec	101,300 a	3,614,384
Waste Connections	228,400 a,b	5,801,360
Watson Wyatt Worldwide, Cl. A	101,400	3,847,116
		157,764,047
Information Technology--14.9%
Amphenol, Cl. A	150,820	5,035,880
ANSYS	346,700 a,b	10,352,462
Arrow Electronics	414,600 a,b	10,029,174
Broadridge Financial Solutions	462,800	7,663,968
Cognizant Technology Solutions,
Cl. A	393,200 b	9,904,708
CommScope	296,100 a,b	7,769,664

Cree	120,000 a,b	3,651,600
Digital River	185,800 b	7,084,554
F5 Networks	303,700 a,b	9,645,512
FLIR Systems	210,900 a,b	4,736,814
Global Payments	227,100	8,166,516
Lam Research	443,000 a,b	11,602,170
Lender Processing Services	242,700	7,050,435
McAfee	125,900 a,b	4,939,057
ON Semiconductor	1,492,400 a,b	10,222,940
Palm	677,600 a,b	8,266,720
Synopsys	478,100 b	9,313,388
Tech Data	237,700 a,b	7,611,154
Western Digital	519,300 b	12,904,605
		155,951,321
Materials--6.6%
Airgas	121,600	5,138,816
Albemarle	312,900 a	8,830,038
Ashland	299,300	8,021,240
Cliffs Natural Resources	227,200 a	6,191,200
Commercial Metals	507,400 a	8,610,578
Crown Holdings	194,200 b	4,563,700
Packaging Corp. of America	469,700	7,571,564
Silver Wheaton	569,900 b	5,995,348
Steel Dynamics	423,000 a	6,319,620
Valspar	349,200	7,979,220
		69,221,324
Telecommunication Services--1.1%
SBA Communications, Cl. A	282,900 a,b	7,233,753
Telephone & Data Systems	143,500	4,349,485
		11,583,238
Utilities--4.9%
DPL	279,300 a	6,077,568
EQT	202,800	7,554,300
MDU Resources Group	399,960	7,383,262
Northeast Utilities	206,800 a	4,299,372
NV Energy	775,800 a	7,758,000
ONEOK	375,900	11,013,870

Wisconsin Energy	165,200 a	6,518,792
		50,605,164
Total Common Stocks
(cost $1,069,236,758)		1,039,485,564

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,774,000)	9,774,000 [c]	9,774,000
Investment of Cash Collateral for
Securities Loaned--24.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $255,325,695)	255,325,695 [c]	255,325,695

Total Investments (cost $1,334,336,453)	124.8%	1,304,585,259
Liabilities, Less Cash and Receivables	(24.8%)	(259,720,477)
Net Assets	100.0%	1,044,864,782

a	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $253,853,111 and the total market value of the collateral held by the fund is $255,325,695.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,334,336,453. Net unrealized depreciation on investments was $29,751,194 of which $84,256,545 related to appreciated investment securities and $114,007,739 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	1,304,585,259	0	0	1,304,585,259
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the

Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Stock Fund
May 31, 2009 (Unaudited)

Common Stocks--97.6%	Shares	Value ($)
Consumer Discretionary--15.1%
Aaron's	91,900 a	2,993,183
American Axle & Manufacturing
Holdings	296,997 a	605,874
Big Lots	146,800 b	3,377,868
BJ's Restaurants	55,900 a,b	801,606
Brunswick	215,100	993,762
Buckle	39,400 a	1,409,732
Cabela's	125,500 a,b	1,667,895
California Pizza Kitchen	71,200 b	993,240
Capella Education	25,000 a,b	1,304,750
Carter's	92,650 b	2,191,173
CEC Entertainment	103,360 b	3,320,957
Coinstar	134,910 a,b	3,996,034
Cracker Barrel Old Country Store	43,600 a	1,369,912
Deckers Outdoor	51,750 b	2,999,430
Domino's Pizza	206,341 b	1,869,449
Fossil	111,500 b	2,495,370
Group 1 Automotive	66,500 a	1,423,765
Gymboree	60,630 a,b	2,234,215
Hibbett Sports	51,850 a,b	934,855
Hillenbrand	105,300	1,806,948
Iconix Brand Group	186,460 a,b	3,018,787
Jack in the Box	114,800 b	3,019,240
Jo-Ann Stores	156,800 a,b	3,388,448
Liz Claiborne	456,800	2,055,600
Men's Wearhouse	182,900 a	3,125,761
Meritage Homes	82,300 a,b	1,717,601
Monro Muffler	84,700	2,263,184
P.F. Chang's China Bistro	49,500 a,b	1,581,030
Pacific Sunwear of California	794,300 b	3,407,547
Pinnacle Entertainment	223,900 a,b	2,384,535
Polaris Industries	61,500 a	1,953,855
Pool	99,370 a	1,732,019
Ruby Tuesday	118,400 b	731,712
Saks	375,200 a,b	1,433,264
Smith & Wesson Holding	317,000 a,b	1,673,760
Standard-Pacific	640,500 a,b	1,562,820

Superior Industries International	105,100	1,269,608
Texas Roadhouse, Cl. A	200,900 a,b	2,336,467
Tractor Supply	81,970 a,b	3,146,009
Winnebago Industries	136,100	1,043,887
WMS Industries	77,637 a,b	2,753,784
Wolverine World Wide	11,930	236,333
		84,625,269
Consumer Staples--2.1%
American Italian Pasta, Cl. A	48,300 b	1,335,495
Boston Beer, Cl. A	21,800 a,b	621,736
Casey's General Stores	106,500	2,686,995
Chattem	24,000 a,b	1,433,520
Darling International	208,900 b	1,581,373
TreeHouse Foods	92,380 a,b	2,469,317
WD-40	57,700	1,499,046
		11,627,482
Energy--6.5%
Atwood Oceanics	102,350 a,b	2,708,181
Bristow Group	80,800 a,b	2,555,704
CARBO Ceramics	61,280 a	2,317,610
Dril-Quip	74,360 b	3,072,555
Holly	177,000 a	4,281,630
Lufkin Industries	34,800 a	1,579,224
Matrix Service	202,200 b	2,288,904
Oil States International	82,000 b	2,142,660
SEACOR Holdings	47,000 a,b	3,591,270
St. Mary Land & Exploration	129,490 a	2,804,753
Swift Energy	104,100 b	1,710,363
Tetra Technologies	399,100 b	3,472,170
World Fuel Services	92,600 a	3,929,944
		36,454,968
Exchange Traded Funds--.4%
iShares Nasdaq Biotechnology Index
Fund	36,840 a	2,491,489

Financial--18.0%
BioMed Realty Trust	141,540	1,391,338
Boston Private Financial Holdings	309,900	1,543,302
Cash America International	83,600	1,924,472
Community Bank System	120,140 a	1,862,170
Delphi Financial Group, Cl. A	95,600	1,820,224
DiamondRock Hospitality	372,500	2,421,250
Douglas Emmett	97,100	903,030
East West Bancorp	229,700	1,853,679

EastGroup Properties	48,500	1,654,335
Endurance Specialty Holdings	71,550 a	1,965,478
Entertainment Properties Trust	109,670 a	2,228,494
Extra Space Storage	171,570 a	1,288,491
First BanCorp/Puerto Rico	114,570	560,247
First Midwest Bancorp	124,940	1,086,978
First Niagara Financial Group	86,070	1,092,228
Forestar Group	219,300 b	2,666,688
Franklin Street Properties	127,600 a	1,607,760
Glacier Bancorp	134,300 a	2,225,351
Greenhill & Co.	29,510 a	2,168,985
Hancock Holding	52,100 a	1,819,853
Home Properties	68,500 a	2,281,050
IBERIABANK	11,250 a	489,600
Investment Technology Group	126,600 b	2,633,280
Kilroy Realty	59,200 a	1,260,368
LaSalle Hotel Properties	162,500 a	2,223,000
MF Global	314,600 a,b	1,912,768
Mid-America Apartment Communities	60,530 a	2,196,634
National Penn Bancshares	162,710 a	986,023
National Retail Properties	203,600 a	3,483,596
Och-Ziff Capital Management Group,
Cl. A	216,900	2,142,972
Old National Bancorp	156,590 a	1,877,514
optionsXpress Holdings	139,100	2,377,219
Pennsylvania Real Estate
Investment Trust	177,600 a	991,008
Portfolio Recovery Associates	51,300 a,b	1,845,261
Potlatch	49,800	1,303,764
PrivateBancorp	159,830 a	3,201,395
ProAssurance	117,255 b	5,301,099
Prosperity Bancshares	123,080 a	3,453,625
S&T Bancorp	47,800 a	714,132
Senior Housing Properties Trust	156,650	2,623,888
Signature Bank	72,740 a,b	1,967,617
Sterling Bancshares	188,100	1,192,554
Stifel Financial	47,800 b	2,081,212
Susquehanna Bancshares	156,570 a	1,117,910
Texas Capital Bancshares	111,500 b	1,711,525
Tower Group	109,900	2,625,511
Trustco Bank	293,464 a	1,655,137
UMB Financial	72,770	2,920,260
Umpqua Holdings	200,800 a	1,706,800
United Bankshares	68,100 a	1,436,229

Waddell & Reed Financial, Cl. A	77,700	1,895,880
Wintrust Financial	95,100	1,711,800
Zenith National Insurance	66,300	1,422,135
		100,827,119
Health Care--10.0%
Amedisys	46,800 a,b	1,423,656
American Medical Systems Holdings	119,900 b	1,818,883
AMERIGROUP	93,280 b	2,692,061
AmSurg	55,800 b	1,042,344
CardioNet	158,000 a,b	2,798,180
Catalyst Health Solutions	105,100 b	2,248,089
Centene	79,100 b	1,438,038
Chemed	85,200	3,260,604
Cooper	86,700 a	2,298,417
Cubist Pharmaceuticals	122,650 b	2,092,409
Dionex	29,200 b	1,645,712
Genoptix	53,500 b	1,555,780
Haemonetics	41,400 b	2,203,722
HMS Holdings	86,800 b	3,051,020
King Pharmaceuticals	310,390 a,b	2,936,289
Landauer	12,900	743,427
Magellan Health Services	56,100 b	1,675,146
Martek Biosciences	70,290 a,b	1,489,445
MEDNAX	84,080 b	3,405,240
Meridian Bioscience	171,675 a	3,280,709
NuVasive	13,105 a,b	473,353
PAREXEL International	90,400 b	931,120
PharMerica	229,400 a,b	4,023,676
Phase Forward	100,500 b	1,407,000
Regeneron Pharmaceuticals	103,600 b	1,586,116
Varian	13,870 b	482,953
West Pharmaceutical Services	124,840 a	4,034,829
		56,038,218
Industrial--18.3%
AAR	139,600 a,b	2,052,120
ABM Industries	90,100	1,457,818
Actuant, Cl. A	105,100 a	1,290,628
Acuity Brands	112,200 a	3,049,596
Aerovironment	101,130 a,b	2,823,550
American Science & Engineering	18,600 a	1,163,058
Applied Industrial Technologies	102,400	2,126,848
Arkansas Best	54,100 a	1,520,751
Astec Industries	49,800 a,b	1,524,876
Axsys Technologies	26,700 b	1,310,436

Baldor Electric	110,600 a	2,564,814
Belden	102,000	1,868,640
Brady, Cl. A	101,600	2,517,648
Briggs & Stratton	102,800 a	1,562,560
CLARCOR	101,100 a	2,897,526
Curtiss-Wright	127,570	3,735,250
Diana Shipping	119,800	2,159,994
EMCOR Group	114,000 b	2,561,580
ESCO Technologies	61,400 b	2,494,068
Esterline Technologies	51,400 b	1,405,276
Gardner Denver	105,600 b	2,992,704
Geo Group	110,500 b	1,805,570
Griffon	135,000 b	1,308,150
Hawaiian Holdings	320,200 b	1,684,252
Healthcare Services Group	152,100 a	2,658,708
Heartland Express	114,300 a	1,794,510
Hub Group, Cl. A	98,500 b	1,946,360
II-VI	51,790 b	1,242,960
Insituform Technologies, Cl. A	161,700 b	2,359,203
Kaydon	106,790 a	3,673,576
Kirby	78,440 a,b	2,637,153
Knight Transportation	114,700 a	2,034,778
Landstar System	52,350	1,989,300
Moog, Cl. A	140,100 a,b	3,348,390
Orbital Sciences	119,530 b	1,759,482
Regal-Beloit	61,400	2,425,914
Robbins & Myers	66,840 a	1,279,318
RSC Holdings	247,700 a,b	1,491,154
Simpson Manufacturing	73,600	1,533,824
Sykes Enterprises	83,600 b	1,362,680
Teledyne Technologies	55,330 b	1,818,697
Tetra Tech	97,000 b	2,489,990
Toro	58,810 a	1,811,348
TrueBlue	266,500 b	2,273,245
United Stationers	40,400 b	1,446,724
Valmont Industries	41,800 a	2,867,898
Watsco	62,900 a	3,096,567
Watson Wyatt Worldwide, Cl. A	28,210	1,070,287
Watts Water Technologies, Cl. A	100,600 a	2,063,306
		102,353,085
Information Technology--18.9%
Anixter International	89,660 a,b	3,677,853
ANSYS	63,900 b	1,908,054
Ariba	147,900 b	1,400,613

Arris Group	483,600 b	5,861,232
Avid Technology	101,800 a,b	1,449,632
Bankrate	72,200 a,b	2,173,942
Benchmark Electronics	108,500 b	1,323,700
Blackboard	44,700 a,b	1,288,254
Blue Coat Systems	90,700 a,b	1,285,219
Brightpoint	244,000 b	1,444,480
CACI International, Cl. A	33,500 b	1,285,395
Cognex	95,400	1,248,786
Comtech Telecommunications	51,390 a,b	1,497,505
Concur Technologies	93,880 a,b	2,769,460
CSG Systems International	142,700 b	1,964,979
CyberSource	229,800 a,b	2,987,400
Cypress Semiconductor	432,400 a,b	3,718,640
DealerTrack Holdings	84,900 b	1,218,315
Digital River	12,990 b	495,309
Epicor Software	253,200 b	1,301,448
EPIQ Systems	62,500 a,b	951,875
FEI	96,000 b	2,088,960
Harmonic	543,210 b	3,139,754
Hittite Microwave	71,300 b	2,558,244
Informatica	244,655 b	3,995,216
j2 Global Communications	82,000 b	1,828,600
Micros Systems	119,530 b	3,122,124
Microsemi	177,720 a,b	2,392,111
MKS Instruments	159,280 b	2,151,873
Novatel Wireless	195,000 b	2,277,600
Plexus	83,170 b	1,518,684
Quality Systems	29,900 a	1,492,907
Riverbed Technology	130,600 a,b	2,623,754
ScanSource	44,600 b	1,103,404
Skyworks Solutions	456,390 a,b	4,349,397
Starent Networks	87,300 a,b	1,844,649
Stratasys	90,500 a,b	946,630
Synaptics	103,000 a,b	3,617,360
SYNNEX	56,400 b	1,459,632
Take-Two Interactive Software	401,700 b	3,478,722
Taleo, Cl. A	154,000 a,b	2,387,000
Tekelec	135,200 a,b	2,207,816
Triquint Semiconductor	496,500 b	2,209,425
TTM Technologies	197,500 a,b	1,757,750
Varian Semiconductor Equipment
Associates	209,445 b	4,926,146
Veeco Instruments	174,500 b	1,837,485

Websense	87,500 b	1,588,125
Wright Express	83,900 b	2,086,593
		106,242,052
Materials--3.5%
Calgon Carbon	104,900 a,b	1,209,497
Century Aluminum	362,500 a,b	2,178,625
Coeur d'Alene Mines	93,770 a,b	1,384,983
Eagle Materials	88,200 a	2,169,720
H.B. Fuller	101,700	1,730,934
Horsehead Holding	192,400 b	1,381,432
Olympic Steel	69,100	1,275,586
OM Group	63,200 b	1,674,800
Rock-Tenn, Cl. A	82,310	3,159,058
Sensient Technologies	66,800	1,531,056
Texas Industries	63,900 a	2,174,517
		19,870,208
Telecommunication Services--1.0%
Alaska Communications Systems
Group	333,520 a	2,257,930
Neutral Tandem	39,700 b	1,151,300
SBA Communications, Cl. A	92,030 a,b	2,353,207
		5,762,437
Utilities--3.8%
Atmos Energy	185,570	4,453,680
Cleco	190,900 a	3,905,814
Dynergy, Cl. A	1,116,800 b	2,244,768
El Paso Electric	79,800 b	1,056,552
Laclede Group	45,400	1,411,032
New Jersey Resources	66,350	2,207,465
Northwest Natural Gas	48,000	2,037,120
Piedmont Natural Gas	67,700 a	1,534,082
South Jersey Industries	65,200 a	2,176,376
		21,026,889
Total Common Stocks
(cost $611,373,967)		547,319,216

Other Investment--3.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $19,836,000)	19,836,000 [c]	19,836,000

Investment of Cash Collateral for
Securities Loaned--29.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $166,834,656)	166,834,656 [c]	166,834,656

Total Investments (cost $798,044,623)	130.8%	733,989,872
Liabilities, Less Cash and Receivables	(30.8%)	(173,039,542)
Net Assets	100.0%	560,950,330

a	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $164,006,350 and the total market value of the collateral held by the fund is $166,834,656.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $798,044,623.

Net unrealized depreciation on investments was $64,054,751 of which $39,039,165 related to appreciated investment securities and $103,093,916 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities	733,989,872	0	0	733,989,872
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the

Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Bny Mellon U.S. Core Equity 130/30 Fund
May 31, 2009 (Unaudited)

Common Stocks--130.5%	Shares	Value ($)
Consumer Discretionary--19.7%
American Eagle Outfitters	27,500 a	407,275
Autoliv	41,700 a	1,158,426
Best Buy	13,220 a	464,022
Gap	73,620 a	1,314,117
Home Depot	43,730 a	1,012,787
Jones Apparel Group	82,300 a	748,930
Kohl's	6,740 a,b	286,248
Lowe's Cos.	27,680 a	526,197
Macy's	51,470 a	601,170
Newell Rubbermaid	69,830	803,743
News, Cl. A	139,960 a	1,368,809
O'Reilly Automotive	10,260 b	369,873
Omnicom Group	43,420 a	1,324,310
Rent-A-Center	41,620 a,b	812,839
Ross Stores	16,720	654,755
Ryland Group	16,620	283,870
Staples	17,760 a	363,192
Target	27,900	1,096,470
Time Warner	30,480	713,842
Visa, Cl. A	12,490	845,698
Whirlpool	9,520	401,173
		15,557,746
Consumer Staples--14.5%
Coca-Cola Enterprises	42,840 a	713,714
Colgate-Palmolive	30,620 a	2,019,389
CVS Caremark	55,070 a	1,641,086
Kroger	28,090 a	640,452
Lorillard	20,800	1,421,264
Nestle, ADR	31,290 a	1,141,146
PepsiCo	24,580 a	1,279,389

Philip Morris International	46,234 a	1,971,418
Wal-Mart Stores	11,790	586,435
		11,414,293
Energy--14.2%
Anadarko Petroleum	14,790 a	706,666
Chevron	28,400 a	1,893,428
ConocoPhillips	25,630 a	1,174,879
ENSCO International	9,830	382,289
Hess	22,810 a	1,518,918
Marathon Oil	36,790 a	1,172,865
Newfield Exploration	22,050 a,b	796,446
Occidental Petroleum	20,210 a	1,356,293
Williams Cos.	24,590 a	412,620
XTO Energy	41,627 a	1,780,387
		11,194,791
Financial--17.1%
Ameriprise Financial	29,960	904,792
Bank of America	123,350 a	1,390,155
BlackRock	4,580 a	730,510
Charles Schwab	34,810 a	612,656
First Horizon National	60,730 a	737,262
Franklin Resources	10,930	730,670
JPMorgan Chase & Co.	63,590 a	2,346,471
Legg Mason	22,520	434,186
MetLife	16,900	532,350
Morgan Stanley	52,890 a	1,603,625
State Street	31,480 a	1,462,246
Wells Fargo & Co.	64,920 a	1,655,460
Western Union	22,959	404,767
		13,545,150
Health Care--18.1%
Aetna	22,040 a	590,231
AmerisourceBergen	10,770	399,567
Amgen	23,420 a,b	1,169,595
Biogen Idec	12,940 a,b	670,163
Cephalon	11,460 a,b	668,233
Covidien	36,420 a	1,300,922

Gilead Sciences	22,510 a,b	970,181
Hospira	27,190 a,b	938,055
Medco Health Solutions	9,040 b	414,846
Pfizer	88,250 a	1,340,517
Schering-Plough	53,320 a	1,301,008
St. Jude Medical	25,910 a,b	1,011,008
Teva Pharmaceutical Industries,
ADR	10,140 a	470,090
Universal Health Services, Cl. B	15,230	836,584
Vertex Pharmaceuticals	44,870 a,b	1,337,575
Wyeth	18,760 a	841,574
		14,260,149
Industrial--11.7%
Cummins	31,190 a	1,011,492
Delta Air Lines	54,330 a,b	315,657
Dover	25,330 a	796,375
FedEx	19,890 a	1,102,503
General Electric	44,340 a	597,703
Goodrich	8,740 a	424,240
JetBlue Airways	64,370 a,b	291,596
L-3 Communications Holdings	9,950 a	731,425
Norfolk Southern	30,970 a	1,152,084
Parker Hannifin	20,890 a	882,811
Raytheon	10,400	464,360
Textron	19,440 a	223,560
Tyco International	44,120 a	1,218,153
		9,211,959
Information Technology--24.3%
Akamai Technologies	53,400 a,b	1,188,684
Amphenol, Cl. A	11,710 a	390,997
Apple	7,840 a,b	1,064,750
Cisco Systems	79,840 a,b	1,477,040
Corning	23,280 a	342,216
EMC	61,440 a,b	721,920
Intel	25,750	404,790
International Business Machines	18,980 a	2,017,194
Juniper Networks	54,620 a,b	1,350,753

Lam Research	15,560 b	407,516
Microsoft	86,250 a	1,801,762
Motorola	295,230 a	1,789,094
National Semiconductor	34,750 a	482,330
Nokia, ADR	72,290 a	1,106,037
Oracle	68,950 a	1,350,730
QUALCOMM	26,470 a	1,153,827
Symantec	92,950 a,b	1,449,090
Vishay Intertechnology	63,650 a,b	351,985
Western Digital	17,400 b	432,390
		19,283,105
Materials--3.7%
E.I. du Pont de Nemours & Co.	44,870 a	1,277,449
Freeport-McMoRan Copper & Gold	30,450 a	1,657,393
		2,934,842
Telecommunication Services--3.8%
Alcatel-Lucent, ADR	283,457 a	719,981
AT & T	58,210 a	1,443,026
Broadcom, Cl. A	21,780 a,b	554,954
Ciena	23,400 a,b	257,400
		2,975,361
Utilities--3.4%
American Electric Power	35,980 a	947,713
PG & E	18,090 a	664,084
Sempra Energy	22,830 a	1,042,874
		2,654,671
Total Common Stocks
(cost $105,631,474)		103,032,067

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $324,000)	324,000 [c]	324,000

Total Investments (cost $105,955,474)	130.9%	103,356,067
Liabilities, Less Cash and Receivables	(30.9%)	(24,375,470)

Net Assets	100.0%	78,980,597

ADR - American Depository Receipts
a	Partially held by a broker as collateral for open short positions.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2009 , the aggregate cost of investment securities for income tax purposes was $81,236,671. Net unrealized depreciation on investments was $2,479,394 of which $9,955,948 related to appreciated investment securities and $12,435,342 related to depreciated investment securities.

STATEMENT OF SECURITIES SOLD SHORT
May 31, 2009 (Unaudited)

Common Stocks--31.1%	Shares		Value ($)
Consumer Discretionary-- 6.3%
Comcast, Cl. A	29,130		401,120
Dick's Sporting Goods	21,410	a	381,098
Gentex	43,470		512,511
NIKE, Cl. B	12,410		707,991
Sally Beauty Holdings	91,640	a	651,560
Tiffany & Co.	13,170		373,633
Tim Hortons	29,230		774,010
Walt Disney	36,200		876,764
Wynn Resorts	8,960	a	332,058
			5,010,745
Consumer Staples--3.1%
Brown-Forman, Cl. B	21,302		934,093
Church & Dwight	7,020		352,895
Flowers Foods	40,300		853,151
Hormel Foods	7,700		267,498
			2,407,637
Energy--.9%
Nabors Industries	19,470 a		348,124

Valero Energy	17,540		392,370
			740,494
Exchange Traded Funds--3.2%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	23,870		2,208,691
iShares S&P North America Technology- Software Index Fund	8,111		303,838
			2,512,529
Financial--2.6%
Federated Investors, Cl. B	50,630		1,267,269
Hudson City Bancorp	31,760		407,481
People's United Financial	24,510		387,258
			2,062,008

Health Care--4.8%
C.R. Bard	4,200		300,258
DENTSPLY International	21,060		616,216
Dionex	9,740	a	548,946
Gen-Probe	11,310	a	482,145
Haemonetics	9,270	a	493,442
IDEXX Laboratories	10,970	a	459,095
Lincare Holdings	15,500	a	337,590
Stryker	10,300		395,932
Techne	2,410		145,251
			3,778,875
Industrials-2.2%
Deere & Co.	14,260		619,882
First Solar	2,551	a	484,690
ITT	8,740		359,913
UAL	66,550	a	310,123
			1,774,608

Information Technology--6.8%
Adobe Systems	14,530	a	409,455
Amdocs	18,460	a	399,474
Automatic Data Processing	17,160		652,252
CA	24,100		420,545
Computer Sciences	11,070	a	470,032

Ebay	13,730	a	241,923
Telefonaktiebolaget LM Ericsson, ADR	45,780		426,212
Hewlett-Packard	10,260		352,431
Intuit	9,640	a	262,401
Linear Technology	26,100		611,001
Molex	24,510		374,513
Paychex	14,240		389,749
Tyco Electronics	22,410	a	389,262
			5,399,248
Materials--1.2%
Compass Minerals International	8,890		476,771
Ecolab	11,670		435,875
			912,645

Total Securities Sold Short (cost $24,718,803)	31.1%		24,598,790

ADR-American Depository Receipts

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

	Level 1 -- Quoted	Level 2 -- Other Significant	Level 3 -- Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs		Total
Investment in Securities	103,356,067	0		0	103,356,067
Other Financial Instruments+	0	0		0	0
Liabilities ($)
Other Financial Instruments+	0	0		0	0
Investments in Securities Sold,				0
Not Yet Purchased	(24,598,790)	0			(24,598,790)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying tables.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the

Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Concentration of risk: BNY Mellon U. S. Core

Equity 130/30 Fund enters into short sales. Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and “leverage". The fund may be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks. In theory, stocks sold short have unlimited risk.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
May 31, 2009 (Unaudited)

Common Stocks--96.0%	Shares	Value ($)
Australia--2.8%
Amcor	1,269,221	5,216,355
BHP Billiton	261,020	7,333,111
BlueScope Steel	19,140	36,483
Commonwealth Bank of Australia	112,020	3,183,877
Computershare	241,789	1,721,131
Insurance Australia Group	1,020,931	2,975,285
Macquarie Group	54,360	1,398,584
National Australia Bank	287,173	5,107,180
Stockland	408,210	1,017,843
Westfield Group	221,127	1,946,183
Westpac Banking	131,381	1,995,991
		31,932,023
Belgium--.4%
Delhaize Group	46,830	3,447,818
Groupe Bruxelles Lambert	19,670	1,592,822
		5,040,640
Finland--2.5%
Fortum	109,340	2,686,394
Nokia	1,271,089	19,468,388
UPM-Kymmene	629,729	5,904,128
		28,058,910
France--12.9%
Air Liquide	21,600	2,009,272
Alcatel-Lucent	1,260,850 a	3,214,651
AXA	259,300	4,855,769
BNP Paribas	75,240	5,230,982
Bouygues	61,650	2,537,234
Cap Gemini	106,403	4,118,421
Carrefour	172,949	7,747,669
Compagnie Generale des Etablissements Michelin, Cl. B	35,990	2,188,914
Credit Agricole	659,964	9,835,192
France Telecom	399,863	9,777,236
GDF SUEZ	312,260	12,310,508
Lagardere	130,777	4,373,615
Sanofi-Aventis	473,172	30,143,907
Societe Generale	89,620	5,234,391
Societe Television Francaise 1	56,277	662,189
Sodexo	36,570	1,821,300
Technip	60,550	3,000,054
Teleperformance	58,760	1,733,576
Total	475,502	27,523,875
Vivendi	327,772	8,653,320
		146,972,075
Germany--7.5%
Adidas	44,470	1,622,612
Allianz	37,551	3,701,817

Bayer	146,680	8,352,248
Bayerische Motoren Werke	74,850	2,697,669
Daimler	136,390	5,002,210
Deutsche Lufthansa	134,860	1,868,151
Deutsche Post	471,395	6,521,050
Deutsche Telekom	261,500	3,007,474
E.ON	362,340	12,811,446
Hochtief	54,710	2,653,895
Lanxess	75,190	1,753,439
MAN	51,670	3,158,111
Merck	27,720	2,669,160
Munchener Ruckversicherungs	61,620	8,645,893
Rheinmetall	29,830	1,232,895
RWE	102,639	8,535,593
Salzgitter	46,184	4,320,329
SAP	49,450	2,128,853
Siemens	52,340	3,822,867
Software	11,630	824,043
		85,329,755
Greece--1.4%
Coca-Cola Hellenic Bottling	278,945	5,746,791
Public Power	433,247	9,840,093
		15,586,884
Hong Kong--2.6%
BOC Hong Kong Holdings	8,014,600	12,811,955
Esprit Holdings	370,900	2,364,205
Henderson Land Development	505,000	3,057,541
Hutchison Whampoa	857,700	6,032,007
Johnson Electric Holdings	7,645,500	2,097,471
New World Development	1,013,829	1,925,511
Sun Hung Kai Properties	59,000	737,087
		29,025,777
Ireland--.3%
CRH	84,875	1,980,004
Ryanair Holdings, ADR	51,500 a	1,499,680
		3,479,684
Italy--3.5%
Banco Popolare	624,500 a	5,181,312
ENI	505,194	12,229,675
Finmeccanica	728,532	10,319,476
Intesa Sanpaolo	631,220 a	2,283,442
Mediaset	304,971	1,797,937
Parmalat	1,221,160	3,027,813
Saras	227,023	676,482
Terna Rete Elettrica Nazionale	388,550	1,427,959
Unipol Gruppo Finanziario	2,552,771 a	3,351,820
		40,295,916
Japan--23.5%
Aeon	666,100	6,192,710
Air Water	109,000	1,132,433
Amada	245,000	1,634,289
Asahi Breweries	282,200	3,888,429

Astellas Pharma	217,700	7,400,528
Bridgestone	179,700	2,744,845
Canon	119,851	3,979,081
Central Japan Railway	1,355	8,683,807
Chiyoda	233,500	2,016,475
Chuo Mitsui Trust Holdings	1,188,700	4,388,070
Daihatsu Motor	166,000	1,610,438
Daito Trust Construction	29,500	1,339,090
Daiwa House Industry	641,000	6,117,734
Daiwa Securities Group	344,000	2,169,929
Dentsu	213,600	4,133,515
Fast Retailing	16,000	1,900,954
Honda Motor	150,900	4,380,347
JS Group	387,800	5,647,182
JSR	129,800	1,942,893
Kao	140,000	3,083,424
KDDI	2,349	12,296,414
Keihin	196,400	2,633,202
Kubota	314,000	2,333,091
Lawson	101,000	4,208,748
Matsumotokiyoshi Holdings	50,610	1,025,731
Mediceo Paltac Holdings	158,900	1,857,889
Mitsubishi Chemical Holdings	1,295,000	6,012,495
Mitsubishi Rayon	1,079,000	2,911,189
Mitsubishi UFJ Financial Group	2,858,700	18,039,289
Mitsui & Co.	309,300	3,927,554
Mitsui Fudosan	89,000	1,486,758
Mitsumi Electric	113,200	2,194,183
Mizuho Financial Group	1,536,300	3,695,493
Murata Manufacturing	251,570	10,761,127
NGK Spark Plug	630,100	5,540,587
Nintendo	14,900	4,047,933
Nippon Electric Glass	215,000	2,089,072
Nippon Express	1,653,000	7,014,665
Nippon Yusen	355,800	1,710,681
Nissan Motor	459,100	2,756,658
Nomura Holdings	833,700	6,298,474
Nomura Research Institute	102,250	1,883,977
NTT Data	635	1,892,481
Omron	170,670	2,622,485
Pacific Metals	207,000	1,655,451
Ricoh	225,800	3,125,744
Rohm	9,100	597,022
Sega Sammy Holdings	252,000	2,806,845
Sekisui Chemical	330,700	2,019,072
Shimamura	42,700	3,302,051
Shimano	49,400	1,813,477
Shin-Etsu Chemical	33,900	1,778,675
Shinko Electric Industries	101,900	1,173,386
Softbank	92,800	1,695,843
Sumitomo	310,000	3,107,226
Sumitomo Electric Industries	231,900	2,642,137

Sumitomo Mitsui Financial Group	290,500	11,244,367
Sumitomo Trust & Banking	260,000	1,235,305
Takashimaya	480,040	3,030,624
Takata	175,200	2,665,063
Tokai Rika	148,000	2,230,323
Tokyo Electron	111,500	5,129,976
Tokyo Gas	2,949,830	10,839,906
Tokyo Tatemono	195,000	926,275
Toppan Printing	140,000	1,260,705
Toyo Engineering	646,000	2,315,706
Toyota Motor	245,700	9,842,708
Yamaha Motor	395,200	4,478,415
Yamato Holdings	207,000	2,578,467
		267,121,118
Netherlands--2.7%
Aegon	593,475	3,731,057
Fugro	38,650	1,616,741
ING Groep	160,140	1,707,939
Koninklijke Ahold	189,350	2,296,236
Koninklijke DSM	82,560	2,881,168
KONINKLIJKE KPN	165,300	2,174,673
Koninklijke Philips Electronics	184,210	3,471,802
Koninklijke Vopak	42,500 a	2,116,694
Royal Dutch Shell, Cl. A	403,973	10,850,892
		30,847,202
Norway--.1%
DNB NOR	182,600 a	1,532,006
Singapore--1.9%
DBS Group Holdings	1,840,266	15,070,218
Oversea-Chinese Banking	1,057,000	5,308,809
United Overseas Bank	121,000	1,197,106
		21,576,133
Spain--1.3%
Banco Santander	614,787	6,628,279
Repsol	66,670	1,498,211
Telefonica	319,180	6,894,817
		15,021,307
Sweden--1.2%
Elekta, Cl. B	198,670	2,768,288
Investor, Cl. B	204,360	3,208,167
Nordea Bank	261,220	2,092,988
Sandvik	641,966	5,308,050
		13,377,493
Switzerland--8.5%
Adecco	90,633	3,954,786
Clariant	696,464 a	4,116,482
Credit Suisse Group	123,740	5,537,516
Julius Baer Holding	85,195	3,630,017
Nestle	752,300	27,337,450
Novartis	593,942	23,746,540
Roche Holding	104,055	14,199,499
Swiss Life Holding	12,300 a	1,045,028

Syngenta	11,470	2,792,314
UBS	482,694 a	7,297,620
Zurich Financial Services	14,690	2,750,604
		96,407,856
United Kingdom--22.6%
3i Group	289,672	1,150,685
3i Group (Rights)	372,435 a	632,062
Anglo American	509,123	14,902,312
AstraZeneca	74,130	3,090,147
Autonomy	52,680 a	1,319,766
BAE Systems	522,040	2,899,608
Barclays	590,780	2,848,034
BHP Billiton	112,310	2,690,550
BP	3,667,642	30,272,628
British American Tobacco	74,600	2,037,806
Centrica	2,972,045	11,837,706
Charter International	405,050	3,499,731
Friends Provident	4,286,366	4,695,396
GlaxoSmithKline	895,214	15,089,377
HSBC Holdings	3,131,543	28,599,071
ICAP	201,050	1,292,038
Imperial Tobacco Group	140,360	3,648,146
Kazakhmys	252,580	2,871,683
Kingfisher	1,000,830	2,889,363
Legal & General Group	2,051,760	2,021,187
Man Group	558,200	2,210,895
Old Mutual	2,201,833	2,624,942
Persimmon	297,100	1,764,047
Royal Dutch Shell, Cl. A	481,270	12,967,183
Royal Dutch Shell, Cl. B	402,810	10,953,412
Scottish & Southern Energy	111,810	2,111,615
Smith & Nephew	536,462	3,912,613
Standard Chartered	125,770	2,568,696
Tesco	2,636,155	15,619,726
Thomas Cook Group	1,271,720	4,601,030
Unilever	866,397	20,430,571
Vodafone Group	16,149,184	30,390,935
WPP	1,128,258	8,448,524
		256,891,485
United States--.3%
iShares MSCI EAFE Index Fund	63,940	3,033,953
Total Common Stocks
(cost $1,242,156,788)		1,091,530,217

Preferred Stocks--1.2%
Germany
Fresenius	33,960	1,943,811
Henkel & Co.	368,234	11,357,155
Total Preferred Stocks
(cost $18,980,409)		13,300,966

Total Investments (cost $1,261,137,197)	97.2%	1,104,831,183

Cash and Receivables (Net)	2.8%	31,782,080
Net Assets	100.0%	1,136,613,263

ADR - American Depository Receipts
a Non-income producing security.

At May 31, 2009 , the aggregate cost of investment securities for income tax purposes was $1,261,137,197. Net unrealized depreciation on investments was $156,306,014 of which $66,234,831 related to appreciated investment securities and $222,540,845 related to depreciated investment securities.

100-303-03
				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			Depreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 5/31/2009 ($)
Buys:
Australian Dollar,
Expiring 6/2/2009	80,002	63,833	64,073	240
Euro,
Expiring 6/1/2009	45,431	63,317	64,226	909
British Pound,
Expiring 6/1/2009	4,201	6,705	6,790	85
Japanese Yen,
Expiring 6/1/2009	100,773,866	1,040,837	1,057,660	16,823

Sells:
Hong Kong Dollar,
Expiring 6/1/2009	1,812,931	233,888	233,858	30
Singapore Dollar,
Expiring 6/2/2009	291,875	202,171	202,080	91
Euro,
Expiring 6/2/2009	811,294	1,144,087	1,146,932	(2,845)
Swiss Franc
Expiring 6/2/2009	3,332,193	3,108,647	3,120,615	(11,968)
Swedish Krona,
Expiring 6/1/2009	9,791,333	1,271,437	1,293,952	(22,515)
Swedish Krona,
Expiring 6/2/2009	11,107,990	1,466,789	1,467,952	(1,163)
British Pound,
Expiring 6/2/2009	583,893	940,535	943,742	(3,207)
Japanese Yen,
Expiring 6/2/2009	125,929,241	1,313,542	1,321,676	(8,134)

Gross Unrealized Appreciation				18,178
Gross Unrealized Depreciation				(49,832)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
			Significant
	Level 1 -Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities	7,453,433	1,097,377,750	0	1,104,831,183
Other Financial Instruments+	0	18,178	0	18,178
Liabilities ($)
Other Financial Instruments+	0	(49,832)	0	(49,832)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying tables.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the

Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2009 (Unaudited)

Common Stocks--88.4%	Shares	Value ($)
Brazil--6.5%
Amil Participacoes	99,700	468,706
Centrais Eletricas Brasileiras	214,703	2,928,760
Cia de Saneamento Basico do Estado de Sao Paulo	88,308	1,382,337
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	4,690	146,563
Cia de Saneamento de Minas Gerais	232,900	3,077,556
Cia Energetica de Minas Gerais, ADR	50,300	665,469
Empresa Brasileira de Aeronautica, ADR	50,450	967,631
Gafisa	305,600	2,764,627
Grendene	383,200	3,018,703
Itau Unibanco Holding, ADR	445,196	7,145,396
Medial Saude	409,200 a	1,672,072
Petroleo Brasileiro (Preferred), ADR	530,580	18,554,383
Porto Seguro	43,300	328,997
Redecard	203,100	2,968,670
Souza Cruz	67,500	1,766,746
Tele Norte Leste Participacoes, ADR	213,518	3,783,539
Tractebel Energia	144,900	1,351,349
Vale, ADR	273,340	5,234,461
		58,225,965
China--10.7%
Anhui Expressway, Cl. H	2,562,000	1,563,607
Bank of China, Cl. H	17,884,000	8,052,889
Bosideng International Holdings	24,714,000	3,335,688
China BlueChemical, Cl. H	3,270,000	1,906,789
China Communications Construction, Cl. H	2,049,000	2,846,390
China Construction Bank, Cl. H	14,460,990	9,436,976
China COSCO Holdings, Cl. H	2,899,500	3,984,833
China Life Insurance, Cl. H	1,262,000	4,616,891
China Molybdenum, Cl. H	1,442,000	963,330
China Petroleum & Chemical, Cl. H	2,856,000	2,328,788
China Telecom, Cl. H	4,216,000	2,001,858
Great Wall Motor, Cl. H	2,460,000	2,038,106
Guangshen Railway, Cl. H	4,098,000	1,953,876
Huaneng Power International, ADR	4,640	123,517
Huaneng Power International, Cl. H	3,102,200	2,064,770
Industrial & Commercial Bank of China, Cl. H	8,323,000	5,259,759
PetroChina, ADR	29,020	3,374,736
PetroChina, Cl. H	12,856,000	14,809,551
Shanda Interactive Entertainment, ADR	45,220 a	2,605,576
Sino-Ocean Land Holdings	2,769,500	2,846,298
Sinopec Shanghai Petrochemical, Cl. H	3,394,670 a	1,266,083
Sinotrans, Cl. H	11,841,600	3,092,231
TPV Technology	7,171,680	2,955,454
Weiqiao Textile, Cl. H	5,498,900	3,081,329
Yanzhou Coal Mining, Cl. H	3,124,000	3,935,789
Zhejiang Expressway, Cl. H	3,798,000	2,972,477
ZTE, Cl. H	543,780	1,823,463
		95,241,054
Czech Republic--.2%
Telefonica O2 Czech Republic	67,120	1,445,944
Egypt--.8%
Orascom Construction Industries	109,425	3,997,007
Orascom Telecom Holding	280,500	1,654,904
Talaat Moustafa Group	1,276,070 a	1,013,006
		6,664,917
Hong Kong--6.6%
Chaoda Modern Agriculture Holdings	2,914,000	1,838,865
China Agri-Industries Holdings	5,955,519 a	3,909,619
China Mobile	1,475,900	14,460,710
China Mobile, ADR	161,440	7,944,462
China Pharmaceutical Group	3,840,000	2,194,767
China Power International Development	17,663,400 a	4,866,994
China Unicom (Hong Kong)	1,494,514	1,848,720

China Yurun Food Group	228,000	320,216
CNOOC	372,000	491,782
CNOOC, ADR	21,860	2,929,677
Cosco Pacific	3,968,000	5,395,287
Denway Motors	6,886,700	3,345,249
Global Bio-Chem Technology Group	11,130,800	2,108,708
Hopson Development Holdings	1,072,000	1,557,246
NWS Holdings	596,469	1,299,380
Shanghai Industrial Holdings	763,000	3,036,946
Texwinca Holdings	1,891,180	1,305,548
		58,854,176
Hungary--.7%
Magyar Telekom Telecommunications	601,810	1,784,522
MOL Hungarian Oil and Gas	32,431	2,008,123
Richter Gedeon	15,520	2,273,714
		6,066,359
India--6.7%
Andhra Bank	1,172,640	2,375,062
Bank of India	617,000	4,431,181
Bharat Petroleum	103,368	1,020,417
Bharti Airtel	19,150 a	333,149
Cairn India	472,480 a	2,323,688
Canara Bank	324,900	1,967,636
Dr. Reddy's Laboratories	60,540	829,434
Grasim Industries	40,334	1,803,911
Hindalco Industries	44,091	79,521
Hindalco Industries, GDR	630,240 b	1,133,001
Hindustan Petroleum	293,203	2,249,662
ICICI Bank	153,830	2,423,215
India Cements	993,644	3,254,613
Infosys Technologies, ADR	18,440	637,655
IVTCL Infrastructures and Projects	209,380	1,484,720
Jet Airways India	106,806 a	693,323
Mahanagar Telephone Nigam	1,670,426	3,696,821
Mahanagar Telephone Nigam, ADR	185,360	797,048
Mahindra & Mahindra	77,481	1,111,061
Oil & Natural Gas	120,162	3,001,169
Reliance Industries	23,331 a	1,128,940
State Bank of India	93,010	3,710,966
State Bank of India, GDR	88,660 b	7,048,470
Steel Authority of India	1,011,652	3,717,413
Sterlite Industries (India)	309,020	4,097,401
Sterlite Industries (India), ADR	62,040	817,067
Tata Consultancy Services	190,542	2,832,039
		58,998,583
Indonesia--1.6%
Bank Central Asia	2,719,000	892,854
Gudang Garam	5,820,200	6,426,649
Kalbe Farma	13,299,500	1,138,569
Telekomunikasi Indonesia	4,161,400	3,023,156
United Tractors	2,311,500	2,294,981
		13,776,209
Israel--1.8%
Bank Hapoalim	628,150 a	1,679,319
Bank Leumi Le-Israel	565,590	1,605,642
Israel Discount Bank, Cl. A	1,904,726	2,406,094
Teva Pharmaceutical Industries, ADR	219,490	10,175,556
		15,866,611
Luxembourg--.2%
Evraz Group, GDR	61,130 b	1,440,834
Malaysia--3.3%
Gamuda	3,755,800	2,710,883
Genting	1,277,920	2,000,328
Hong Leong Bank	611,400	955,908
KLCC Property Holdings	587,700	526,139
Kulim (Malaysia)	746,000	1,356,658
Malayan Banking	5,956,502	8,635,109
Resorts World	5,642,100	4,473,006
RHB Capital	507,200	596,784

Sime Darby	2,103,300	4,347,366
Tenaga Nasional	1,521,100	3,559,687
		29,161,868
Mexico--3.6%
America Movil, ADR, Ser. L	414,760	15,897,751
Consorcio ARA	3,142,300 a	1,476,681
Embotelladoras Arca	1,162,800	2,955,553
Empresas ICA	860,300 a	1,686,376
Fomento Economico Mexicano, ADR	56,590	1,849,927
Gruma, Cl. B	839,166 a	925,045
Grupo Aeroportuario del Sureste, Cl. B	471,300	1,620,854
Grupo Continental	1,603,790	3,190,047
Grupo Modelo, Ser. C	658,300 a	2,249,475
		31,851,709
Peru--.2%
Credicorp	36,060	2,171,533
Philippines--.4%
ABS-CBN Holdings	1,178,500	534,375
Bank of the Philippine Islands	1,385,961	1,295,736
Metropolitan Bank & Trust	619,100	446,850
Union Bank of the Philippines	1,653,700	866,398
		3,143,359
Poland--.6%
Bank Pekao	24,190 a	824,958
Polskie Gornictwo Naftowe I Gazownictwo	1,645,290	1,955,269
Telekomunikacja Polska	524,310	2,758,449
		5,538,676
Russia--6.1%
Gazprom, ADR	1,069,340	24,669,674
LUKOIL, ADR	320,860	17,005,580
MMC Norilsk Nickel, ADR	505,863 a	5,766,838
Mobile Telesystems, ADR	152,530	6,328,470
		53,770,562
South Africa--7.7%
ABSA Group	146,670	1,875,850
Anglo Platinum	14,500	1,013,634
AngloGold Ashanti, ADR	166,527	7,049,088
ArcelorMittal South Africa	238,940	2,870,346
Aveng	506,641	2,225,674
Barloworld	237,280	1,108,016
FirstRand	2,594,284	4,489,741
Fountainhead Property Trust	1,504,610	1,040,699
Gold Fields	224,740	3,077,569
Gold Fields, ADR	123,960	1,683,377
Impala Platinum Holdings	168,530	4,096,452
JD Group	413,268	1,963,401
Metropolitan Holdings	1,911,410	2,809,226
MTN Group	507,479	7,400,347
Nampak	2,001,704 a	3,558,745
Naspers, Cl. N	102,880	2,473,568
Nedbank Group	370,029	4,163,343
Remgro	227,070	2,078,887
Sanlam	612,541	1,327,057
Sappi	742,747	2,569,889
Sasol	70,753	2,675,503
Sasol, ADR	39,170	1,480,234
Shoprite Holdings	338,340	2,363,250
Telkom	354,950	1,608,447
Vodacom Group	299,410 a	1,956,928
		68,959,271
South Korea--12.7%
CJ O Shopping	25,788	1,792,047
Daegu Bank	285,830	2,310,956
Daishin Securities	72,130	956,218
Hanwha Chemical	27,923	231,127
Honam Petrochemical	42,050	2,593,993
Hyundai Heavy Industries	21,840	3,780,716
Hyundai Mobis	38,298	3,625,957
Hyundai Motor	46,662	2,597,685

Kangwon Land	129,240	1,681,397
KB Financial Group	171,403 a	5,558,974
KB Financial Group, ADR	22,800 a	728,688
Korea Electric Power	311,105 a	7,092,023
Korea Investment Holdings	37,800	976,042
KT	30,740	832,839
KT & G	24,321	1,323,659
KT, ADR	328,240	4,444,370
LG	81,412	4,203,706
LG Chem	23,700	2,897,052
LG Dacom	153,410	2,250,473
LG Electronics	29,183	2,814,272
LG Fashion	121,510	2,207,384
Lotte Shopping	23,263	4,471,514
POSCO	29,047	9,737,066
POSCO, ADR	5,400 c	453,006
Samsung Electronics	61,780	27,700,736
Samsung Fire & Marine Insurance	17,473	2,561,122
Shinhan Financial Group	214,033 a	5,451,660
SK Telecom	6,334	890,651
SK Telecom, ADR	328,280 c	5,163,844
Youngone	232,210	1,794,032
		113,123,209
Taiwan--9.5%
Asia Cement	1,616,000	1,828,905
Au Optronics	4,023,000	4,180,668
AU Optronics, ADR	101,020	1,049,598
Cathay Financial Holding	1,142,000	1,868,170
Chinatrust Financial Holding	9,651,294	6,417,676
Compal Electronics	8,440,011	7,187,281
First Financial Holding	3,573,456	2,421,067
Formosa Plastics	1,264,900	2,514,887
Fubon Financial Holding	583,000	570,772
HON HAI Precision Industry	1,336,000	5,086,626
Lite-On Technology	4,548,900	4,040,152
Mega Financial Holding	6,036,000	3,076,375
Nan Ya Printed Circuit Board	910,971	2,736,450
Nien Hsing Textile	1,046,000	409,533
Powertech Technology	893,000	1,928,058
Quanta Computer	5,123,902	8,418,525
SinoPac Financial Holdings	19,032,225	6,029,739
Taishin Financial Holdings	4,239,000	1,546,985
Taiwan Semiconductor Manufacturing	3,580,615	6,720,909
Taiwan Semiconductor Manufacturing, ADR	540,079	5,908,464
Unimicron Technology	2,823,000	2,546,412
United Microelectronics	13,596,397	5,481,018
Yageo	10,993,960	2,677,608
Yuanta Financial Holding	232,000	174,176
		84,820,054
Thailand--4.0%
Asian Property Development	20,023,000	2,758,127
Bangkok Bank	1,466,300	3,909,448
Banpu	220,000	2,042,793
C.P. Seven Eleven	4,885,300	2,072,879
Charoen Pokphand Foods	24,539,600	3,040,971
Electricity Generating	933,800	1,897,947
Kasikornbank	2,990,300	5,154,157
Krung Thai Bank	19,835,700	4,196,313
PTT	447,200	2,871,772
Siam Cement	830,200	3,198,530
Thai Airways International	1,012,900 a	442,830
Thai Beverage	1,568,000	206,266
Thai Oil	1,811,900	2,155,491
Thai Union Frozen Products	2,334,000	1,599,006
		35,546,530
Turkey--2.7%
Anadolu Anonim Turk Sigorta Sirketi	1,437,350	1,153,828
Asya Katilim Bankasi	1,906,150 a	2,267,891
Haci Omer Sabanci Holding	830,807	2,562,547

Selcuk Ecza Deposu Ticaret ve Sanayi	2,068,244	2,647,424
Tupras Turkiye Petrol Rafine	258,890	3,268,681
Turk Sise ve Cam Fabrikalari	2,400,103 a	2,053,942
Turkcell Iletisim Hizmet	536,350	2,874,942
Turkcell Iletisim Hizmet, ADR	174,140	2,317,803
Turkiye Is Bankasi, Cl. C	1,265,995	4,417,008
		23,564,066
United Kingdom--.1%
JKX Oil & Gas	235,670	823,643
United States--1.7%
iShares MSCI Emerging Markets Index Fund	355,940	11,831,446
Patni Computer Systems, ADR	302,400	3,078,432
		14,909,878
Total Common Stocks
(cost $735,299,156)		783,965,010

Preferred Stocks--7.7%
Brazil
Banco Bradesco	191,100	2,942,839
Banco Itau Holding Financeira	401,469	6,498,672
Bradespar	186,700	2,739,393
Braskem, Cl. A	720,500 a	2,621,864
Cia de Bebidas das Americas	28,700	1,887,467
Cia de Tecidos do Norte de Minas - Coteminas	821,960	1,842,267
Cia Energetica de Minas Gerais	295,253	3,975,021
Cia Paranaense de Energia, Cl. B	292,800	4,200,927
Cia Vale do Rio Doce, Cl. A	783,700	12,944,831
Klabin	908,600	1,560,819
Petroleo Brasileiro	1,129,000	19,767,255
Tele Norte Leste Participacoes	119,400	2,130,582
Usinas Siderurgicas de Minas Gerais, Cl. A	120,850	2,426,090
Vivo Participacoes	140,900	2,857,242
Total Preferred Stocks
(cost $58,973,872)		68,395,269

Other Investment--2.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $24,700,000)	24,700,000 [d]	24,700,000

Investment of Cash Collateral for Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $2,756,308)	2,756,308 [d]	2,756,308

Total Investments (cost $821,729,336)	99.2%	879,816,587
Cash and Receivables (Net)	. 8%	6,662,058
Net Assets	100.0%	886,478,645

ADR - American Depository Receipts GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $9,622,305 or 1.1% of net assets.
c	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $2,566,561 and the total market value of the collateral held by the fund is $2,756,308.
d	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $821,729,336.

Net unrealized appreciation on investments was $58,087,251 of which $126,000,020 related to appreciated investment securities and $67,912,769 related to depreciated investment securities.

At May 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost	Value ($)	at 5/31/2009 ($)
Purchases:
Thai Bhat, expiring 6/1/2009	21,107,658	613,594	615,204	1,610
Thai Bhat, expiring 6/1/2009	21,107,658	613,594	615,204	1,610
Thai Bhat, expiring 6/2/2009	1,975,750	57,652	57,585	(67)
Thai Bhat, expiring 6/2/2009	441,606	12,886	12,871	(15)
Thai Bhat, expiring 6/2/2009	311,979	9,104	9,093	(11)
Thai Bhat, expiring 6/2/2009	447,214	13,050	13,035	(15)
Thai Bhat, expiring 6/2/2009	22,023,698	642,652	641,903	(749)
Thai Bhat, expiring 6/2/2009	492,425	14,369	14,352	(17)
Thai Bhat, expiring 6/2/2009	492,777	14,379	14,362	(17)
Czech Republic Koruna, expiring 6/2/2009	191,029	10,045	10,026	(19)
Turkish Lira, expiring 6/1/2009	139,656	90,839	91,040	201
Mexican New Peso, expiring 6/1/2009	293,725	22,228	22,299	71
South African Rand, expiring 6/1/2009	3,543,272	442,356	445,358	3,002
South African Rand, expiring 6/2/2009	2,537,869	318,828	318,988	160
Malaysian Ringgit, expiring 6/1/2009	422,087	120,596	120,786	190
Malaysian Ringgit, expiring 6/1/2009	219,706	62,773	62,872	99
South Korean Won, expiring 6/1/2009	91,348,487	72,939	72,782	(157)
South Korean Won, expiring 6/1/2009	39,849,762	31,818	31,750	(68)
South Korean Won, expiring 6/1/2009	8,338,995	6,658	6,644	(14)
South Korean Won, expiring 6/1/2009	34,072,338	27,206	27,147	(59)
South Korean Won, expiring 6/1/2009	23,122,213	18,462	18,422	(40)
South Korean Won, expiring 6/1/2009	18,751,975	14,973	14,941	(32)
South Korean Won, expiring 6/1/2009	30,150,137	24,074	24,022	(52)
South Korean Won, expiring 6/1/2009	31,862,689	25,441	25,386	(55)
South Korean Won, expiring 6/1/2009	21,255,376	16,972	16,935	(37)
South Korean Won, expiring 6/1/2009	21,789,616	17,398	17,361	(37)
South Korean Won, expiring 6/1/2009	23,104,692	18,448	18,408	(40)
South Korean Won, expiring 6/1/2009	7,892,960	6,302	6,288	(14)
South Korean Won, expiring 6/1/2009	19,167,273	15,305	15,272	(33)
South Korean Won, expiring 6/1/2009	18,737,959	14,962	14,930	(32)
South Korean Won, expiring 6/1/2009	15,197,916	12,135	12,109	(26)
South Korean Won, expiring 6/1/2009	10,772,512	8,602	8,583	(19)
South Korean Won, expiring 6/1/2009	10,518,230	8,398	8,380	(18)
South Korean Won, expiring 6/1/2009	15,353,202	12,259	12,233	(26)
South Korean Won, expiring 6/1/2009	18,821,559	15,028	14,996	(32)
Poland Zloty, expiring 6/2/2009	43,229	13,589	13,569	(20)

Sales:
Thai Bhat, expiring 6/1/2009	6,222,455	180,623	181,360	(737)
Thai Bhat, expiring 6/1/2009	6,222,455	180,623	181,360	(737)
Hong Kong Dollar, expiring 6/1/2009	280,484	36,186	36,181	5
Israeli Shekel, expiring 6/1/2009	382,053	97,767	97,743	24

Gross Unrealized Appreciation				6,972
Gross Unrealized Depreciation				(3,195)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investment in Securities	227,456,725	652,359,862	0	879,816,587
Other Financial Instruments+	0	6,972	0	6,972
Liabilities ($)
Other Financial Instruments+	0	(3,195)	0	(3,195)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying tables.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the

Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Bny Mellon International Appreciation Fund
May 31, 2009 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)
Consumer Discretionary--10.1%
Adidas, ADR	12,000	220,320
Bridgestone, ADR	16,000	484,800
British Sky Broadcasting Group,
ADR	15,075	432,200
Bulgari, ADR	9,950 a	217,452
Casio Computer, ADR	5,000	448,379
Compass Group, ADR	65,400	381,282
Dailmer	33,100	1,215,101
Denso, ADR	6,000	566,160
Electrolux, ADR	16,400	414,920
Fiat, ADR	38,300	407,512
Hennes & Mauritz, ADR	71,500	678,535
Honda Motor, ADR	54,600	1,585,038
Husqvarna, ADR	37,650 b	425,445
Intercontinental Hotels Group, ADR	31,470	334,526
Kingfisher, ADR	80,826	457,475
Ladbrokes, ADR	83,611	270,900
LVMH Moet Hennessy Louis Vuitton,
ADR	39,500	653,680
Marks & Spencer Group, ADR	39,500	360,635
Marui Group, ADR	32,500	378,625
Mediaset, ADR	32,800	576,624
Nissan Motor, ADR	57,500	690,575
Panasonic, ADR	65,000	934,700
Pearson, ADR	25,400	272,034
Peugeot, ADR	11,700	349,830
Publicis Groupe, ADR	22,300	727,649
Reed Elsevier, ADR	12,443	404,522
Sega Sammy Holdings, ADR	160,000	449,600
Sharp, ADR	47,000	531,100

Sodexo, ADR	29,100	1,430,265
Sony, ADR	32,700	857,721
TABCORP Holdings, ADR	10,340	607,505
Television Broadcasts, ADR	58,500	472,680
Thomson Reuters, ADR	1,472	241,747
Toyota Motor, ADR	42,150	3,378,322
Valeo, ADR	31,600	309,680
Vivendi, ADR	12,100	312,785
Volkswagen, ADR	16,500	982,575
Wolters Kluwer, ADR	14,300	270,127
WPP, ADR	9,640	360,440
Zon Multimedia Servicos de
Telecomunicacoes e Multimedia,
ADR	5,535 a	30,996
		24,124,462
Consumer Staples--9.5%
Aeon, ADR	54,000	491,400
Ajinomoto, ADR	5,600	413,280
British American Tobacco, ADR	28,200	1,543,950
Cadbury, ADR	10,018	351,632
Coca Cola Hellenic Bottling, ADR	15,150	312,545
Coca-Cola Amatil, ADR	69,750	945,112
Danone, ADR	86,000	847,100
Delhaize Group, ADR	16,600	1,230,060
Diageo, ADR	18,570	1,013,179
Foster's Group, ADR	152,800	592,864
Heineken, ADR	21,050	374,690
Henkel & Co., ADR	15,300	468,945
Imperial Tobacco Group, ADR	15,100	777,499
J. Sainsbury, ADR	15,475	309,655
Kao, ADR	2,600	568,256
Kirin Holdings, ADR	42,000	525,420
Koninklijke Ahold, ADR	35,380	426,683
L'Oreal, ADR	73,500	1,161,300
Nestle, ADR	115,980	4,229,791
Sabmiller, ADR	26,900	548,760
Shiseido, ADR	27,000	457,380

Tate & Lyle, ADR	12,425	237,939
Tesco, ADR	77,868	1,371,255
Toyo Suisan Kaisha, ADR	2,000	439,998
Unilever (NY Shares)	48,400	1,158,696
Unilever, ADR	39,020	920,872
Yamazaki Baking, ADR	9,700	997,894
		22,716,155
Energy--8.9%
BG Group, ADR	21,800	1,977,696
BP, ADR	90,496	4,479,552
ENI, ADR	45,142	2,188,484
Repsol YPF, ADR	40,700	915,343
Royal Dutch Shell, ADR	55,127	2,971,897
Royal Dutch Shell, Cl. A, ADR	41,338	2,256,228
Santos, ADR	9,250	429,293
StatoilHydro, ADR	46,205	971,229
Technip, ADR	11,800	578,318
Total, ADR	66,024	3,806,284
Woodside Petroleum, ADR	21,605	746,669
		21,320,993
Financial--24.2%
Aegon (NY Shares)	59,800	374,946
Allianz, ADR	181,000	1,790,090
Alpha Bank, ADR	92,700	259,560
Australian & New Zealand Banking
Group, ADR	95,800	1,213,786
AXA, ADR	70,400	1,327,040
Banco Bilbao Vizcaya Argentaria,
ADR	159,630	1,957,064
Banco Santander, ADR	259,800	2,790,252
Bank of Yokohama, ADR	10,300	503,155
Barclays, ADR	72,575	1,401,423
BNP Paribas, ADR	55,000	1,906,850
British Land, ADR	57,600 b	360,000
Capitaland, ADR	108,500	563,115
Cheung Kong Holdings, ADR	63,000	774,900
City Developments, ADR	101,000	646,400

Commerzbank, ADR	43,300	346,400
Commonwealth Bank of Australia,
ADR	17,400 a	1,468,269
Credit Suisse Group, ADR	36,290	1,626,881
Daiwa House Industry, ADR	5,300	501,115
Daiwa Securities Group, ADR	9,900	615,879
Danske Bank, ADR	47,400	400,530
Deutsche Bank	26,023	1,759,415
DNB NOR, ADR	3,040 a	251,289
Erste Group Bank, ADR	20,000	243,000
Fortis, ADR	150,300	556,110
Friends Provident Group, ADR	40,700	440,374
Hang Seng Bank, ADR	40,400	574,488
HSBC Holdings, ADR	103,720	4,715,111
Hysan Development, ADR	117,000	532,350
ING Groep, ADR	62,400	662,688
Intesa Sanpaolo, ADR	157,298	3,358,312
Legal & General Group, ADR	96,400	457,900
Lend Lease, ADR	205,200	1,087,560
Lloyds Banking Group, ADR	109,375	598,281
Mitsubishi Estate, ADR	6,200	1,007,810
Mitsubishi Financial Group, ADR	349,677	2,216,952
Mitsui Sumitoto Insurance Group
Holdings, ADR	46,400	677,904
Mizuho Financial Group, ADR	181,500	871,200
National Australia Bank, ADR	72,000	1,274,400
National Bank of Greece, ADR	115,320	658,477
Nomura Holdings, ADR	98,000	742,840
ORIX, ADR	12,000	377,640
Promise, ADR	52,000	340,600
Prudential, ADR	54,050	760,483
Shinsei Bank, ADR	113,000 b	298,320
Shizuoka Bank, ADR	4,700	454,466
Sino Land, ADR	46,000	424,580
Social Generale, ADR	119,445	1,387,951
Sumitomo Mitsui Financial Group,
ADR	251,030	953,914

Sumitomo Trust & Banking, ADR	95,000	444,600
Sun Hung Kai Properties, ADR	65,000	807,300
Suruga Bank, ADR	4,800	451,563
Swire Pacific, ADR	50,000	495,000
Swiss Reinsurance, ADR	16,914	552,242
Tokio Marine Holdings, ADR	30,234	881,321
Tokyu Land, ADR	12,700	526,866
UBS	111,564 b	1,676,807
United Overseas Bank, ADR	34,000	671,500
Westfield Group, ADR	14,700	263,277
Westpac Banking, ADR	19,660	1,504,383
Zurich Financial Services, ADR	52,600	987,302
		57,774,231
Health Care--8.4%
AstraZeneca, ADR	44,869	1,871,935
Bayer, ADR	26,800	1,527,600
Cie Generale d'Opitique Essilor
International, ADR	22,600	517,540
Eisai, ADR	36,000	1,222,200
Elan, ADR	25,400 b	177,292
Fresenius Medical Care, ADR	11,800	498,078
GlaxoSmithKline, ADR	73,801	2,487,832
Novartis, ADR	79,220	3,170,384
Novo Nordisk, ADR	28,800	1,499,904
Olympus, ADR	73,000	1,422,040
Roche Holding, ADR	87,520	2,996,685
Sanofi-Aventis, ADR	67,600	2,142,244
Smith & Nephew, ADR	10,500	384,300
		19,918,034
Industrial--11.6%
ABB, ADR	90,640	1,491,934
Air France, ADR	43,600	691,060
All Nippon Airways, ADR	81,500	589,245
Amada, ADR	18,250	480,269
Asahi Glass, ADR	70,000	500,500
Atlas Copco, Cl. A, ADR	52,300	525,615
Atlas Copco, Cl. B, ADR	58,300	515,955

Bae Systems, ADR	29,525	653,979
British Airways, ADR	10,540	265,186
Dai Nippon Printing, ADR	42,000	536,340
Deutsche Lufthansa, ADR	31,900	440,539
European Aeronautic Defence and
Space, ADR	29,900	484,380
Experian, ADR	34,970	257,030
Hutchison Whampoa, ADR	14,200	497,710
Invensys, ADR	123,210 b	448,484
ITOCHU, ADR	8,100	583,200
Japan Airlines, ADR	149,600 b	1,436,160
Kajima, ADR	13,500	414,450
Kawasaki Heavy Industries, ADR	54,000	481,988
Keppel, ADR	50,500	505,000
Komatsu, ADR	9,500	554,800
Koninklijke Philips Electronics
(NY Shares)	34,000	644,300
Kubota, ADR	14,000	516,180
Marubeni, ADR	6,700	302,170
Metso, ADR	24,300	460,242
Mitsubishi Electric, ADR	9,600	550,848
Mitsubishi, ADR	24,000	909,600
Mitsui & Co., ADR	3,500	888,020
MTR, ADR	9,100	290,563
Neptune Orient Lines, ADR	83,750	354,715
Nippon Yusen Kabus, ADR	53,000	506,150
NSK, ADR	9,400	450,260
Orkla, ADR	29,300	237,916
Panasonic Electric Works, ADR	5,100	421,015
Rolls-Royce Group, ADR	15,740	413,647
Ryanair Holdings, ADR	8,360 b	243,443
Sandvik, ADR	56,100	456,093
Secom, ADR	5,500	456,340
Siemens, ADR	29,242	2,147,532
SKF, ADR	40,200	473,154
Sumitomo Electric Industries, ADR	4,500	501,750
Sumitomo, ADR	55,000	545,600

Taisei, ADR	19,500	480,069
TNT, ADR	22,345	436,845
Tomkins, ADR	40,425	371,102
Toppan Printing, ADR	11,000	487,850
Toto, ADR	4,600	267,352
Verbund-Oesterreichische
Elektrizitaetswirtschafts, ADR	53,000	569,994
Vestas Wind Systems, ADR	17,100 b	416,385
Volvo, ADR	72,200	459,914
Weinerberger, ADR	23,500	66,061
Wolseley, ADR	42,100 b	70,307
		27,749,241
Information Technology--5.2%
Advantest, ADR	18,500	330,225
Alcatel-Lucent, ADR	110,400 b	280,416
Alps Electric, ADR	37,500	401,498
Canon, ADR	35,500	1,177,535
Computershare, ADR	50,200	348,890
Dassault Systemes, ADR	7,800	349,674
Fujifilm Holdings, ADR	20,000	578,200
Fujitsu, ADR	16,200	418,770
Hitachi, ADR	14,300	475,618
Kyocera, ADR	7,400	581,122
NEC, ADR	110,000 b	428,317
Nidec, ADR	32,400	467,532
Nintendo, ADR	28,000	943,040
Nokia, ADR	123,900	1,895,670
Omron, ADR	24,700	375,978
Ricoh, ADR	4,400	300,520
SAP, ADR	26,280	1,139,238
TDK, ADR	9,400	417,360
Telefonaktiebolaget LM Ericsson,
ADR	109,200	1,016,652
Trend Micro, ADR	13,000	427,050
		12,353,305
Materials--9.2%
Air Liquide, ADR	36,894	682,539

Akzo Nobel, ADR	6,400	297,152
Alumina, ADR	48,575	211,787
Amcor, ADR	27,425	443,462
Anglo American, ADR	92,316 b	1,324,735
ArcelorMittal	28,924	959,698
Asahi Kasei, ADR	9,900	484,209
BASF, ADR	33,100	1,400,130
BHP Billiton, ADR	85,549	4,544,283
Boral, ADR	37,450	473,743
CRH, ADR	19,300	455,094
Intalcementi, ADR	13,600	156,022
James Hardie Industries, ADR	23,680	405,402
Johnson Matthey, ADR	6,650	259,949
Kobe Steel, ADR	45,200	386,008
Koninklijke DSM, ADR	16,000	140,320
Lafarge, ADR	14,824	252,008
Newcrest Mining, ADR	18,047	481,494
Nippon Steel, ADR	21,000	798,000
Nisshin Steel, ADR	9,250	414,751
Nitto Denko, ADR	1,700	472,685
Norsk Hydro, ADR	43,500	230,115
Oji Paper, ADR	8,400	389,838
Rexam, ADR	14,920	374,492
Rio Tinto, ADR	7,475	1,356,264
Solvay, ADR	4,600	420,615
Stora Enso, ADR	55,600	331,376
Sumitomo Metal Industries, ADR	19,600	521,360
Svenska Cellulosa, ADR	43,700	502,550
Syngenta, ADR	20,750	1,012,600
Taiheiyo Cement, ADR	21,300	383,805
Teijin, ADR	16,100	434,861
Toray Industries, ADR	9,500	466,070
UPM-Kymmene, ADR	43,400	401,884
		21,869,301
Telecommunications--5.9%
BT Group, ADR	27,910	394,926
Deutsche Telekom, ADR	84,200	964,090

France Telecom, ADR	56,300	1,314,042
Hellenic Telecommunications
Organization, ADR	20,600	166,036
Koninklijke KPN, ADR	51,800	678,580
Nippon Telegraph & Telephone, ADR	44,600	926,342
NTT Docomo, ADR	62,100	927,774
Portugal Telecom, ADR	26,300	235,648
Singapore Telecommunications, ADR	27,135	563,051
Swisscom, ADR	10,000	295,500
Telecom Corp New Zealand, ADR	25,373	201,969
Telecom Italia, ADR	38,460	393,830
Telecom Italia, ADR	33,219	469,052
Telefonica, ADR	44,275	2,874,333
Telenor, ADR	8,300	209,326
Telstra, ADR	43,680	541,195
Vodafone Group, ADR	150,353	2,829,643
		13,985,337
Utilities--6.1%
Centrica, ADR	49,120	781,008
CLP Holdings, ADR	92,000	611,800
E.ON, ADR	65,527	2,324,898
Enel, ADR	124,700	773,140
Energias de Portugal, ADR	12,890	516,245
GDF Suez, ADR	49,849	1,955,947
Hong Kong & China Gas, ADR	230,800	456,984
Iberdrola, ADR	51,775	1,770,705
International Power, ADR	11,920	524,480
National Grid, ADR	17,888	869,536
RWE, ADR	23,000	1,907,850
Scottish & Southern Energy, ADR	40,100	745,860
United Utilities Group, ADR	25,515	439,879
Veolia Enviroment, ADR	28,500	838,755
		14,517,087
Total Common Stocks
(cost $320,859,218)		236,328,146

Other Investment--.1%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $271,000)	271,000 [c]	271,000

Total Investments (cost $321,130,218)	99.2%	236,599,146
Cash and Receivables (Net)	.8%	1,916,998
Net Assets	100.0%	238,516,144

ADR - American Depository Receipts

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $1,968,006 or 0.8% of net assets.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2009 , the aggregate cost of investment securities for income tax purposes was $321,130,218. Net unrealized depreciation on investments was $84,531,072 of which $13,390,759 related to appreciated investment securities and $97,921,831 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities	115,556,652	121,042,494	0	236,599,146
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the

Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
May 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--100.4%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.5%
United Technologies,
Notes	6.13	7/15/38	7,080,000	6,955,548
Asset - Backed Ctfs.--.7%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	8,530,000	8,576,671
Asset-Backed Ctfs./Auto Receivables--3.9%
Daimler Chrysler Auto Trust,
Ser. 2006-C, Cl. A4	4.98	11/8/11	1,495,000	1,520,832
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A4A	5.47	6/15/12	755,000	784,834
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	5,865,000	5,828,434
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	1,519,966	1,506,444
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	5,210,000	5,289,934
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	1,470,000	1,528,652
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	8,045,000	8,319,462
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	6,465,000	6,379,328
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	3,600,000	3,730,469
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	12,774,000	12,771,850
USAA Auto Owner Trust,
Ser. 2006-4 Cl. A4	4.98	10/15/12	2,809,000	2,915,570
				50,575,809
Auto Parts & Equipment--.7%

Johnson Controls,
Sr. Notes	5.50	1/15/16	9,681,000	8,786,843
Banks--3.5%
Bank of America,
Sub. Notes	5.49	3/15/19	14,300,000	11,057,561
BankAmerica Capital II,
Bank Gtd. Secs., Ser. 2	8.00	12/15/26	6,775,000	5,225,713
Citigroup,
Sr. Unscd. Notes	5.30	10/17/12	1,625,000	1,559,191
Citigroup,
Sub. Notes	6.00	10/31/33	846,000	626,638
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000	2,814,493
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	1,381,000	1,260,116
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	3,980,000	3,345,958
HSBC Holdings,
Sub. Notes	6.50	9/15/37	6,300,000	5,730,839
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	2,846,000	2,975,621
Morgan Stanley,
Sub. Notes	4.75	4/1/14	9,410,000	8,618,817
PNC Funding,
Bank Gtd. Notes	4.50	3/10/10	2,825,000	2,842,555
				46,057,502
Building & Construction--.4%
CRH America,
Gtd. Notes	5.30	10/15/13	5,930,000	5,402,841
Commercial & Professional Services--.7%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	10,246,000 a	9,292,005
Commercial Mortgage Pass-Through Ctfs.--1.6%
Banc of America Commercial
Mortgage, Ser. 2004-4, Cl. A3	4.13	7/10/42	2,493,751	2,472,926
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T20,

Cl. A1	4.94	10/12/42	523,197	522,827
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A1	5.05	7/15/44	1,137,551	1,136,521
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	3,390,000	3,075,205
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	4,610,000 b	4,325,315
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	4,780,000	4,330,383
GE Capital Commercial Mortgage,
Ser. 2003-C1, Cl. A2	4.09	1/10/38	963,029	957,165
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	4,225,000	3,861,804
				20,682,146
Diversified Financial Services--4.5%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	7,090,000	7,318,775
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	2,409,000 a	2,237,214
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	2,010,000 a	1,874,265
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	2,860,000 a	2,656,053
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	6,815,000	6,849,675
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	3,935,000	4,042,429
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	6,630,000 c	6,499,893
Countrywide Home Loans,
Gtd. Notes, Ser. K	5.63	7/15/09	2,855,000	2,856,313
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	10,070,000	9,685,870

Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	1,152,000	929,585
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	2,410,000	2,192,963
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	5,645,000	4,743,764
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	6,255,000	6,800,974
				58,687,773
Electric Utilities--.9%
Emerson Electric,
Sr. Unscd. Notes	5.00	12/15/14	3,500,000	3,706,794
Hydro-Quebec,
Gov't Gtd. Debs., Ser. IU	7.50	4/1/16	4,620,000	5,334,414
Southern California Edison,
First Mortgage Bonds, Ser. 04-F	4.65	4/1/15	2,200,000	2,195,202
				11,236,410
Food & Beverages--1.3%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	5,765,000	5,977,757
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	2,215,000 c	2,270,435
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	6,930,000	8,311,856
				16,560,048
Foreign/Governmental--.6%
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000 c	6,124,375
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000	1,613,200
				7,737,575
Health Care--.4%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	5,490,000	5,758,335
Information Technology--1.7%
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	3,272,000 c	3,554,812

Intuit,
Sr. Unscd. Notes	5.40	3/15/12	6,775,000	6,870,731
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	10,410,000	11,237,585
				21,663,128
Media & Telecommunications--4.9%
AT & T,
Sr. Unscd. Notes	6.50	9/1/37	6,490,000	6,280,049
AT & T,
Sr. Unscd. Notes	6.80	5/15/36	1,650,000	1,648,498
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	5,550,000	5,878,360
Comcast,
Gtd. Notes	5.90	3/15/16	8,975,000 c	9,077,943
News America Holdings,
Gtd. Debs.	7.60	10/11/15	3,750,000	3,629,441
News America Holdings,
Gtd. Debs.	9.25	2/1/13	904,000	993,496
News America,
Gtd. Notes	6.15	3/1/37	2,375,000	1,888,298
Rogers Wireless,
Gtd. Notes	6.38	3/1/14	6,785,000	7,057,072
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	5,995,000 c	6,402,834
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	4,250,000	4,769,563
Time Warner,
Gtd. Notes	5.50	11/15/11	1,905,000	1,970,654
Time Warner,
Gtd. Debs.	6.50	11/15/36	2,115,000	1,723,323
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	10,545,000	10,586,020
Verizon Wireless Capital,
Sr. Unscd. Notes	8.50	11/15/18	1,500,000 a	1,822,935
Williams Communications Group,
Sr. Notes	0.00	10/1/09	1,406,000 d	0
				63,728,486

Property & Casualty Insurance--.6%
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	1,492,000 c	631,658
MetLife,
Notes	7.72	2/15/19	6,865,000	7,308,259
				7,939,917
Real Estate--.6%
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	7,400,000	7,213,505
Residential Mortgage Pass-Through Ctfs.--1.1%
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-J2, Cl. A2	0.81	6/25/34	1,573,656 b	1,370,868
JP Morgan Mortgage Trust,
Ser. 2005-A5, Cl. 3A1	5.38	8/25/35	3,923,703 b	3,595,621
WaMu Mortgage Pass Through
Certificates, Ser. 2003-S4,
Cl. 4A1	4.00	2/25/32	669,023	610,020
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR9,
Cl. A6	4.13	8/25/34	4,510,000 b	4,475,645
WaMu Mortgage Pass-Through
Certificates, Ser. 2005-AR4,
Cl. A3	4.59	4/25/35	1,477,768 b	1,462,764
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2004-N,
Cl. A6	4.00	8/25/34	3,235,000 b	3,227,204
				14,742,122
Retail--.6%
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	7,250,000	7,806,720
State/Territory Gen Oblg--.3%
California
GO (Various Purpose)	7.55	4/1/39	4,030,000	3,899,791
U.S. Government Agencies--6.8%
Federal Farm Credit Banks,
Bonds	3.88	8/25/11	2,000,000	2,113,520
Federal Home Loan Banks,

Bonds	3.63	10/18/13	11,670,000	12,127,907
Federal Home Loan Banks,
Bonds	5.65	4/20/22	8,000,000	8,422,952
Federal Home Loan Mortgage Corp.,
Notes	2.00	4/27/12	5,780,000 e	5,797,675
Federal Home Loan Mortgage Corp.,
Notes	3.00	4/21/14	16,000,000 e	15,914,112
Federal Home Loan Mortgage Corp.,
Notes	5.50	3/22/22	4,440,000 e	4,697,094
Federal Home Loan Mortgage Corp.,
Notes	5.90	6/15/22	9,485,000 e	10,071,097
Federal National Mortgage
Association, Notes	5.25	3/5/14	18,865,000 e	19,488,752
Federal National Mortgage
Association, Notes	5.38	4/11/22	9,855,000 e	10,156,051
				88,789,160
U.S. Government Agencies/Mortgage-Backed--39.4%
Federal Home Loan Mortgage Corp.:
4.50%, 3/1/21 - 1/1/34			5,922,586 e	6,044,217
5.00%, 6/1/28 - 8/1/37			24,012,230 e	24,662,834
5.50%, 10/1/33 - 1/1/38			68,207,019 e	70,615,764
5.78%, 4/1/37			6,998,734 b,e	7,344,790
6.00%, 3/1/33 - 9/1/38			47,612,028 e	49,874,847
6.50%, 6/1/14 - 1/1/33			5,696,796 e	6,123,851
7.00%, 11/1/26 - 8/1/36			3,810,245 e	4,099,782
7.50%, 9/1/11 - 7/1/31			134,160 e	146,949
Multiclass Mortgage
Participation Ctfs.,
Ser. 2985, Cl. JP, 4.50%,
10/15/15			199,502 e	200,017
Multiclass Mortgage
Participation Ctfs.,
Ser. R002, Cl. AH, 4.75%,
7/15/15			1,225,136 e	1,245,724
Multiclass Mortgage
Participation Ctfs.,
Ser. R004, Cl. AL, 5.13%,

12/15/13	568,670 e	582,829
Federal National Mortgage Association:
4.00%, 4/1/24	9,418,169 e	9,388,737
4.50%, 3/1/23	16,757,291 e,f	17,188,191
4.50%, 1/1/36	7,909,007 e	7,995,594
5.00%, 3/1/21 - 2/1/36	6,894,117 e	7,128,933
5.00%, 4/1/23	15,393,399 e,f	15,943,780
5.50%, 7/1/35 - 3/1/38	74,618,066 e	77,331,799
5.67%, 4/1/37	8,516,929 b,e	8,876,838
5.98%, 5/1/37	7,544,745 b,e	7,857,663
6.00%, 4/1/33 - 6/1/38	51,875,935 e	54,529,498
6.02%, 8/1/37	8,560,920 b,e	8,977,020
6.50%, 4/1/17 - 4/1/38	35,550,522 e	37,926,817
7.00%, 4/1/32 - 10/1/32	1,992,004 e	2,175,171
7.50%, 7/1/32	481,194 e	527,725
Government National Mortgage Association I:
5.00%, 11/15/34 - 1/15/39	47,419,885	48,899,243
5.50%, 2/15/36	4,773,513	4,958,935
6.00%, 10/15/33 - 10/15/38	17,383,498	18,191,743
6.50%, 12/15/27 - 8/15/38	15,483,621	16,399,553
9.00%, 12/15/09	45	46
9.50%, 9/15/09 - 10/15/09	692	700
		515,239,590
U.S. Government Securities--24.7%
U.S. Treasury Bonds:
6.25%, 8/15/23	4,420,000 c	5,362,706
7.13%, 2/15/23	3,014,000	3,926,678
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27	13,302,770 c,g	13,485,683
Notes, 0.63%, 4/15/13	6,821,494 c,g	6,812,967
Notes, 1.38%, 7/15/18	11,730,611 c,g	11,495,999
Notes, 2.38%, 1/15/17	13,318,588 c,g	14,013,658
U.S. Treasury Notes:
3.88%, 5/15/18	8,585,000 c	8,909,625
4.00%, 6/15/09	31,773,000 c	31,827,618
4.00%, 11/15/12	9,825,000	10,644,012
4.25%, 1/15/11	46,750,000 c	49,430,832

4.25%, 8/15/13	42,290,000 c	46,205,166
4.25%, 11/15/13	21,305,000 c	23,215,803
4.50%, 5/15/17	8,430,000 c	9,210,441
4.63%, 8/31/11	24,145,000 c	26,080,391
4.63%, 2/29/12	27,920,000 c	30,461,167
5.13%, 5/15/16	28,000,000 c	31,729,712
		322,812,458
Total Bonds and Notes
(cost $1,298,626,883)		1,310,144,383

Common Stocks--.0%	Shares	Value ($)
Media & Telecommunications
Above Net, Cl. W (warrants
9/8/2010)	858 h	41,184
XO Holdings	635 h	197
XO Holdings, Cl. A (warrants
1/16/10)	1,270 h	0
XO Holdings, Cl. B (warrants
1/16/10)	953 h	0
XO Holdings, Cl. C (warrants
1/16/10)	953 h	0
Total Common Stocks
(cost $0)		41,381

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,810,000)	17,810,000 [i]	17,810,000

Investment of Cash Collateral for
Securities Loaned--18.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $244,527,112)	244,527,112 [i]	244,527,112

Total Investments (cost $1,560,963,995)	120.5%	1,572,522,876
Liabilities, Less Cash and Receivables	(20.5%)	(267,448,254)
Net Assets	100.0%	1,305,074,622

GO--General Obligation

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $17,882,472 or 1.4% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $236,446,030 and the total market value of the collateral held by the fund is $244,527,112.
d	Non-income producing--security in default.
e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f	Purchased on a delayed delivery basis.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h	Non-income producing security.
i	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,560,963,995.

Net unrealized appreciation on investments was $11,558,881 of which $31,404,225 related to appreciated investment securities and $19,845,344 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	262,378,493	1,310,144,383	0	1,572,522,876
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted the FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives at period end, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.

Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the fund’s Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to certain qualified institutions. It is the funds’ policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.

The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Bny Mellon Intermediate Bond Fund
May 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.1%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.7%
General Dynamics,
Gtd. Notes	5.25	2/1/14	3,050,000	3,253,789
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000	2,005,484
				5,259,273
Asset-Backed Ctfs./Auto Receivables--2.7%
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	1,089,000	1,079,312
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	2,020,000	2,050,992
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	2,395,000	2,490,559
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	4,670,000	4,829,321
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	2,125,000	2,096,840
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	2,680,000	2,777,127
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	6,575,000	6,573,893
				21,898,044
Asset-Backed Ctfs./Other--.4%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	3,185,000	3,202,426

Automotive, Trucks & Parts--.7%
Johnson Controls,
Sr. Unscd. Notes	5.25	1/15/11	5,080,000 a	5,084,704
Johnson Controls,
Sr. Notes	5.50	1/15/16	635,000	576,350

				5,661,054
Bank & Finance--15.6%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,796,000 b	1,667,927
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	990,000 b	923,145
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	2,185,000 b	2,029,188
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	3,625,000	3,643,444
Bank of America,
Sub. Notes	5.42	3/15/17	8,900,000	7,466,077
BankAmerica Capital II,
Bank Gtd. Secs., Ser. 2	8.00	12/15/26	4,975,000	3,837,332
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	3,200,000	3,287,363
BP Capital Markets,
Gtd. Notes	3.63	5/8/14	6,960,000 a	6,874,434
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	4,975,000 a	5,138,797
Citigroup,
Sub. Notes	5.00	9/15/14	4,400,000	3,829,989
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,840,000	2,549,653
Countrywide Home Loans,
Gtd. Notes, Ser. K	5.63	7/15/09	2,380,000	2,381,095
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	3,935,000	3,944,582
General Electric Capital,
Sr. Unscd. Notes	5.88	2/15/12	5,265,000 a	5,413,494
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	5,400,000 a	5,315,782
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	8,108,000	8,048,195
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	7,205,000	6,054,707
John Deere Capital,

Sr. Unscd. Notes	7.00	3/15/12	5,805,000	6,311,695
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	4,110,000	4,297,190
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	2/5/13	7,580,000	7,071,337
Morgan Stanley,
Sr. Unscd. Notes	6.75	4/15/11	5,895,000	6,141,965
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	5,305,000	5,452,145
Private Export Funding,
Scd. Notes	4.38	3/15/19	15,935,000	15,312,372
Prudential Financial,
Sr. Unscd. Notes	6.00	12/1/17	3,295,000	3,058,702
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	5,240,000	5,462,522
				125,513,132
Biotechnology--.4%
Amgen,
Sr. Notes	5.70	2/1/19	2,905,000 a	2,999,447

Building & Construction--.6%
CRH America,
Gtd. Notes	5.30	10/15/13	4,930,000	4,491,738

Commercial & Professional Services--.6%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	5,765,000 b	5,228,227

Commercial Mortgage Pass-Through Ctfs.--.7%
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	6,125,000	5,598,473

Food & Beverages--2.1%
Coca-Cola,
Sr. Unscd. Notes	5.35	11/15/17	4,880,000 a	5,118,061
Diageo Finance,
Gtd. Notes	5.50	4/1/13	4,275,000	4,432,769

McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000	4,749,838
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	2,365,000	2,836,586
				17,137,254
Foreign/Governmental--1.3%
Hydro-Quebec,
Gov't Gtd. Debs., Ser. IU	7.50	4/1/16	2,920,000	3,371,534
Nova Scotia Province,
Bonds	5.13	1/26/17	5,430,000	5,579,292
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000	1,159,760
				10,110,586
Health Care--2.6%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	4,245,000	4,452,483
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	5,895,000	6,303,500
GlaxoSmithKline Capital,
Gtd. Notes	5.65	5/15/18	5,853,000	6,092,505
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000	4,342,750
				21,191,238
Industrials--2.0%
Emerson Electric,
Sr. Unscd. Notes	4.63	10/15/12	3,000,000	3,138,021
Progress Energy,
Sr. Unscd. Notes	6.85	4/15/12	4,398,000 a	4,699,588
Vulcan Materials,
Sr. Unscd. Notes	5.60	11/30/12	5,710,000	5,785,972
XTO Energy,
Sr. Unscd. Notes	5.50	6/15/18	2,565,000	2,521,128
				16,144,709
Media & Telecommunications--6.6%
AT&T,
Sr. Unscd. Notes	5.80	2/15/19	5,095,000 a	5,238,322
Cisco Systems,

Sr. Unscd. Notes	5.50	2/22/16	7,135,000	7,557,135
Comcast,
Gtd. Notes	5.90	3/15/16	5,135,000 a	5,193,898
News America,
Gtd. Notes	5.30	12/15/14	5,260,000	5,336,507
Rogers Communications,
Gtd. Notes	6.38	3/1/14	4,859,000	5,053,841
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	3,296,000	3,698,936
Time Warner,
Gtd. Notes	5.50	11/15/11	6,625,000	6,853,324
Verizon Communications,
Sr. Unscd. Notes	8.75	11/1/18	6,530,000	7,784,674
Vodafone Group,
Sr. Unscd. Notes	7.75	2/15/10	6,165,000	6,389,702
				53,106,339
Multi-Line Insurance--.6%
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000	4,534,572

Oil Comp-Intergrated--.3%
Occidental Petroleum,
Sr. Unscd. Notes	4.13	6/1/16	2,725,000 a	2,664,333

Real Estate Investment Trusts--1.3%
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	5,280,000	5,121,151
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	5,680,000	5,536,853
				10,658,004
Retailing--.6%
Wal-Mart Stores,
Sr. Unscd. Notes	4.55	5/1/13	4,675,000	4,920,171

Schools--.6%
Stanford University,
Bonds	4.75	5/1/19	5,000,000	4,951,115

Software & Services--1.6%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	5,115,000	5,187,275
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000	7,556,493
				12,743,768
State/Territory General Obligation--1.0%
State of California Taxable
Various Purpose, Bonds	5.45	4/1/15	4,550,000	4,682,178
State of California Taxable
Various Purpose, Bonds	5.95	4/1/16	3,255,000	3,403,037
				8,085,215
U.S. Government Agencies--18.8%
Federal Farm Credit Banks,
Bonds	2.25	4/24/12	12,935,000	13,132,285
Federal Farm Credit Banks,
Bonds	2.63	4/21/11	11,000,000	11,319,341
Federal Farm Credit Banks,
Bonds	3.40	2/7/13	15,800,000	16,442,886
Federal Farm Credit Banks,
Bonds	4.75	5/7/10	10,375,000	10,772,612
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	6,770,000	7,143,982
Federal Home Loan Banks,
Bonds	3.50	7/16/10	5,245,000	5,380,237
Federal Home Loan Banks,
Bonds	3.63	10/18/13	6,850,000	7,118,780
Federal Home Loan Banks,
Bonds	4.25	6/14/13	7,500,000	8,019,638
Federal Home Loan Banks,
Bonds	5.00	12/11/09	6,460,000	6,611,500
Federal Home Loan Banks,
Bonds	5.13	9/10/10	7,315,000	7,742,876
Federal Home Loan Mortgage Corp.,
Notes	2.00	4/27/12	7,830,000 c	7,853,944
Federal National Mortgage

Association, Notes	2.88	10/12/10	15,745,000 c	16,003,155
Federal National Mortgage
Association, Notes	4.75	3/12/10	20,270,000 c	20,955,795
Federal National Mortgage
Association, Notes	5.25	3/5/14	11,855,000 c	12,246,974
				150,744,005
U.S. Government Agencies/Mortgage-Backed--.1%
Federal Home Loan Mortgage Corp.:
4.85%, 11/1/32			127,148 c,d	129,012
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			795,864 c	838,044
				967,056
U.S. Government Securities--35.2%
U.S. Treasury Inflation Protected Securities:
Notes, 0.63%, 4/15/13			3,943,990 e	3,939,060
Notes, 1.38%, 7/15/18			7,672,480 a,e	7,519,031
Notes, 2.38%, 1/15/17			14,657,828 a,e	15,422,791
U.S. Treasury Notes:
4.00%, 11/15/12			25,750,000 a	27,896,520
4.25%, 1/15/11			67,000,000 a	70,842,048
4.25%, 8/15/13			18,950,000 a	20,704,372
4.25%, 11/15/13			3,260,000 a	3,552,383
4.50%, 11/15/15			10,250,000 a	11,310,239
4.63%, 8/31/11			43,035,000 a	46,484,556
4.63%, 2/29/12			52,340,000 a	57,103,777
5.13%, 5/15/16			15,170,000 a	17,190,705
				281,965,482
Total Bonds and Notes
(cost $771,432,452)				779,775,661

Other Investment--1.6%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,110,000)			13,110,000 [f]	13,110,000

Investment of Cash Collateral for

Securities Loaned--23.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $187,430,763)	187,430,763 [f]	187,430,763

Total Investments (cost $971,973,215)	122.1%	980,316,424
Liabilities, Less Cash and Receivables	(22.1%)	(177,642,994)
Net Assets	100.0%	802,673,430

a	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $182,591,633 and the total market value of the collateral held by the fund is $187,430,763.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $9,848,487 or 1.2% of net assets.
c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

At May 31, 2009 , the aggregate cost of investment securities for income tax purposes was $971,973,215.

Net unrealized appreciation on investments was $8,343,209 of which $18,980,400 related to appreciated investment securities and $10,637,191 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities	200,540,763	779,775,661	0	980,316,424
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted the FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives at period end, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.

Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the fund’s Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to certain qualified institutions. It is the funds’ policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.

The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate U.S. Government Fund
May 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.4%	Rate (%)	Date	Amount ($)	Value ($)
Banks--7.0%
Bank of America,
Gtd. Notes	3.13	6/15/12	915,000	949,879
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	245,000	255,461
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	855,000	886,762
Key Bank,
Gtd. Notes	3.20	6/15/12	915,000	949,972
Regions Bank,
Gtd. Notes	3.25	12/9/11	915,000	947,650
Wells Fargo & Co.,
Gtd. Notes	3.00	12/9/11	535,000	554,431
				4,544,155
Diversified Financial Services--3.2%
General Electric Capital,
Gtd. Notes	3.00	12/9/11	915,000	947,772
Private Export Funding,
Scd. Notes	4.38	3/15/19	1,220,000	1,172,331
				2,120,103
U.S. Government Agencies--21.1%
Federal Farm Credit Banks,
Bonds	3.88	8/25/11	915,000	966,935
Federal Home Loan Banks,
Bonds	3.63	10/18/13	1,280,000	1,330,225
Federal Home Loan Banks,
Bonds	4.25	6/14/13	635,000	678,996
Federal Home Loan Banks,
Bonds	4.88	12/13/13	4,095,000	4,475,155
Federal Home Loan Banks,
Bonds	5.63	6/9/17	2,210,000	2,441,422

Federal Home Loan Mortgage Corp.,
Notes	4.00	7/28/11	725,000 a	728,463
Federal National Mortgage
Association, Notes	2.50	2/17/12	1,980,000 a	1,991,141
Federal National Mortgage
Association, Notes	3.55	6/16/10	725,000 a	725,953
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	440,000 a	450,732
				13,789,022
U.S. Government Agencies/Mortgage-Backed--.3%
Federal Home Loan Mortgage Corp.;
Mulitclass Mortgage
Participation Ctfs.,
Ser. 1627, Cl. PJ, 6.00%,
3/15/23			168,888 a	170,045
U.S. Government Securities--66.8%
U.S. Treasury Bonds;
7.25%, 5/15/16			1,705,000	2,154,695
U.S. Treasury Inflation Protected Securities:
Notes, 0.63%, 4/15/13			397,417 b	396,921
Notes, 1.38%, 7/15/18			19,724 b	19,329
Notes, 2.38%, 1/15/17			1,974,061 b	2,077,084
U.S. Treasury Notes:
1.75%, 11/15/11			915,000	928,728
3.75%, 11/15/18			760,000	776,981
4.00%, 11/15/12			4,000,000	4,333,440
4.13%, 8/15/10			750,000	782,227
4.25%, 1/15/11			7,800,000	8,247,283
4.25%, 8/15/13			7,320,000	7,997,678
4.63%, 8/31/11			9,945,000	10,742,161
4.63%, 2/29/12			2,940,000	3,207,587
5.13%, 5/15/16			1,800,000	2,039,767
				43,703,881
Total Bonds and Notes
(cost $63,788,137)				64,327,206

Other Investment--.5%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $353,000)	353,000 [c]	353,000

Total Investments (cost $64,141,137)	98.9%	64,680,206
Cash and Receivables (Net)	1.1%	737,838
Net Assets	100.0%	65,418,044

a	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $64,141,137.

Net unrealized appreciation on investments was $539,069 of which $944,979 related to appreciated investment securities and $405,910 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	353,000	64,327,206	0	64,680,206
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted the FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives at period end, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.

Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the fund’s Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to certain qualified institutions. It is the funds’ policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.

The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
May 31, 2009 (Unaudited)

BNY Mellon Short-Term U.S. Government Securities Fund

	Coupon	Maturity	Principal
Bonds and Notes--97.6%	Rate (%)	Date	Amount ($)	Value ($)
Banks--5.7%
Bank of America,
Gtd. Notes	3.13	6/15/12	1,875,000	1,946,473
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	400,000	417,078
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	1,750,000 a	1,815,009
Key Bank,
Gtd. Notes	3.20	6/15/12	2,000,000 a	2,076,440
Regions Bank,
Gtd. Notes	3.25	12/9/11	1,875,000	1,941,906
Wells Fargo & Co.,
Gtd. Notes	3.00	12/9/11	1,000,000	1,036,319
				9,233,225
Diversified Financial Services--1.1%
General Electric Capital,
Gtd. Notes	3.00	12/9/11	1,635,000 a	1,693,559

State/Territory General Obligation--.6%
California
GO Notes	5.25	4/1/14	1,000,000	1,025,610

U.S. Government Agencies--28.4%
Federal Farm Credit Banks,
Bonds	2.25	4/24/12	2,795,000	2,837,629
Federal Farm Credit Banks,
Bonds	2.63	4/21/11	2,000,000	2,058,062
Federal Farm Credit Banks,
Bonds	3.75	12/6/10	3,525,000	3,675,881
Federal Farm Credit Banks,
Bonds	3.88	8/25/11	1,010,000	1,067,328
Federal Home Loan Banks,
Bonds	3.38	10/6/10	1,100,000	1,109,707
Federal Home Loan Banks,
Bonds	4.38	10/22/10	4,060,000	4,254,734
Federal Home Loan Banks,
Bonds	4.88	11/18/11	2,770,000	2,992,799
Federal Home Loan Mortgage Corp.,
Notes	2.13	3/23/12	3,910,000 b	3,961,628
Federal Home Loan Mortgage Corp.,
Notes	2.45	2/17/12	3,470,000 b	3,494,259
Federal Home Loan Mortgage Corp.,
Notes	2.63	3/19/12	500,000 b	504,514

Federal Home Loan Mortgage Corp.,
Notes	4.00	7/28/11	1,620,000 b	1,627,739
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/14/11	1,260,000 b	1,265,325
Federal National Mortgage
Association, Notes	1.75	3/23/11	6,450,000 b	6,536,894
Federal National Mortgage
Association, Notes	2.50	2/17/12	3,955,000 b	3,977,255
Federal National Mortgage
Association, Notes	3.55	6/16/10	1,425,000 b	1,426,874
Federal National Mortgage
Association, Notes	3.80	2/25/11	5,034,000 b	5,067,592
				45,858,220
U.S. Government Agencies/Mortgage-Backed--6.8%
Federal Home Loan Mortgage Corp.:
3.50%, 4/1/10 - 9/1/10			3,987,592 b	4,013,971
4.00%, 3/1/10			500,410 b	507,481
4.85%, 11/1/32			31,787 b,c	32,253
5.00%, 11/1/10 - 7/1/11			2,166,195 b	2,247,095
REMIC, Ser. 3020, Cl. MA
5.50%, 4/15/27			679,759 b	697,267
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32			90,815 b	95,506
REMIC, Ser. 3196, Cl. CE
5.25%, 8/15/11			672,454 b	686,585
REMIC, Ser. 1648, Cl. E,
6.00%, 9/15/23			545,688 b	556,360
REMIC, Ser. 1961, Cl. H,
6.50%, 5/15/12			101,333 b	104,696
Federal National Mortgage Association:
3.31%, 4/1/32			8,063 b,c	8,133
3.75%, 3/1/32			6,588 b,c	6,601
3.82%, 6/1/32			168,235 b,c	169,727
3.85%, 5/1/32			34,370 b,c	34,503
4.50%, 1/1/10			108,082 b	109,780
Whole Loan, Ser. 2003-W19,
Cl. 1A4, 4.78%, 11/25/33			23,365 b	23,311
5.13%, 6/1/32			132,946 b,c	132,995
Ser. 2002-T11, Cl. A 4.77%,
4/25/12			328,531 b	328,259
Ser. 2002-T3, Cl. A 5.14%,
12/25/11			568,851 b	571,274
Ser. 2001-T6, Cl. A 5.70%,
5/25/11			26,080 b	27,033
Ser. 2002-T3, Cl. B 5.76%,
12/25/11			270,000 b	290,003
Ser. 2001-T2, Cl. B 6.02%,
11/25/10			360,000 b	379,424
				11,022,257
U.S. Government Securities--55%
Federal Farm Credit Banks,
Bonds 3.00%, 3/3/11			4,195,000	4,340,931

U.S. Treasury Notes:
1.38%, 5/15/12	8,000,000 a	7,995,624
2.75%, 7/31/10	10,750,000 a	11,029,672
4.13%, 8/15/10	8,750,000 a	9,125,979
4.25%, 1/15/11	10,000,000 a	10,573,440
4.38%, 12/15/10	10,000,000 a	10,560,940
4.50%, 5/15/10	4,000,000 a	4,152,972
4.50%, 11/15/10	5,000,000 a	5,277,540
4.63%, 8/31/11	10,000,000 a	10,801,570
4.63%, 2/29/12	5,000,000	5,455,080
5.75%, 8/15/10	9,000,000 a	9,564,966
		88,878,714
Total Bonds and Notes
(cost $155,976,519)		157,711,585

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,311,000)	2,311,000 [d]	2,311,000

Investment of Cash Collateral for
Securities Loaned--42.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $68,487,476)	68,487,476 [d]	68,487,476

Total Investments (cost $226,774,995)	141.4%	228,510,061
Liabilities, Less Cash and Receivables	(41.4%)	(66,926,670)
Net Assets	100.0%	161,583,391

GO--General Obligation

a	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $66,535,094 and the total market value of the collateral held by the fund is $68,487,476.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	Variable rate security--interest rate subject to periodic change.
d	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $226,774,995. Net unrealized appreciation on investments was $1,735,066 of which $1,946,928 related to appreciated investment securities and $211,862 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities	70,798,476	157,711,585	0	228,510,061
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted the FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives at period end, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.

Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the fund’s Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to certain qualified institutions. It is the funds’ policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--94.9%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--2.1%
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.63	7/1/13	3,000,000	3,056,190
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/15	5,260,000	4,729,371
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	1,180,000	784,334
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	3,146,942
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	13,500,000	10,854,405
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/13	1,365,000	1,538,928
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/14	2,500,000	2,845,625
Alaska--.1%
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	8.00	12/1/10	1,000,000	1,095,550
Arizona--3.6%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/25	2,500,000	2,864,425
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/26	1,000,000	1,137,220
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/28	1,100,000	1,232,385
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000	5,381,650
Maricopa County Unified School

District (Paradise Valley)
(Insured; National Public
Finance Guarantee Corp.)	6.35	7/1/10	550,000	579,122
Maricopa County Unified School
District (Paradise Valley)
(Insured; National Public
Finance Guarantee Corp.)	7.00	7/1/11	1,905,000	2,093,766
Maricopa County Unified School
District (Scottsdale School)	6.60	7/1/12	1,250,000	1,440,475
Phoenix,
GO	6.25	7/1/16	1,250,000	1,532,713
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000	6,453,660
Salt River Project Agricultural
Improvement and Power
District, Electric System
Revenue	5.00	1/1/10	1,000,000	1,027,090
Salt Verde Financial Corporation,
Senior Gas Revenue	5.25	12/1/28	5,000,000	4,299,750
Salt Verde Financial Corporation,
Senior Gas Revenue	5.50	12/1/29	3,060,000	2,706,570
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare) (Prerefunded)	5.70	12/1/11	1,000,000 a	1,118,010
Tucson,
GO	5.00	7/1/12	1,265,000	1,397,332
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000	2,321,134
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	10,000,000	11,595,900
California--15.8%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	1,815,000	1,648,692
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	5,000,000 b	3,950,600
California,
Economic Recovery Bonds	5.00	7/1/15	5,000,000	5,409,650
California,
Economic Recovery Bonds	5.00	7/1/16	15,400,000	16,010,764
California,
GO	5.00	11/1/12	345,000	364,582
California,
GO	5.50	6/1/20	270,000	272,130
California,
GO	5.25	11/1/26	10,500,000	10,515,960
California,
GO	5.50	11/1/33	3,900,000	3,832,959
California,
GO (Prerefunded)	5.00	11/1/11	655,000 a	717,559
California,
GO (Various Purpose)	5.75	4/1/31	10,000,000	10,172,000

California,
GO (Various Purpose)	6.50	4/1/33	3,000,000	3,270,570
California,
GO (Various Purpose)	6.00	4/1/38	6,000,000	6,179,100
California,
GO (Various Purpose)
(Prerefunded)	5.00	2/1/14	1,825,000 a	2,087,818
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Golden Gate Tobacco Funding
Corporation)	4.50	6/1/21	3,265,000	2,674,655
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000 b	872,375
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA)	5.00	5/1/21	10,000,000	10,700,500
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	2,500,000	2,600,900
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/39	5,000,000	5,197,950
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	8,500,000	9,297,725
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/28	4,000,000	4,298,080
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,500,000	3,750,005
California Infrastructure and
Economic Development Bank,
Clean Water State Revolving
Fund Revenue	5.00	10/1/17	2,500,000	2,707,700
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	4.10	9/1/09	1,000,000	999,700
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000	5,021,700
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FSA)	4.50	7/1/18	4,670,000	4,846,339
California Statewide Communities

Development Authority, MFHR
(Equity Residential/Parkview
Terrace Club Apartments)	5.20	6/15/09	3,000,000	2,999,880
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	5,000,000	5,369,350
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	3,470,000	2,973,061
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/19	13,000,000 c	13,375,830
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/15	1,740,000	1,914,174
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	0/5.80	1/15/20	1,505,000 b	1,491,094
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	0/5.88	1/15/26	8,000,000 b	7,391,040
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/18	590,000	577,451
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	11,180,000	9,694,402
Hesperia Public Financing
Authority, Revenue
(Redevelopment and Housing
Projects) (Insured; XLCA)	5.00	9/1/37	4,450,000	3,215,881
Kern High School District,
GO (Insured; National Public
Finance Guarantee Corp.)	6.40	2/1/12	2,750,000	2,914,147
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/16	2,000,000	2,311,500
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)	5.00	2/7/13	5,000,000 c	5,277,400
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000	1,649,190
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)

(Insured; National Public
Finance Guarantee Corp.)	1.40	6/1/34	8,000,000 d	4,640,000
Sacramento Municipal Utility
District, Electric Revenue	5.30	7/1/12	720,000	759,816
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/13	3,530,000	3,832,486
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	6.00	8/1/09	205,000	206,991
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	6.00	8/1/09	420,000	421,890
Santa Barbara Financing Authority,
Revenue (Airport Project)	5.00	7/1/39	5,000,000 c	4,797,150
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/28	1,000,000	883,020
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/29	2,835,000	2,480,965
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; FSA)	5.50	1/1/13	3,010,000	3,359,732
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; FSA)	5.50	1/1/14	2,000,000	2,256,700
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000	446,777
Colorado--5.8%
Adams County,
FHA Insured Mortgage Revenue
(Platte Valley Medical Center
Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	2/1/31	3,400,000	3,113,618
Colorado Department of
Transportation, Transportation
RAN (Insured; National Public
Finance Guarantee Corp.)	5.25	6/15/10	1,000,000	1,049,130
Colorado Educational and Cultural
Facilities Authority, Revenue
(Regis University Project)
(Insured; Radian)	5.00	6/1/22	1,000,000	904,800
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.25	6/1/31	1,000,000	893,350
Colorado Health Facilities

Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000	2,234,640
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	2,000,000	2,172,120
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	1,250,000	1,193,350
Colorado Housing and Finance
Authority (Single Family
Program)	6.75	4/1/15	65,000	66,267
Colorado Housing and Finance
Authority (Single Family
Program)	6.05	10/1/16	85,000	89,287
Colorado Housing and Finance
Authority (Single Family
Program)	6.70	10/1/16	30,000	31,335
Colorado Housing and Finance
Authority (Single Family
Program)	6.80	11/1/28	5,000	5,121
Colorado Housing and Finance
Authority (Single Family
Program) (Collateralized; FHA)	6.75	10/1/21	195,000	208,749
Colorado Housing and Finance
Authority (Single Family
Program) (Collateralized; FHA)	7.15	10/1/30	45,000	46,062
Colorado Housing and Finance
Authority, SFMR	4.90	11/1/11	1,210,000	1,251,854
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty and
National Public Finance
Guarantee Corp.)	5.25	11/15/19	4,445,000	4,459,357
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0/5.00	9/1/16	3,565,000 b	3,502,113
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/16	5,000,000	4,792,850
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0/5.00	9/1/17	3,500,000 b	3,423,140
Jefferson County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	6.50	12/15/10	1,500,000	1,627,620
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.45	6/15/16	7,690,000 a,b	7,958,612
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.70	6/15/16	7,345,000 a,b	7,680,520
Northwest Parkway Public Highway

Authority, Revenue (Insured;
FSA) (Prerefunded)	0/5.55	6/15/16	10,960,000 a,b	11,389,961
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	3,250,000	3,118,375
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	4,645,000	4,514,847
University of Colorado Regents,
Enterprise System Revenue	5.50	6/1/10	500,000	524,655
University of Colorado Regents,
Enterprise System Revenue
(Insured; National Public
Finance Guarantee Corp.)	4.75	6/1/16	2,000,000	2,102,940
University of Colorado Regents,
Participation Interest (Sempra
Energy Colorado, Inc., Lease,
Development and Operating
Agreement) (Insured; National
Public Finance Guarantee Corp.)	6.00	12/1/22	5,000,000	5,186,950
Connecticut--.4%
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000	1,770,315
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University
System Issue) (Insured; FSA)	5.00	11/1/14	1,260,000	1,438,202
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	2,300,000	2,302,254
District of Columbia--.7%
District of Columbia,
GO (Insured; FSA)	1.65	6/1/16	5,000,000 d	4,481,100
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/12	2,470,000	2,498,257
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/14	2,270,000	2,387,586
Florida--6.0%
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000	4,593,090
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000	2,700,175
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/11	5,000,000	5,197,400
Florida Municipal Loan Council,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/15	520,000	538,330
Hillsborough County Aviation
Authority, Revenue (Tampa

International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000	3,698,734
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000	3,815,017
Hillsborough County Educational
Facilities Authority, Revenue
(University of Tampa Project)
(Insured; Radian)	5.75	4/1/18	2,500,000	2,567,425
JEA, Saint Johns River Power Park
System, Revenue	5.00	10/1/15	2,750,000	2,852,382
Lee County,
Airport Revenue (Insured; FSA)	5.88	10/1/19	3,000,000	3,052,410
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas)	5.00	10/1/10	3,000,000	3,076,650
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	0/5.00	10/1/22	2,000,000 b	1,598,960
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/35	2,500,000	2,340,175
Orlando and Orange County
Expressway Authority,
Expressway Revenue (Insured;
AMBAC)	5.00	7/1/13	4,710,000	5,071,728
Orlando Utilities Commission,
Utility System Revenue	0.67	10/1/16	13,400,000 d	11,706,642
Orlando Utilities Commission,
Water and Electric Revenue	5.25	10/1/20	2,260,000	2,395,012
Palm Beach County,
Public Improvement Revenue	5.38	11/1/28	2,500,000	2,607,825
Sarasota County,
Limited Ad Valorem Tax Bonds
(Environmentally Sensitive
Lands and Parkland Program)	5.25	10/1/25	6,895,000	7,312,354
Seminole Tribe,
Special Obligation Revenue	5.75	10/1/22	5,000,000	4,615,950
Seminole Tribe,
Special Obligation Revenue	5.50	10/1/24	2,000,000	1,767,580
Seminole Tribe,
Special Obligation Revenue	5.25	10/1/27	6,500,000	5,467,410
Georgia--3.8%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000	6,696,120
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project) (Insured; National

Public Finance Guarantee Corp.)	4.75	4/1/11	17,500,000	18,070,325
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	6.13	1/1/24	2,480,000	2,207,622
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	5,000,000	3,993,850
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000	907,210
Fulton County Development
Authority, Revenue (Spelman
College)	5.00	6/1/24	2,010,000	2,070,380
Georgia,
GO	5.40	11/1/10	1,000,000	1,065,700
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000 e	543,332
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000	5,454,000
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000	2,194,220
Putnam County Development
Authority, PCR (Georgia Power
Company)	5.10	6/1/23	6,120,000	6,201,947
Illinois--4.9%
Chicago,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project)	4.75	6/30/14	1,000,000	1,016,280
Chicago,
GO (Insured; FSA)	5.00	1/1/14	5,000,000	5,495,350
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000	1,218,303
Chicago,
SFMR (Collateralized: FNMA and
GNMA)	4.70	10/1/17	100,000	98,625
Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement	7.25	12/1/12	8,500,000	10,193,625
Cook County,
GO Capital Improvement
(Insured; AMBAC)	5.00	11/15/25	5,000,000	5,105,050
DuPage, Cook and Will Counties
Community College District
Number 502, GO	5.25	6/1/16	5,980,000	6,602,877
Illinois,
GO	5.00	1/1/17	7,500,000	8,424,525
Illinois,
GO (Fund for Infrastructure,

Roads, School and Transit)	5.25	10/1/15	3,000,000	3,281,250
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000	2,461,975
Illinois Health Facilities
Authority, Revenue (Loyola
University Health System)	5.75	7/1/11	1,530,000	1,584,575
Illinois Housing Development
Authority, MFHR (Lifelink
Developments) (Collateralized;
GNMA)	4.13	10/20/16	965,000	945,690
Lake County Community Unitary
School District Number 60, GO
(Insured; FSA)	5.63	12/1/11	3,150,000	3,213,850
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	5,000,000	5,009,400
Regional Transportation Authority,
GO (Insured; National Public
Finance Guarantee Corp.)	7.75	6/1/09	1,000,000	1,000,400
Regional Transportation Authority,
GO (Insured; National Public
Finance Guarantee Corp.)	7.75	6/1/10	1,620,000	1,734,161
Regional Transportation Authority,
GO (Insured; National Public
Finance Guarantee Corp.)	7.75	6/1/12	1,890,000	2,210,298
Will County School District Number
161, GO (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/23	4,355,000	4,444,103
Indiana--.6%
Indiana Finance Authority,
Acquisition Revenue (National
Collegiate Athletic
Association Project)	5.00	5/1/15	1,000,000	1,092,430
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/10	650,000	644,852
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/11	750,000	737,175
Indiana Municipal Power Agency,
Power Supply System Revenue
(Insured; AMBAC)	5.13	1/1/20	4,045,000	4,122,785
Indiana University Trustees,
Student Fee Revenue (Indiana
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/11	1,425,000	1,536,136
Iowa--.2%
Muscatine,
Electric Revenue (Insured;
AMBAC)	5.50	1/1/11	3,000,000	3,168,180
Kansas--.4%
Wyandotte County/Kansas City

Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	5,000,000	5,525,900
Kentucky--1.3%
Kentucky Housing Corporation,
Housing Revenue	4.80	7/1/20	3,000,000	2,971,920
Kentucky Property and Buildings
Commission, Revenue (Insured;
FSA) (Prerefunded)	6.00	2/1/10	2,000,000 a	2,074,460
Kentucky Turnpike Authority,
EDR (Revitalization's
Projects) (Insured; AMBAC)	5.50	7/1/12	1,250,000	1,390,325
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/34	10,000,000	10,185,500
Louisiana--1.6%
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/13	5,000,000	5,092,950
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty)	6.13	6/1/25	14,500,000	15,603,740
Maine--.3%
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	2,950,000	2,895,543
Maine Housing Authority,
Mortgage Purchase Bonds	5.30	11/15/23	715,000	724,080
Maryland--.6%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; AMBAC)	5.25	7/1/28	5,000,000	4,969,950
University System of Maryland,
Auxiliary Facility and Tuition
Revenue	5.00	4/1/17	2,405,000	2,613,129
Massachusetts--3.9%
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/20	3,285,000	3,922,586
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	3,620,000	3,852,513
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.50	11/15/36	9,000,000	9,737,550
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of

Technology Issue)	5.00	7/1/38	3,000,000	3,098,580
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	2,000,000	2,336,700
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	5,000,000	5,559,150
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000	1,636,290
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	328,471
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,000,000	2,107,860
Massachusetts Port Authority,
Revenue	5.75	7/1/10	1,325,000	1,399,385
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	10,000,000	11,107,200
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/17	275,000	308,107
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	5,000,000	5,064,400
Michigan--1.6%
Detroit,
Water Supply System Revenue
(Second Lien) (Insured; FGIC)	5.75	7/1/22	7,000,000	7,784,490
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.25	10/1/18	2,000,000	2,110,580
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/21	5,000,000	5,237,900
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000	1,177,710
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	5,000,000	4,261,400
Minnesota--1.6%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	12,000,000	12,793,680
Minnesota Higher Education
Facilities Authority, Revenue

(Macalester College)	5.00	3/1/14	1,410,000	1,579,849
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000	6,966,918
Mississippi--.2%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	2,715,000	2,661,216
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000	458,952
Missouri--.5%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/12	2,000,000	2,214,980
Missouri Environmental Improvement
and Energy Resource Authority,
Water PCR (State Revolving
Fund Program - Master Trust)	5.50	7/1/14	1,250,000	1,454,737
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)	5.38	3/15/39	2,500,000	2,644,225
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	5.05	9/1/24	755,000	755,166
Nebraska--.4%
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	4.70	9/1/21	1,445,000	1,409,410
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	5.25	9/1/22	910,000	917,344
Omaha City,
GO (City of Omaha Convention
Center/Arena Project)	6.50	12/1/16	1,000,000	1,281,500
Omaha Public Power District,
Electric Revenue	7.63	2/1/12	1,350,000	1,482,246
Nevada--.8%
Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	10,000,000	10,456,900
New Hampshire--.3%
Nashua,
Capital Improvement Bonds
(Prerefunded)	5.50	7/15/12	560,000 a	630,840
New Hampshire,
Turnpike System Revenue
(Insured; FSA)	5.25	10/1/17	2,100,000	2,279,529
New Hampshire Business Finance

Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,000,000	1,013,530
New Jersey--4.1%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.13	11/1/16	1,000,000	1,159,980
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/17	2,500,000	2,929,800
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/18	5,000,000	5,834,050
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/19	5,000,000	5,811,850
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/23	5,000,000	5,681,700
Gloucester County Improvement
Authority, Solid Waste
Resource Recovery Revenue
(Waste Management, Inc.
Project)	6.85	12/1/09	4,000,000	4,058,000
Gloucester County Improvement
Authority, Solid Waste
Resource Recovery Revenue
(Waste Management, Inc.
Project)	7.00	12/1/09	1,000,000	1,013,980
New Jersey,
GO	6.00	2/15/11	1,000,000	1,081,030
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	4,400,000	4,314,420
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	4,000,000	3,391,040
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	1,000,000	784,110
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	2,000,000	2,126,840
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/18	1,000,000	1,052,000
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC) (Prerefunded)	5.25	7/1/11	100,000 a	109,731
New Jersey Educational Facilities
Authority, Revenue (Rowan

University Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/30/13	900,000	964,422
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	3,750,000	3,916,163
New Jersey Highway Authority,
Senior Parkway Revenue (Garden
State Parkway) (Insured; FGIC)	5.00	1/1/10	1,110,000	1,140,569
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)
(Insured; AMBAC) (Prerefunded)	6.00	9/15/10	2,000,000 a	2,136,400
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/19	1,000,000	1,059,280
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	4,610,000	4,070,169
New Mexico--.2%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000	1,097,420
New Mexico Highway Commission,
Tax Revenue (Prerefunded)	6.00	6/15/10	2,000,000 a	2,114,100
New York--11.4%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	1,000,000	962,820
Dutchess County Industrial
Development Agency, IDR (IBM
Project)	5.45	12/1/09	2,500,000	2,531,875
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/10	225,000	238,079
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/11	950,000	1,046,900
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/12	950,000	1,082,696
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/13	950,000	1,116,820
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/14	950,000	1,145,082
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/15	950,000	1,162,838
Long Island Power Authority,
Electric System General Revenue	5.25	12/1/12	4,000,000	4,329,640
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,500,000	8,247,075
Long Island Power Authority,
Electric System General

Revenue (Insured; FGIC)	5.00	12/1/23	7,500,000	8,054,700
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	10,000,000	10,660,900
Metropolitan Transportation
Authority, Commuter Facilities
Revenue	5.50	7/1/11	1,000,000	1,013,610
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FGIC)	5.25	4/1/13	2,000,000	2,016,640
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.50	7/1/16	5,000,000	5,626,150
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000	1,698,480
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FGIC)	0.00	7/1/11	1,000,000 f	971,880
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	12,000,000	13,324,320
Monroe County,
Public Improvement GO	6.00	6/1/11	115,000	117,140
New York City,
GO	5.75	8/1/13	830,000	876,397
New York City,
GO (Insured; XLCA)	5.50	8/1/10	2,000,000	2,106,340
New York City,
GO (Prerefunded)	5.75	8/1/10	820,000 a	878,548
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	3,500,000	3,689,070
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	17,500,000	18,114,075
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.38	11/15/21	1,050,000	1,105,892
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	3,000,000 g	3,216,060
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	6.13	5/15/10	175,000 a	186,310
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000	985,270
New York Local Government
Assistance Corporation, Revenue	6.00	4/1/12	2,000,000	2,129,380
New York State Dormitory
Authority, Revenue
(Consolidated City University

System) (Insured; FSA)	5.75	7/1/18	200,000	228,244
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	3,800,000	4,033,624
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Project)	5.00	6/15/21	2,000,000	2,109,200
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.00	10/1/18	1,500,000	1,514,400
New York State Power Authority,
Revenue (Prerefunded)	5.00	11/15/12	2,000,000 a	2,248,200
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FSA)
(Prerefunded)	6.00	4/1/10	1,000,000 a	1,057,030
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/15	5,000,000	5,574,300
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,593,600
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000	5,378,100
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	3,000,000	3,104,790
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; FSA)	5.00	4/1/24	4,500,000	4,724,280
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service
Contract Revenue	5.00	1/1/11	5,000,000	5,191,050
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/19	5,000,000	5,198,100
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; National
Public Finance Guarantee Corp.)	5.50	6/1/18	2,000,000	2,071,560
North Carolina--2.9%
Charlotte,
GO	5.00	4/1/13	1,000,000	1,127,080
Concord,

COP (Insured; National Public
Finance Guarantee Corp.)	5.50	6/1/11	1,000,000	1,068,900
Durham County,
Public Improvement GO	5.00	4/1/15	2,000,000	2,159,260
Guilford County,
Public Improvement GO
(Prerefunded)	5.10	10/1/10	1,500,000 a	1,619,730
JPMorgan Chase Putters/Drivers
Trust (North Carolina Capital
Facilities Finance Agency,
Revenue (Duke University
Project))	14.38	10/1/16	2,750,000 d	3,024,340
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.38	1/1/16	1,500,000	1,569,285
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,000,000	9,087,840
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000	5,178,000
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; National
Public Finance Guarantee Corp.)	6.00	1/1/25	4,075,000	4,415,507
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.50	1/1/13	4,055,000	4,437,143
Raleigh Durham Airport Authority,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	11/1/13	2,465,000	2,558,769
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project)	5.38	2/1/17	1,000,000	1,040,870
Ohio--2.6%
Akron,
Sanitary Sewer System Special
Revenue (Insured; AMBAC)	6.00	12/1/14	500,000	510,910
American Municipal Power - Ohio,
Inc., Electricity Purpose
Revenue (Prepayment Issue)	5.00	2/1/10	5,000,000	5,037,000
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	11,540,000	9,973,907
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/15	2,265,000	2,497,955
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	3,900,000	4,288,596
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	5.75	1/1/24	4,000,000	4,178,600

Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000	3,347,364
Ohio,
Revitalization Project Revenue
(Insured; AMBAC)	5.00	10/1/11	1,300,000	1,391,052
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	1,000,000	1,028,140
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000	948,204
Oklahoma--.0%
Oklahoma Housing Finance Agency,
SFMR (Collateralized; FNMA)	6.80	9/1/16	15,000	15,462
Oregon--.4%
Eagle Point School District Number
9, GO (Prerefunded)	5.63	6/15/11	1,500,000 a	1,640,685
Jackson County School District
Number 6, GO (Central Point)
(Insured; FGIC) (Prerefunded)	5.75	6/15/10	2,265,000 a	2,388,329
Portland,
Convention Center Urban
Renewal and Redevelopment
Bonds (Insured; AMBAC)	5.75	6/15/18	1,150,000	1,185,167
Pennsylvania--.5%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000	1,733,854
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,315,576
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/11	1,000,000	1,084,830
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/12	1,400,000	1,552,278
Rhode Island--.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	4.50	11/1/17	795,000	806,114
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	5.00	11/1/22	250,000	253,433
South Carolina--2.5%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/10	10,000,000	10,505,700
Greenville County School District,

Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/11	5,650,000	6,100,305
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000	3,368,070
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/24	1,000,000	1,014,080
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow) (Prerefunded)	5.88	12/1/12	3,000,000 a	3,487,950
Horry County School District,
GO (Insured; South Carolina
State Department of Education)	5.38	3/1/17	5,030,000	5,435,871
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000	998,290
South Carolina Jobs and Economic
Development Authority,
Hospital Facilities Revenue
(Georgetown Memorial Hospital)
(Insured; Radian)	5.25	2/1/21	1,250,000	1,197,288
Tennessee--.2%
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.00	10/1/19	2,825,000	2,937,604
Texas--4.7%
Austin,
Public Improvement Bonds
(Prerefunded)	5.00	9/1/12	3,000,000 a	3,349,080
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Bonds (Insured; XLCA)	5.00	11/1/14	5,000,000	5,013,000
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	1,000,000	960,160
Dallas,
GO	5.00	2/15/27	2,500,000	2,661,400
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000	1,086,260
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare

System)	7.00	12/1/27	5,000,000	5,468,100
Houston,
Combined Utility System First
Lien Revenue (Insured; AMBAC)	5.00	5/15/11	11,000,000	11,431,420
Katy Independent School District,
Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000 f	1,228,802
Klein Independent School District,
Unlimited Tax Schoolhouse
Bonds (Permanent School Fund
Guarantee Program)	5.00	8/1/19	1,575,000	1,662,822
Lower Colorado River Authority,
Junior Lien Revenue (Seventh
Supplemental Series) (Insured;
FSA)	5.00	1/1/15	1,135,000	1,295,160
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	5.00	5/15/20	2,500,000	2,524,100
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	5.00	5/15/21	2,500,000	2,516,175
Plano Independent School District,
Unlimited Tax School Building
Bonds (Permanent School
Guarantee Program)
(Prerefunded)	5.00	2/15/12	3,000,000 a	3,293,010
Royse City Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Guarantee Program)	0.00	8/15/14	3,260,000 f	2,861,172
Socorro Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.38	8/15/19	90,000	94,158
Socorro Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.38	8/15/11	1,560,000 a	1,708,855
Southwest Higher Educational
Authority Inc., Higher
Educational Revenue (Southern
Methodist University Project)
(Insured; AMBAC) (Prerefunded)	5.50	10/1/12	1,000,000 a	1,135,550
Texas A&M University System Board
of Regents, Financing System
Revenue	5.38	5/15/15	810,000	868,093
Texas Department of Housing and
Community Affairs, SFMR
(Collateralized: FNMA and GNMA

and Insured; National Public
Finance Guarantee Corp.)	5.45	9/1/23	1,825,000	1,842,465
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	4.40	9/1/11	2,750,000	2,756,435
Texas Tech University System Board
of Regents, Finance System and
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/12	2,000,000	2,173,820
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	4,500,000	4,841,460
Utah--.1%
Intermountain Power Agency,
Power Supply Revenue (Insured;
FSA)	6.25	7/1/09	750,000	753,690
Vermont--.4%
Burlington,
Electric Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/11	2,000,000	2,158,500
Burlington,
Electric Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/12	2,500,000	2,764,775
Vermont Housing Finance Agency,
SFHR (Insured; FSA)	4.85	5/1/11	685,000	688,357
Virginia--.4%
Chesterfield County Industrial
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.88	6/1/17	2,500,000	2,592,500
Newport News Industrial
Development Authority, IDR
(Virginia Advanced
Shipbuilding and Carrier
Integration Center)	5.50	9/1/10	1,000,000	1,059,380
University of Virginia Rector and
Visitors, General Revenue
Pledge	5.00	6/1/18	1,665,000	1,805,110
Washington--.6%
Energy Northwest,
Electric Revenue (Project
Number 1) (Insured; FSA)	5.50	7/1/13	1,000,000	1,093,610
Seattle,
Municipal Light and Power
Revenue	5.50	12/1/10	1,000,000	1,067,950
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	1/1/17	5,000,000	5,732,500
West Virginia--.6%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	4,055,000	4,024,547
West Virginia Economic Development

Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	1,000,000	991,580
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	2,600,000	2,605,772
Wisconsin--2.5%
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	8,500,000	8,932,395
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/36	9,500,000	10,227,890
Wisconsin,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	11,825,000	12,879,790
U.S. Related--3.2%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/12	2,000,000	2,005,020
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/11	950,000	998,232
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/13	1,380,000	1,455,514
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/20	5,000,000	5,001,800
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/15	2,000,000	2,077,420
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	3,940,000	3,993,466
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	10,000,000	10,196,500
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000	4,005,720
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/09	85,000	85,445
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/09	65,000	65,195
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue

(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.88	7/1/10	1,405,000 a	1,497,590
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.88	7/1/10	2,595,000 a	2,757,447
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	580,000	630,153
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	420,000	448,833
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/14	1,000,000	1,005,890
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	995,000	995,965
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	5,000	5,934
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	5,000	6,007
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,995,000	1,981,614
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	1,940,000	1,947,353
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	5,000	6,154
Puerto Rico Public Buildings
Authority, Government Facility
Revenue (Insured; AMBAC)	6.25	7/1/10	750,000	774,188
Total Long-Term Municipal Investments
(cost $1,202,558,858)				1,227,202,205
Short-Term Municipal	Coupon	Maturity	Principal
Investments--5.1%	Rate (%)	Date	Amount ($)	Value ($)
California--.2%
Irvine Reassessment District,
Limited Obligation Improvement
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.85	6/1/09	2,800,000 h	2,800,000
Colorado--1.4%
Colorado Educational and Cultural
Facilities Authority, Revenue

(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.26	6/1/09	3,000,000 h	3,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.26	6/1/09	1,800,000 h	1,800,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.30	6/1/09	1,500,000 h	1,500,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.30	6/1/09	6,000,000 h	6,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.30	6/1/09	1,500,000 h	1,500,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.30	6/1/09	350,000 h	350,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Northern
Trust Company)	0.30	6/1/09	100,000 h	100,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.30	6/1/09	800,000 h	800,000
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (YMCA of the Rockies
Project) (LOC; Bank of America)	0.26	6/1/09	500,000 h	500,000
Pitkin County,
IDR, Refunding (Aspen Skiing
Company Project) (LOC;
JPMorgan Chase Bank)	0.30	6/1/09	3,000,000 h	3,000,000
Florida--.1%
Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	0.28	6/1/09	1,800,000 h	1,800,000
Idaho--.0%
Power County,
PCR (FMC Corporation Project)
(LOC; Wachovia Bank)	0.39	6/1/09	400,000 h	400,000
Illinois--1.0%
Illinois Finance Authority,
Revenue (OSF Healthcare

System) (LOC; Wachovia Bank)	0.19	6/1/09	3,900,000 h	3,900,000
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.44	6/1/09	7,000,000 h	7,000,000
Illinois Health Facilities
Authority, Revenue (Revolving
Fund Pooled Financing Program)
(LOC; Bank of America)	0.30	6/1/09	1,000,000 h	1,000,000
Romeoville,
Revenue (Lewis University)
(LOC; JPMorgan Chase Bank)	0.30	6/1/09	500,000 h	500,000
Kentucky--.1%
Shelby County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.25	6/1/09	1,000,000 h	1,000,000
Massachusetts--.2%
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.53	6/1/09	1,600,000 h	1,600,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.20	6/1/09	1,000,000 h	1,000,000
Missouri--.9%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Saint
Louis Convention Center Hotel
Garage Project) (LOC; U.S.
Bank NA)	0.20	6/1/09	1,440,000 h	1,440,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University) (LOC;
Bank of America)	0.17	6/1/09	6,200,000 h	6,200,000
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Bethesda
Health Group, Inc.) (LOC; U.S.
Bancorp)	0.20	6/1/09	3,500,000 h	3,500,000
New York--.8%
New York City,
GO Notes (LOC; Dexia Credit
Locale)	0.30	6/1/09	10,000,000 h	10,000,000
South Carolina--.0%
Charleston County,
HR (CareAlliance Health
Services) (LOC; Bank of
America)	0.31	6/1/09	100,000 h	100,000
Tennessee--.1%
Montgomery County Public Building
Authority, Pooled Financing

Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.26	6/1/09	1,300,000 h	1,300,000
Vermont--.3%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (North Country
Hospital Project) (LOC; TD
Bank)	0.28	6/1/09	4,465,000 h	4,465,000
Total Short-Term Municipal Investments
(cost $66,555,000)				66,555,000
Total Investments (cost $1,269,113,858)			100.0%	1,293,757,205
Cash and Receivables (Net)			.0%	533,434
Net Assets			100.0%	1,294,290,639

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	Purchased on a delayed delivery basis.
d	Variable rate security--interest rate subject to periodic change.
e	Non-income producing--security in default.
f	Security issued with a zero coupon. Income is recognized through the accretion of discount.
g	Subject to interest rate change on November 1, 2011.
h	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,269,113,858. Net unrealized appreciation on investments was $24,643,347 of which $48,788,190 related to appreciated investment securities and $24,144,843 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage
Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

		Market Value		Unrealized
BNY Mellon National		Covered by		Appreciation
Intermediate Municipal Bond Fund	Contracts	Contracts ($)	Expiration	at 5/31/2009 ($)

Financial Futures Short
U.S. Treasury Long Bond	296	(35,251,750)	June 2009	2,668,625

Gross Unrealized Appreciation				2,668,625

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities	-	1,293,757,205	-	1,293,757,205
Other Financial Instruments+	2,668,625	-	-	2,668,625
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended May 31, 2009, FAS 161 disclosures did not impact these notes.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objectives the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
May 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--91.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.4%
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.63	7/1/13	1,000,000	1,018,730
Jefferson County,
Limited Obligation School
Warrants (Insured; FSA)	5.50	2/15/16	1,370,000	1,237,302
Jefferson County,
Sewer Revenue Warrants
(Insured; FSA)	5.25	2/1/13	3,000,000	2,623,560
Arizona--4.5%
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	4.50	7/1/10	1,575,000	1,642,615
Chandler Industrial Development
Authority, IDR (Intel
Corporation Project)	4.38	12/1/10	5,200,000	5,127,668
Mesa,
Utility Systems Revenue
(Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	7/1/14	3,600,000 a	4,152,996
Pima County,
GO (Insured; FSA)	4.00	7/1/13	1,000,000	1,011,960
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	3,000,000	3,478,770
California--7.8%
California,
Economic Recovery Bonds	5.00	1/1/11	1,775,000	1,858,691
California,
GO (Various Purpose)	5.00	9/1/12	3,220,000	3,466,523
California Department of Water
Resources, Power Supply Revenue	5.50	5/1/11	2,000,000	2,148,900
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West)	5.00	7/2/12	1,500,000	1,548,450
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	3.90	12/1/11	2,000,000	2,112,080
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	2.25	4/2/12	2,500,000	2,532,600
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise

/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	1,335,000	1,391,711
Del Mar Race Track Authority,
Revenue	5.00	8/15/09	1,080,000	1,082,225
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/11	1,005,000	1,011,070
Los Angeles Unified School
District, GO (Insured; AMBAC)	5.00	7/1/10	1,000,000	1,044,540
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)	4.00	2/8/11	2,500,000 b	2,564,550
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; AMBAC) (Prerefunded)	5.00	12/1/14	1,000,000 a	1,153,740
San Bernardino County Housing
Authority, MFHR (Equity
Residential/Redlands Lawn and
Tennis Apartments)	5.20	6/15/09	3,000,000	2,999,850
San Bernardino County
Transportation Authority,
Sales Tax Revenue Notes	5.00	5/1/12	1,500,000	1,593,555
Colorado--2.3%
Black Hawk,
Device Tax Revenue	5.00	12/1/11	600,000	595,344
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	3.75	6/1/09	1,000,000	1,000,060
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.00	6/1/10	1,000,000	1,019,200
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/15/15	5,000,000	5,152,050
Connecticut--.8%
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Credit Group)	3.50	2/1/12	1,500,000	1,512,195
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/12	1,190,000	1,286,354
Delaware--.5%
University of Delaware,
Revenue	2.00	6/1/11	1,675,000	1,684,146
Florida--9.1%

Clearwater,
Water and Sewer Revenue	5.00	12/1/10	1,000,000	1,047,320
Clearwater,
Water and Sewer Revenue	5.00	12/1/11	1,000,000	1,067,540
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,250,000	3,413,962
Florida Department of
Environmental Protection,
Preservation 2000 Revenue
(Insured; FSA)	5.25	7/1/13	5,000,000	5,017,450
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	3,000,000	3,075,300
Florida Rural Utility Financing
Commission, Revenue Notes
(Public Projects Construction)	4.00	2/1/11	1,250,000	1,251,487
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/09	2,735,000	2,744,901
Florida State Board of Education,
Public Education Capital
Outlay Bonds (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/13	3,000,000	3,340,200
Miami-Dade County Health
Facilities Authority, HR
(Miami Children's Hospital
Project) (Insured; AMBAC)	5.50	8/15/11	2,450,000	2,687,626
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.00	5/1/11	1,885,000 a	2,046,111
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/12	2,000,000	2,135,400
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.25	8/1/11	1,000,000	1,063,200
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/11	2,200,000	2,262,304
Georgia--4.6%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	6.50	4/1/11	2,000,000	2,054,740
Forsyth County,
GO	5.00	3/1/12	2,000,000	2,196,600
Georgia,
GO	4.00	1/1/15	2,000,000	2,197,160
Georgia,

GO (Prerefunded)	5.00	8/1/12	5,000,000 a	5,466,450
Gwinnett County School District,
GO	5.00	2/1/11	1,000,000	1,067,810
Henry County,
GO	5.00	7/1/11	2,500,000	2,699,700
Hawaii--.3%
Hawaii,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	8/1/11	1,000,000	1,092,130
Idaho--.8%
University of Idaho Regents,
General Revenue (Insured; FSA)	4.38	4/1/11	2,500,000	2,576,600
Illinois--5.5%
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC) (Prerefunded)	5.50	11/1/11	1,000,000 a	1,104,390
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC) (Prerefunded)	5.50	11/1/11	1,750,000 a	1,932,682
Chicago O'Hare International
Airport, Second Lien Passenger
Facility Charge Revenue (Insured;
AMBAC)	5.50	1/1/14	1,000,000	1,046,100
Illinois,
GO	5.00	1/1/12	1,000,000	1,081,100
Illinois,
GO (Fund for Infrastructure,
Roads, Schools and Transit)
(Insured; FSA)	5.25	10/1/11	2,000,000	2,183,800
Illinois,
GO (Fund for Infrastructure,
Roads, Schools and Transit)
(Insured; National Public
Finance Guarantee Corp.)	6.00	1/1/17	5,575,000	5,714,765
Illinois,
Sales Tax Revenue (Fund for
Infrastructure, Roads, Schools
and Transit)	5.50	6/15/13	1,100,000	1,178,089
Illinois Educational Facilities
Authority, Revenue (University
of Chicago)	4.05	7/1/09	1,000,000	1,002,770
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital)	5.00	8/15/11	1,000,000	1,059,740
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	2,500,000	2,504,700
Indiana--3.4%
Indiana Health and Educational
Facility Financing Authority,
HR (Clarian Health Obligated
Group)	5.00	2/15/11	1,000,000	1,024,320
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/09	2,415,000	2,409,977

Purdue University Trustees,
Purdue University Student
Facilities System Revenue	5.25	7/1/12	2,000,000	2,210,200
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	6,000,000 b	6,017,580
Iowa--1.1%
Coralville,
Annual Appropriation GO Urban
Renewal Bond Anticipation
Project Notes	4.25	6/1/09	1,085,000	1,085,195
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Grimmell
College Project)	2.10	12/1/11	2,500,000	2,525,050
Kentucky--1.3%
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/12	665,000	684,990
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.) (Prerefunded)	6.25	10/1/10	335,000 a	361,281
Kentucky Property and Buildings
Commission, Revenue (Project
Number 69) (Insured; FSA)	5.25	8/1/14	1,450,000	1,547,976
Kentucky Property and Buildings
Commission, Revenue (Project
Number 72) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.38	10/1/11	1,550,000 a	1,705,031
Louisiana--.5%
Louisiana Public Facilities
Authority, Revenue (Department
of Public Safety Project)
(Insured; FSA)	5.00	8/1/10	1,765,000	1,844,690
Maryland--.3%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	11/15/11	1,000,000	1,059,870
Massachusetts--5.2%
Massachusetts,
Consolidated Loan (Insured;
FGIC) (Prerefunded)	5.25	11/1/12	2,000,000 a	2,220,600
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.50	11/1/12	2,000,000	2,259,860
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.75	6/15/12	2,000,000	2,130,120
Massachusetts Development Finance
Agency, RRR (Waste Management,

Inc. Project)	6.90	12/1/09	1,000,000	1,012,240
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/09	340,000	339,677
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/10	200,000	197,826
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/10	2,500,000	2,579,375
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.13	2/16/12	1,000,000	1,004,080
Massachusetts Health and
Educational Facilities, Revenue
(Northeastern University Issue)	4.10	4/19/12	1,000,000	1,001,690
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	6.13	10/1/14	1,000,000	1,104,720
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	620,000	640,392
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.00	8/1/12	3,000,000 a	3,275,700
Minnesota--.6%
Northern Municipal Power Agency,
Electric System Revenue
(Insured; Assured Guarranty)	5.00	1/1/12	2,000,000	2,133,880
Mississippi--1.2%
Mississippi Business Finance
Corporation, SWDR (Waste
Management, Inc. Project)	4.40	3/1/11	2,000,000	1,965,960
Mississippi Hospital Equipment and
Facilities Authority, Hospital
Refunding and Improvement
Revenue (South Central
Regional Medical Center)	5.00	12/1/09	1,085,000	1,081,159
Mississippi,
GO	4.00	11/1/11	1,000,000	1,064,660
Missouri--.6%
Bi-State Development Agency of the
Missouri-Illinois Metropolitan
District, Subordinate Mass
Transit Sales Tax
Appropriation Revenue
(Metrolink Cross County
Extension Project)	3.95	10/1/09	1,000,000	1,009,910
Rockwood R-6 School District,
GO	5.00	2/1/12	1,035,000	1,134,608
Montana--1.0%

Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	5/15/24	3,000,000	3,053,730
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.75	5/15/10	350,000 a	374,567
Nevada--.3%
Truckee Meadows Water Authority,
Water Revenue (Insured; FSA)	5.50	7/1/15	1,000,000	1,074,540
New Hampshire--2.6%
Manchester,
School Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.50	6/1/13	4,465,000 a	5,070,677
New Hampshire Health and Education
Facilities Authority, Revenue
(Center for Life Management
Issue) (LOC; Ocean National
Bank)	4.05	7/1/11	2,505,000	2,537,515
Portsmouth,
GO	5.00	9/15/13	1,000,000	1,113,630
New Jersey--.7%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/12	2,000,000	2,144,280
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.63	6/15/17	110,000	105,903
New Mexico--2.1%
Albuquerque Bernalillo County
Water Utility Authority, Joint
Water and Sewer System Revenue	5.00	7/1/12	3,700,000	4,078,806
New Mexico Finance Authority,
State Transportation
Subordinate Lien Revenue
(Insured; AMBAC)	5.00	6/15/11	2,750,000	2,951,658
New York--4.2%
Buffalo and Fort Erie Public
Bridge Authority, Toll Bridge
System Revenue (Liquidity
Facility; Bank of Nova Scotia)	4.00	7/1/10	1,000,000	1,030,190
New York City,
GO	5.00	8/1/10	2,000,000	2,096,640
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	1,500,000 c	1,608,030
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue) (Insured;

XLCA)	5.25	7/1/13	1,000,000	1,060,230
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Project)	5.38	6/15/16	5,000,000	5,439,650
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	3,000,000	3,087,630
North Carolina--1.5%
Charlotte,
COP (Convention
Facility Project)	5.00	8/1/10	3,000,000	3,150,630
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty)	5.00	1/1/13	2,000,000	2,129,480
Ohio--2.6%
American Municipal Power - Ohio,
Inc., Electricity Purpose
Revenue (Prepayment Issue)	5.00	2/1/11	3,000,000	3,032,100
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,405,000	2,078,617
Cincinnati,
Water System Revenue (Prerefunded)	5.00	6/1/11	1,010,000 a	1,089,911
Lorain County,
Hospital Facilities
Improvement Revenue (Catholic
Healthcare Partners)	5.63	10/1/12	2,500,000	2,650,500
Pennsylvania--3.2%
Allegheny County Hospital
Development Authority, Revenue
(UPMC Health System) (Insured;
AMBAC)	5.50	12/15/14	2,795,000	2,826,863
Harrisburg Authority,
School Revenue (The School District
of the City of Harrisburg Refunding
Project) (Insured; National
Public Finance Guarantee Corp.)	5.00	4/1/10	1,010,000	1,039,340
Pennsylvania,
GO	5.00	7/15/11	5,000,000 b	5,414,000
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/10	1,055,000	1,114,608
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.50	12/1/09	400,000	404,892
South Carolina--.5%
Horry County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/11	1,660,000	1,765,476
Tennessee--.7%

Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	9/1/09	2,500,000	2,507,175
Texas--9.8%
Austin,
Hotel Occupancy Tax Revenue
(Convention Center/Waller
Creek Venue Project) (Insured;
AMBAC)	5.25	11/15/19	3,000,000	3,040,620
Austin,
Water and Wastewater System
Revenue	4.00	11/15/13	1,500,000	1,617,630
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue
(Insured; AMBAC)	5.38	12/1/13	2,135,000	2,314,938
El Paso,
GO	3.00	8/15/10	3,500,000 b	3,599,610
Harris County,
Toll Road Unlimited Tax and
Subordinate Lien Revenue	5.00	8/15/12	2,100,000	2,330,244
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	5.25	12/1/12	1,000,000	1,074,680
Lower Colorado River Authority,
Revenue (Insured; FSA)	5.88	5/15/15	5,000,000	5,064,750
Montgomery County,
Unlimited Tax Adjustable Rate
Road Bonds (Insured; FSA)	5.00	9/1/10	1,050,000	1,090,436
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/13	1,000,000	1,004,520
Port Arthur Independent School
District, Unlimited Tax School
Building Bonds (Insured; AMBAC)	5.25	2/15/18	1,000,000	1,006,890
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/12	5,350,000	5,891,634
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/13	1,375,000	1,543,218
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	720,000	678,600
Travis County Health Facilities
Development Corporation,
Revenue (Ascension Health
Credit Group) (Insured;
National Public Finance
Guarantee Corp.)	6.00	11/15/12	3,110,000	3,200,874
Virginia--5.9%
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company
Project)	5.00	12/1/11	1,500,000	1,537,935
Pittsylvania County,

GO School Notes	4.50	2/1/11	1,500,000	1,519,620
Rappahannock Regional Jail
Authority, Regional Jail
Facility GAN	4.25	12/1/09	3,000,000	3,006,510
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	3,000,000	3,009,450
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/11	2,500,000	2,666,075
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/13	2,000,000	2,234,020
Virginia College Building Authority,
Educational Facilities Revenue
(21st Century College and
Equipment Programs)
(Prerefunded)	5.00	2/1/12	1,200,000 a	1,315,716
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/12	1,555,000	1,724,277
Western Virginia Regional Jail
Authority, Regional Jail
Facility RAN	4.13	12/1/09	3,000,000	3,029,340
Washington--1.3%
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	4/1/12	1,145,000	1,247,924
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	7/1/12	3,000,000	3,312,870
Wisconsin--.3%
Wisconsin,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/12	1,000,000	1,096,980
U.S. Related--2.8%
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	7/1/11	2,000,000	2,048,300
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	5.25	7/1/12	1,000,000 a	1,104,620
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	4.50	7/1/10	4,105,000	4,172,199
University of Puerto Rico,
University System Revenue	5.00	6/1/13	2,315,000	2,331,691

Total Long-Term Municipal Investments
(cost $309,061,765)				311,843,618
Short-Term Municipal	Coupon	Maturity	Principal
Investments--11.7%	Rate (%)	Date	Amount ($)	Value ($)
California--.7%
Irvine Reassessment District,
Limited Obligation Improvement
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.85	6/1/09	2,500,000 d	2,500,000
Colorado--1.3%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.30	6/1/09	100,000 d	100,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.30	6/1/09	1,500,000 d	1,500,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.30	6/1/09	1,600,000 d	1,600,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.30	6/1/09	1,000,000 d	1,000,000
Colorado Health Facilities
Authority, Revenue (The
Visiting Nurse Corporation of
Colorado, Inc.) (LOC; Wells
Fargo Bank)	0.80	6/1/09	100,000 d	100,000
Florida--2.5%
Broward County Educational
Facilities Authority,
Educational Facilities Revenue
(Nova Southeastern University
Project) (LOC; Bank of America)	0.26	6/1/09	3,500,000 d	3,500,000
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.30	6/1/09	5,150,000 d	5,150,000
Idaho--.6%
Power County,
PCR (FMC Corporation Project)
(LOC; Wachovia Bank)	0.39	6/1/09	2,000,000 d	2,000,000
Illinois--1.9%
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.44	6/1/09	6,600,000 d	6,600,000

Iowa--.6%
Iowa Finance Authority,
Private College Facility
Revenue (Morningside College
Project) (LOC; U.S. Bank NA)	0.20	6/1/09	2,000,000 d	2,000,000
Kentucky--.2%
Kentucky Economic Development
Finance Authority, HR (Baptist
Healthcare System Obligated
Group) (LOC; JPMorgan Chase
Bank)	0.20	6/1/09	700,000 d	700,000
Massachusetts--3.1%
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.53	6/1/09	5,800,000 d	5,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	0.30	6/1/09	2,100,000 d	2,100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.20	6/1/09	2,500,000 d	2,500,000
Pennsylvania--.4%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	0.60	6/1/09	1,500,000 d	1,500,000
Vermont--.1%
Vermont Educational and Health
Buildings Financing Agency, HR
(Mount Ascutney Hospital
Project) (LOC; TD Bank)	0.28	6/1/09	400,000 d	400,000
Washington--.3%
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Franke Tobey Jones
Project) (LOC; Wells Fargo
Bank)	0.45	6/1/09	300,000 d	300,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Rockwood Retirement
Communities Program) (LOC;
Wells Fargo Bank)	0.45	6/1/09	100,000 d	100,000
Washington Housing Finance
Commission, Nonprofit Revenue
(Local 82 - J.A.T.C.
Educational Development Trust
Project) (LOC; U.S. Bank NA)	0.45	6/1/09	530,000 d	530,000
Total Short-Term Municipal Investments
(cost $39,980,000)				39,980,000
Total Investments (cost $349,041,765)			103.0%	351,823,618
Liabilities, Less Cash and Receivables			(3.0%)	(10,098,793)

Net Assets	100.0%	341,724,825

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Subject to interest rate change on November 1, 2011.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $349,041,765. Net unrealized appreciation on investments was $2,781,853 of which $3,879,596 related to appreciated investment securities and $1,097,743 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue

SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities	-	351,823,618	-	351,823,618
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended May 31, 2009, FAS 161 disclosures did not impact these notes.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objectives the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.4%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.0%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000	1,661,725
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/21	3,500,000	3,127,565
Arizona--.2%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000	1,174,918
California--6.1%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000 a	1,262,775
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	2,000,000 b	1,580,240
California,
GO	5.50	6/1/20	110,000	110,868
California,
GO	5.50	11/1/33	6,300,000	6,191,703
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000	1,090,190
California,
GO (Various Purpose)	6.00	4/1/38	5,000,000	5,149,250
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000 b	872,375
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	2,000,000	1,557,700
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	0/5.88	1/15/27	6,000,000 b	5,471,100
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	0/5.88	1/15/29	2,000,000 b	1,780,320
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/21	1,910,000	1,818,817
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	4,205,000	3,646,240
Colorado--1.0%
Northwest Parkway Public Highway

Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.70	6/15/16	5,000,000 b,c	5,228,400
Florida--.9%
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/35	2,000,000	1,872,140
Seminole Tribe,
Special Obligation Revenue	5.50	10/1/24	3,000,000 a	2,651,370
Georgia--.5%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	4/1/11	2,500,000	2,581,475
Massachusetts--.1%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	328,471
Michigan--1.3%
Detroit City School District,
School Buildings and Site
Improvement Bonds (Insured;
FGIC)	5.25	5/1/17	2,000,000	2,147,180
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	5,225,000	4,453,163
Missouri--.1%
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.40	9/1/29	290,000	300,017
New Jersey--2.3%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/21	2,000,000	2,300,420
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/23	2,000,000	2,272,680
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	4,000,000	3,290,560
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	4,000,000	3,531,600
North Carolina--.6%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.30	1/1/15	1,500,000	1,575,285
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/23	1,500,000	1,505,040
Ohio--1.6%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,775,000	2,398,405
Cuyahoga County,

Revenue (Cleveland Clinic
Health System)	6.00	1/1/16	5,000,000	5,498,200
Pennsylvania--67.3%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/14	5,000,000	5,261,250
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.38	3/1/11	2,500,000	2,645,025
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	3/1/14	2,500,000	2,626,350
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	3/1/16	1,360,000	1,417,433
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/18	2,560,000	2,711,373
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/22	6,860,000	7,030,951
Allentown School District,
GO	5.00	2/15/22	5,875,000	6,157,764
Beaver County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.50	11/1/29	6,500,000	5,407,480
Blair County,
GO (Insured; AMBAC)	5.38	8/1/15	1,880,000	2,097,591
Blair County,
GO (Insured; AMBAC)	5.38	8/1/16	1,980,000	2,216,650
Central Bucks School District,
GO	5.00	5/15/23	5,000,000	5,503,450
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.75	2/1/16	5,000,000 c	6,356,700
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.00	2/1/16	1,630,000 c	2,096,164
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.50	2/1/16	3,100,000 c	4,077,306
Central York School District,
GO (Insured; FGIC)	5.00	6/1/12	2,305,000	2,476,607
Central York School District,
GO (Insured; FGIC)
(Prerefunded)	5.50	6/1/12	80,000 c	89,734
Chester County,
GO	5.00	8/15/18	4,545,000	5,095,263
Chester County,

GO	5.00	7/15/25	5,000,000	5,498,100
Coatesville Area School District,
GO (Insured; FSA) (Prerefunded)	5.25	8/15/14	1,485,000 c	1,733,322
Coatesville Area School District,
GO (Insured; FSA) (Prerefunded)	5.25	8/15/14	6,515,000 c	7,604,438
Delaware County Authority,
College Revenue (Haverford
College)	5.88	11/15/21	1,500,000	1,577,085
Delaware County Authority,
College Revenue (Haverford
College)	5.75	11/15/25	3,000,000	3,138,720
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000	2,188,102
Delaware River Joint Toll Bridge
Commission, Bridge Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/17	1,485,000	1,649,568
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000	2,337,771
East Stroudsburg Area School
District, GO (Insured; FSA)
(Prerefunded)	7.50	9/1/16	2,500,000 c	3,337,950
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/18	1,000,000	1,248,940
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/21	3,000,000	3,677,550
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/22	3,000,000	3,661,740
Easton Area School District,
GO (Insured; FSA)	5.50	4/1/23	2,260,000	2,514,273
Erie County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	9/1/22	1,640,000	1,849,034
Kennett Consolidated School
District, GO (Insured; FGIC)
(Prerefunded)	5.50	2/15/12	1,310,000 c	1,450,511
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/09	4,230,000	4,312,104
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/10	2,000,000	2,063,800
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.25	4/15/16	1,815,000	1,940,035
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group)	5.25	11/1/14	3,255,000	3,474,680
Lehigh County Industrial
Development Authority, PCR
(People Electric Utilities
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	4.75	2/15/27	2,000,000	1,802,080

Lower Merion School District,
GO	5.00	9/1/22	2,980,000	3,309,230
Lower Merion School District,
GO	5.00	5/15/29	5,000,000	5,161,050
Montgomery County,
GO	5.00	9/15/11	2,155,000	2,345,998
Muhlenberg School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	4/1/15	1,000,000	1,082,720
Owen J. Roberts School District,
GO (Insured; FSA) (Prerefunded)	5.50	8/15/12	1,440,000 c	1,626,897
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/14	3,110,000	3,447,684
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/16	1,490,000	1,668,681
Pennsylvania,
GO	5.25	2/1/11	5,000,000	5,353,700
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	7.00	11/1/10	1,000,000	1,028,110
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	5,000,000	4,520,650
Pennsylvania Higher Educational
Facilities Authority, College
Revenue (Lafayette College
Project)	6.00	5/1/30	5,000,000	5,093,100
Pennsylvania Higher Educational
Facilities Authority, Health
Services Revenue (Allegheny
Delaware Valley Obligated
Group Project) (Insured;
National Public Finance
Guarantee Corp.)	5.60	11/15/10	2,000,000	1,965,600
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Bryn Mawr College) (Insured;
AMBAC)	5.25	12/1/12	3,000,000	3,345,210
Pennsylvania Higher Educational
Facilities Authority, Revenue
(La Salle University)	5.50	5/1/34	2,250,000	1,954,125
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	4,000,000	4,626,200
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,882,954
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,635,772
Pennsylvania Higher Educational
Facilities Authority, Revenue

(University of Scranton)
(Insured; AMBAC) (Prerefunded)	5.75	5/1/11	1,690,000 c	1,842,945
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	5.00	1/15/10	1,630,000	1,655,314
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	5.13	1/15/11	1,550,000	1,606,621
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	2,500,000	2,570,600
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System) (Insured;
FSA)	5.25	8/1/12	3,000,000	3,047,580
Pennsylvania Housing Finance
Agency, SFMR	5.35	10/1/09	1,165,000	1,173,679
Pennsylvania Housing Finance
Agency, SFMR	5.45	10/1/10	3,025,000	3,041,849
Pennsylvania Housing Finance
Agency, SFMR	5.50	10/1/11	1,325,000	1,331,068
Pennsylvania Housing Finance
Agency, SFMR	5.55	10/1/12	325,000	331,146
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.50	7/1/12	5,335,000	5,797,865
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	12/1/13	2,500,000 c	2,880,800
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/24	5,000,000	5,649,250
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/25	5,000,000	5,629,150
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.50	6/1/15	1,500,000	1,620,615
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000	5,069,600
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/11	2,510,000	2,732,386
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/12	2,000,000	2,221,000
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000	5,157,250
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty)	6.00	6/1/28	1,500,000	1,699,515
Philadelphia,
GO (Insured; FSA)	5.25	8/1/17	12,500,000	13,843,875
Philadelphia,

Water and Wastewater Revenue
(Insured; AMBAC)	5.25	12/15/12	10,000,000	10,918,900
Philadelphia,
Water and Wastewater Revenue
(Insured; FSA)	5.25	7/1/18	5,000,000	5,430,250
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/20	3,380,000	3,219,585
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/22	3,150,000	2,915,136
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,347,750
Philadelphia School District,
GO (Insured; FSA)	5.75	2/1/11	4,000,000	4,290,800
Philadelphia School District,
GO (Insured; FSA) (Prerefunded)	5.50	2/1/12	1,770,000 c	1,957,443
Philadelphia School District,
GO (Insured; FSA) (Prerefunded)	5.50	2/1/12	1,310,000 c	1,448,729
Pittsburgh School District,
GO (Insured; FSA)	5.50	9/1/16	4,000,000	4,614,520
Pittsburgh School District,
GO (Insured; FSA)	5.50	9/1/18	1,000,000	1,156,040
Pocono Mountain School District,
GO (Insured; FSA)	5.00	9/1/22	5,270,000	5,560,535
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	986,310
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/10	3,035,000	3,069,538
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/11	3,195,000	3,230,369
State Public School Building
Authority, School LR (Richland
School District Project)
(Insured; FGIC) (Prerefunded)	5.00	11/15/14	1,265,000 c	1,465,224
State Public School Building
Authority, School LR (The
School District of
Philadelphia Project)
(Insured; FSA) (Prerefunded)	5.00	6/1/13	5,000,000 c	5,660,800
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.25	4/1/17	840,000	910,400
State Public School Building
Authority, School Revenue

(Tuscarora School District
Project) (Insured; FSA)
(Prerefunded)	5.25	4/1/13	195,000 c	220,500
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.38	1/1/18	6,000,000	5,009,460
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000	4,371,180
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.00	1/1/33	2,290,000	1,829,298
Swarthmore Borough Authority,
College Revenue	5.50	9/15/11	5,000,000	5,505,450
Swarthmore Borough Authority,
College Revenue	5.25	9/15/17	1,000,000	1,089,420
Twin Valley School District,
GO (Insured; FSA) (Prerefunded)	5.25	10/1/15	1,000,000 c	1,180,480
University Area Joint Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	11/1/11	1,430,000	1,492,934
University of Pittsburgh of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000	2,839,475
Upper Darby School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/18	2,870,000	3,104,766
Upper Merion Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	2/15/19	1,165,000	1,241,808
West Mifflin Area School District,
GO (Insured; FSA)	5.50	4/1/24	1,060,000	1,171,957
Wilson School District,
GO (Insured; FSA) (Prerefunded)	5.38	5/15/12	1,785,000 c	1,992,578
Wilson School District,
GO (Insured; FSA) (Prerefunded)	5.38	5/15/12	1,500,000 c	1,674,435
York County,
GO (Insured; AMBAC)	5.00	6/1/17	1,100,000	1,203,279
York County Solid Waste and Refuse
Authority, Solid Waste System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/14	1,000,000	1,128,280
South Carolina--.4%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000	2,245,380
Texas--.4%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	2,000,000	1,920,320
U.S. Related--13.6%
Puerto Rico Commonwealth,

Public Improvement GO	5.25	7/1/23	4,090,000	3,804,477
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/18	9,545,000	9,564,758
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	7,500,000	7,678,125
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/20	4,000,000	4,001,440
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA) (Prerefunded)	5.25	7/1/10	5,000,000 c	5,300,200
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	7,875,000	8,126,212
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/17	6,000,000	6,303,180
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,290,000	2,372,394
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,000,000	3,058,950
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,004,290
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/13	1,500,000	1,584,090
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	4,000,000	4,108,640
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.25	7/1/10	4,000,000	4,097,360
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000	4,701,150
Total Long-Term Municipal Investments
(cost $482,388,324)				486,815,470
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.3%	Rate (%)	Date	Amount ($)	Value ($)
Colorado--.2%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.30	6/1/09	300,000 d	300,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan

Chase Bank)	0.30	6/1/09	800,000 d	800,000
Illinois--.8%
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.44	6/1/09	3,500,000 d	3,500,000
Missouri--.0%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University) (LOC;
Bank of America)	0.17	6/1/09	200,000 d	200,000
Pennsylvania--.2%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	0.60	6/1/09	1,000,000 d	1,000,000
Tennessee--.1%
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.26	6/1/09	700,000 d	700,000
Total Short-Term Municipal Investments
(cost $6,500,000)				6,500,000
Total Investments (cost $488,888,324)			98.7%	493,315,470
Cash and Receivables (Net)			1.3%	6,251,474
Net Assets			100.0%	499,566,944

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $3,914,145 or .8% of net assets.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $488,888,324. Net unrealized appreciation on investments was $4,427,146 of which $16,998,906 related to appreciated investment securities and $12,571,760 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation

CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

		Market Value		Unrealized
BNY Mellon Pennsylvania		Covered by		Appreciation
Intermediate Municipal Bond Fund	Contracts	Contracts ($)	Expiration	at 5/31/2009 ($)

Financial Futures Short
U.S. Treasury Long Bond	116	(13,814,875)	June 2009	1,045,813

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities	-	493,315,470	-	493,315,470
Other Financial Instruments+	1,045,813	-	-	1,045,813
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objectives the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.9%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--88.9%
Ashland,
GO (Insured; AMBAC)	5.25	5/15/21	1,305,000	1,401,896
Auburn,
GO (Insured; AMBAC)	5.13	6/1/20	1,225,000	1,315,736
Bellingham,
GO (Insured; AMBAC)	5.38	3/1/14	1,685,000	1,807,820
Boston,
GO	5.75	2/1/10	2,000,000	2,071,780
Boston,
GO	5.00	3/1/21	2,000,000	2,225,100
Boston Economic Development and
Industrial Corporation, Public
Parking Facility Bonds	4.50	6/1/10	3,000,000	3,114,090
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000	2,326,900
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000	1,745,940
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/19	2,170,000	2,318,602
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/23	3,920,000	4,173,114
Boston Water and Sewer Commission,
System Revenue	9.25	1/1/11	100,000	108,832
Brockton,
GO (Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,542,055
Burlington,
GO	5.25	2/1/12	200,000	220,622
Burlington,
GO	5.25	2/1/13	250,000	282,230
Cambridge,
GO (Municipal Purpose Loan)	5.00	12/15/11	510,000	560,271
Cohasset,
GO	5.00	6/15/22	895,000	954,016
Cohasset,
GO	5.00	6/15/23	895,000	952,146
Everett,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	12/15/17	1,250,000	1,401,325
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/16	1,580,000	1,836,813
Haverhill,

GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/18	505,000	573,301
Hingham,
GO (Municipal Purpose Loan)	5.38	4/1/17	1,645,000	1,788,164
Holden,
GO (Municipal Purpose Loan)
(Insured; FGIC) (Prerefunded)	6.00	3/1/10	1,000,000 a	1,051,820
Hopedale,
GO (Insured; AMBAC)	5.00	11/15/19	650,000	700,089
Ipswich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/14	500,000	572,720
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/20	505,000	547,784
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/21	525,000	565,766
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/22	585,000	623,873
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/23	585,000	623,739
Mansfield,
GO (Insured; AMBAC)	5.00	8/15/17	1,395,000	1,541,559
Marblehead,
GO	5.00	8/15/18	1,340,000	1,474,724
Marblehead,
GO	5.00	8/15/22	1,750,000	1,868,807
Mashpee,
GO (Insured; FGIC)
(Prerefunded)	5.63	11/15/10	500,000 a	540,990
Massachusetts,
Consolidated Loan	5.50	11/1/16	1,000,000	1,183,470
Massachusetts,
Consolidated Loan	5.00	8/1/20	4,000,000	4,511,600
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	8/1/18	1,035,000	1,231,940
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	8/1/22	5,825,000	6,502,098
Massachusetts,
Consolidated Loan (Insured;
FSA) (Prerefunded)	5.25	1/1/13	5,000,000 a	5,571,900
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/12	1,300,000	1,432,938
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/12	2,850,000	3,220,300
Massachusetts,
Consolidated Loan (Insured;

National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	8/1/12	420,000 a	460,635
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	8/1/12	1,580,000 a	1,732,865
Massachusetts,
Consolidated Loan (Prerefunded)	5.25	11/1/12	2,000,000 a	2,224,100
Massachusetts,
Consolidated Loan (Prerefunded)	5.25	10/1/13	2,600,000 a	2,930,382
Massachusetts,
Consolidated Loan (Prerefunded)	5.25	10/1/13	2,500,000 a	2,817,675
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	3/1/15	1,500,000 a	1,733,040
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	3/1/15	1,800,000 a	2,079,648
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	8/1/16	1,000,000 a	1,173,290
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.75	6/15/12	2,500,000	2,662,650
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.13	12/15/12	1,500,000	1,519,650
Massachusetts,
GO (Insured; AMBAC)	5.50	10/1/18	5,225,000	6,225,483
Massachusetts,
GO (Insured; FSA)	5.25	9/1/22	2,275,000	2,646,098
Massachusetts,
GO (Insured; XLCA)	1.92	12/1/12	2,470,000 b	2,311,549
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)
(Prerefunded)	5.25	1/1/14	2,500,000 a	2,825,800
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	1.75	1/1/16	3,540,000 b	2,847,611
Massachusetts,
Special Obligation Revenue	5.38	6/1/11	6,350,000	6,864,033
Massachusetts,
Special Obligation Revenue	5.50	6/1/13	1,000,000	1,134,410
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.75	7/1/11	165,000	172,737
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000	4,649,480
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.75	7/1/10	2,835,000 a	2,995,603
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.25	7/1/14	1,045,000 a	1,213,747
Massachusetts Bay Transportation
Authority, Assessment Revenue

(Prerefunded)	5.25	7/1/14	1,000,000 a	1,161,480
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.00	7/1/15	5,000,000 a	5,792,100
Massachusetts Bay Transportation
Authority, General
Transportation System
(Insured; National Public
Finance Guarantee Corp.)	5.25	3/1/15	1,000,000	1,140,770
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/15	3,500,000	4,021,115
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	2,500,000	2,964,775
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000	2,359,840
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000	2,824,753
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/23	1,000,000	1,054,370
Massachusetts Development Finance
Agency, Education Revenue
(Belmont Hill School Issue)
(Prerefunded)	5.00	9/1/11	500,000 a	539,720
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,400,000	1,434,902
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/24	1,465,000	1,493,743
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,049,700
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	1,985,160
Massachusetts Development Finance
Agency, Higher Education
Revenue (Smith College Issue)
(Prerefunded)	5.75	7/1/10	1,000,000 a	1,062,500
Massachusetts Development Finance
Agency, Revenue (Belmont Hill
School Issue)	4.50	9/1/36	1,380,000	1,148,505
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	1,101,890
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/19	1,000,000	1,107,080
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	1,952,928

Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	1,000,000	1,054,910
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	469,129
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	887,440
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	795,930
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.30	1/1/10	350,000	365,655
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/24	2,750,000	2,879,057
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/27	1,000,000	1,029,010
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Prerefunded)	6.40	1/1/10	370,000 a	386,768
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Prerefunded)	6.50	1/1/10	395,000 a	413,134
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Prerefunded)	6.38	7/1/13	1,000,000 a	1,201,370
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/19	1,000,000	1,061,740
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	4.50	9/1/31	1,000,000	861,070
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	6.90	12/1/09	1,500,000 b	1,518,360
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000	2,026,600
Massachusetts Development Finance
Agency, SWDR (Waste

Management, Inc. Project)	5.45	6/1/14	1,000,000	979,680
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/10	365,000	367,774
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/22	1,080,000	1,131,905
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000	3,153,962
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
College Issue)	5.13	6/1/37	2,000,000	2,022,700
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000	990,020
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,000,000	956,760
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000	2,857,168
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000	2,052,680
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.00	12/1/37	2,500,000	2,355,350
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; FSA)	5.13	8/1/22	2,000,000	2,032,960
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/36	1,000,000	1,024,850
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.50	11/15/36	2,000,000	2,163,900
Massachusetts Health and
Educational Facilities
Authority, Revenue (Jordan

Hospital Issue)	5.00	10/1/10	500,000	494,280
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,500,000	1,839,420
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	8,335,000	9,843,468
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/38	2,000,000	2,065,720
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/11	500,000	484,605
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/22	500,000	384,660
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.13	2/16/12	1,500,000	1,506,120
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/12	975,000	1,042,558
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	3,110,460
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/09	420,000	425,834
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/13	1,595,000	1,613,917
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/14	1,460,000	1,573,004
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	1,045,000	1,096,487
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners

HealthCare System Issue)	5.00	7/1/18	1,500,000	1,616,715
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.13	7/1/19	1,000,000	1,010,770
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000	1,299,097
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/21	2,325,000	2,412,118
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000	261,318
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	1,000,000	1,168,350
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	1,800,000	2,001,294
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000	1,636,290
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/14	1,000,000	1,156,430
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	8/15/23	1,000,000	1,115,120
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	2/15/36	1,000,000	1,010,470
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	1,000,000	1,050,680
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	1,677,040
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,000,000	774,440
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley

College Issue)	5.00	7/1/24	1,000,000	1,049,270
Massachusetts Health and
Educational Facilities
Authority, Revenue (Winchester
Hospital Issue) (Prerefunded)	6.75	7/1/10	1,540,000 a	1,641,347
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	1,205,000	1,244,632
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,165,000	1,117,748
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000	187,698
Massachusetts Industrial Finance
Agency, Education Revenue
(Saint John's High School of
Worcester County, Inc. Issue)	5.70	6/1/18	1,700,000	1,709,214
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.45	9/1/17	500,000	500,550
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.50	9/1/27	1,250,000	1,250,113
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,000,000	2,107,860
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	5,000,000	5,190,950
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 5 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/11	120,000	124,787
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/10	1,635,000	1,676,398
Massachusetts Port Authority,
Revenue	5.75	7/1/11	3,500,000	3,817,625
Massachusetts Port Authority,
Revenue (Insured; FSA)	5.50	7/1/14	1,265,000	1,279,143
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/16	2,720,000	3,120,221
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,442,880
Massachusetts School Building

Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/22	3,500,000	3,817,660
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA)	5.00	8/15/15	1,900,000	2,167,862
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA)	5.00	8/15/18	5,000,000	5,545,000
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA)	5.00	8/15/21	2,000,000	2,166,880
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/20	5,000,000	5,719,200
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.63	8/1/13	25,000	26,473
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	2/1/14	1,105,000	1,189,709
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.50	8/1/14	30,000	30,524
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	170,000	190,466
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/18	75,000	81,538
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000	2,938,058
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/32	2,000,000	2,035,640
Massachusetts Water Pollution
Abatement Trust (Pool
Program) (Prerefunded)	5.25	8/1/11	335,000 a	361,706
Massachusetts Water Pollution
Abatement Trust (Pool
Program) (Prerefunded)	5.00	8/1/12	3,910,000 a	4,269,329
Massachusetts Water Pollution
Abatement Trust (Pool
Program) (Prerefunded)	5.25	8/1/14	1,330,000 a	1,551,538
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	2,000,000	2,025,760
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(New Bedford Loan Program)	5.25	2/1/12	500,000	549,060
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(South Essex Sewer District
Loan Program)	6.38	2/1/15	195,000	195,891
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,500,000	2,883,750
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/39	1,000,000	1,017,490

Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.50	8/1/11	100,000	109,191
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.25	8/1/18	500,000	586,100
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	8/1/14	1,000,000	1,177,710
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/19	1,500,000	1,709,340
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,000,000	1,120,300
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	2,500,000	2,739,225
Massachusetts Water Resources
Authority, Subordinated
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	8/1/11	1,000,000	1,094,970
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/16	1,000,000	1,128,080
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/18	1,275,000	1,403,048
Milton School,
GO	5.00	3/1/23	500,000	537,280
Milton School,
GO	5.00	3/1/24	500,000	533,845
Milton School,
GO	5.00	3/1/25	500,000	530,675
Northampton,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	10/15/16	1,985,000	2,203,628
Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	1,000,000	1,085,720
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	4.50	8/1/13	695,000	753,401
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/20	960,000	1,030,867
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/15/12	1,000,000	1,090,630
Pittsfield,
GO (Insured; National Public

Finance Guarantee Corp.)	5.50	4/15/14	500,000	546,040
Randolph,
GO (Insured; AMBAC)	5.00	9/1/17	1,045,000	1,155,028
Randolph,
GO (Insured; AMBAC)	5.00	9/1/24	490,000	499,981
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.75	8/15/10	1,050,000 a	1,125,663
Springfield,
GO (Municipal Purpose Loan)
(Insured; FGIC) (Prerefunded)	5.50	8/1/11	1,500,000 a	1,659,510
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000	1,221,095
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,277,558
University of Massachusetts
Building Authority, Project
Revenue (Insured; AMBAC)
(Prerefunded)	5.50	11/1/10	1,000,000 a	1,067,970
University of Massachusetts
Building Authority, Revenue	6.88	5/1/14	1,500,000	1,749,165
Westfield,
GO (Insured; FGIC)
(Prerefunded)	6.50	5/1/10	735,000 a	782,408
Worcester,
GO (Insured; FGIC)
(Prerefunded)	5.63	8/15/10	1,000,000 a	1,069,160
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/16	1,000,000	1,093,140
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/17	1,000,000	1,083,680
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	625,000	663,913
Worcester,
GO (Municipal Purpose Loan)
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/10	755,000	792,297
U.S. Related--9.0%
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.15	5/15/11	250,000	268,425
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	300,000	330,240
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/13	1,175,000	1,323,038
Puerto Rico Commonwealth,

Public Improvement GO	5.00	7/1/14	2,500,000	2,478,875
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	1,500,000	1,415,130
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FSA)	5.50	7/1/15	1,350,000	1,424,088
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/11	1,050,000	1,103,309
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	500,000	511,875
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,135,000	1,165,021
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000	1,013,570
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,205,000	3,267,978
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,004,290
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000	1,993,200
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000	978,660
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000	3,290,532
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/09	540,000	542,830
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/09	460,000	461,380
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	7/1/11	4,000,000	4,096,600
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	1,905,000	1,903,438
Puerto Rico Highways and
Transportation Authority,

Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	1,550,000	1,539,522
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000	2,157,080
Total Long-Term Municipal Investments
(cost $360,883,975)				372,726,903
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.7%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts,
Consolidated Loan (LOC; Bank
of America)	0.28	6/1/09	1,100,000 c	1,100,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(College of The Holy Cross
Issue) (LOC; Bank of America)	0.20	6/1/09	200,000 c	200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	0.30	6/1/09	800,000 c	800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Museum of
Fine Arts Issue) (Liquidity
Facility; Bank of America)	0.20	6/1/09	400,000 c	400,000
Total Short-Term Municipal Investments
(cost $2,500,000)				2,500,000
Total Investments (cost $363,383,975)			98.6%	375,226,903
Cash and Receivables (Net)			1.4%	5,388,496
Net Assets			100.0%	380,615,399

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $363,383,975. Net unrealized appreciation on investments was $11,842,928 of which $16,243,742 related to appreciated investment securities and $4,400,814 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company

CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

	Statement of Financial Futures May 31, 2009
		Market Value		Unrealized
		Covered by		Apreciation
Financial Futures Short	Contracts	Contracts ($)	Expiration	at 5/31/2009 ($)
U.S. Treasury Long Bond	88	(10,480,250)	June 2009	793,375
Gross Unrealized Appreciation				793,375

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities	-	375,226,903	-	375,226,903
Other Financial Instruments+	793,375	-	-	793,375
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended May 31, 2009, FAS 161 disclosures did not impact these notes.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objectives the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--93.0%	Rate (%)	Date	Amount ($)	Value ($)
Arizona--.3%
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/32	500,000	408,715
New York--89.3%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,500,000	2,407,050
Battery Park City Authority,
Senior Revenue	5.25	11/1/22	1,000,000	1,078,750
Katonah-Lewisboro Union Free
School District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/15/15	1,000,000	1,148,940
Long Island Power Authority,
Electric System General Revenue	5.25	6/1/14	2,000,000	2,172,060
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	4.00	5/1/12	850,000	882,708
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/18	1,000,000	1,046,460
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	11/15/15	2,000,000	2,112,700
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FGIC)	0.00	7/1/11	1,000,000 a	971,880
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,000,000	1,073,140
Nassau County,
GO (Insured; FSA)	5.00	7/1/22	1,000,000	1,079,890
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/16	1,500,000	1,614,825
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/17	1,500,000	1,607,790
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/16	1,000,000	1,132,730
Nassau County Sewer and Storm
Water Finance Authority,

System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.38	11/1/28	1,000,000	1,091,430
New York City,
GO	5.00	8/1/14	465,000	468,580
New York City,
GO	5.00	8/1/18	1,000,000	1,070,780
New York City,
GO	5.13	12/1/22	1,000,000	1,049,750
New York City,
GO (Insured; FSA)	5.00	4/1/18	1,000,000	1,069,820
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty)	6.50	1/1/46	500,000	551,145
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty)	7.00	3/1/49	1,000,000	1,137,490
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/21	1,000,000 b	1,058,520
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/29	1,000,000 b	1,005,410
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	6/15/40	1,275,000	1,370,255
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/20	2,500,000	2,749,650
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000	1,707,899
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.38	2/1/13	1,000,000	1,063,520
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.38	2/15/14	1,000,000	1,081,790
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	11/15/17	1,755,000	1,921,672
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	4.75	11/15/15	500,000	503,295
New York City Trust for Cultural
Resources, Revenue (Lincoln
Center for the Performing
Arts, Inc.)	5.75	12/1/16	1,000,000	1,104,110

New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	1,850,000	1,888,073
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	3,750,000	3,806,925
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/25	1,150,000	1,226,624
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	1,000,000	1,024,680
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,850,000	1,822,749
New York Local Government
Assistance Corporation, Revenue	5.00	4/1/18	2,500,000	2,826,350
New York Local Government
Assistance Corporation,
Subordianate Lien Revenue
(Insured; FSA)	5.00	4/1/13	2,000,000	2,230,400
New York State,
GO	5.00	4/15/14	1,000,000	1,104,530
New York State,
GO	5.25	3/15/15	2,750,000	2,911,893
New York State,
GO	5.00	3/1/19	1,000,000	1,122,060
New York State,
GO	5.00	2/15/26	2,600,000	2,775,006
New York State Dormitory
Authority, Consolidated Fifth
General Resolution Revenue
(City University System)	5.00	7/1/19	1,000,000	1,063,060
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.75	7/1/18	2,370,000	2,626,007
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)
(Prerefunded)	5.38	5/15/13	1,000,000 c	1,148,720
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; AMBAC)	5.50	7/1/09	1,500,000	1,506,540
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue)	5.00	7/1/18	1,000,000	1,052,430
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/12	1,000,000	1,106,520
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/18	1,500,000	1,706,160

New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/38	500,000	518,460
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/18	405,000	419,264
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/11	1,000,000	1,068,710
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	3,250,000	3,379,448
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group)	5.50	7/1/26	1,725,000	1,724,879
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	1,500,000	1,577,925
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.00	7/1/13	500,000	506,200
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; CMAC)	5.25	5/15/15	500,000	548,820
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.88	5/15/11	1,500,000	1,615,050
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/15/15	800,000	801,024
New York State Dormitory
Authority, Revenue (The New
York Public Library) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/10	600,000 a	594,870
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/25	1,000,000	1,105,490
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges) (Insured;
AMBAC)	5.00	7/1/14	1,105,000	1,118,702
New York State Dormitory
Authority, Revenue (Vassar
College)	5.00	7/1/15	675,000	759,598

New York State Dormitory
Authority, Secured HR (The
Bronx-Lebanon Hospital Center)	4.00	8/15/14	1,000,000	1,044,920
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/16	1,000,000	1,101,990
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,076,700
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	1,500,000	1,592,220
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/12	390,000	391,342
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/14	1,500,000	1,717,680
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.38	6/15/15	1,000,000	1,095,650
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/17	1,000,000	1,084,280
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/19	775,000	819,020
New York State Environmental
Facilities Corporation, State
Water Pollution Control
Revolving Fund Revenue (New
York City Municipal Water
Finance Authority Project)
(Pooled Loan Issue)	7.00	6/15/12	150,000	150,729
New York State Environmental
Facilities Corporation, State
Water Pollution Control
Revolving Fund Revenue (Pooled
Loan Issue)	7.20	3/15/11	5,000	5,026
New York State Medical Care
Facilities Finance Agency,

Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	440,000	440,726
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.10	10/1/17	1,000,000	1,011,060
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.38	10/1/17	1,000,000	1,005,990
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/20	1,000,000	1,066,390
New York State Power Authority,
Revenue (Prerefunded)	5.00	11/15/12	2,500,000 c	2,810,250
New York State Thruway Authority,
General Revenue (Insured;
AMBAC)	5.00	1/1/19	1,000,000	1,067,660
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	10/1/11	1,000,000 c	1,098,360
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.50	4/1/14	1,000,000	1,079,830
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	2,000,000	2,069,860
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; FSA) (Prerefunded)	4.75	4/1/13	1,000,000 c	1,101,690
New York State Urban Development
Corporation, Corporate Purpose
Senior Lien Revenue	5.50	7/1/16	1,460,000	1,465,154
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000	2,475,961
Onondaga County,
GO	5.00	5/1/17	1,150,000	1,240,770
Onondaga County,
GO (Prerefunded)	5.00	5/1/12	350,000 c	386,957
Orange County,
GO	5.00	7/15/19	1,000,000	1,095,090
Orange County,
GO	5.00	7/15/20	1,000,000	1,086,180
Port Authority of New York and New
Jersey (Consolidated Bonds,
125th Series) (Insured; FSA)	5.00	10/15/19	2,000,000	2,140,960
Port Authority of New York and New
Jersey (Consolidated Bonds,
128th Series) (Insured; FSA)	5.00	11/1/18	1,000,000	1,081,410
Port Authority of New York and New
Jersey (Consolidated Bonds,
140th Series) (Insured; FSA)	5.00	12/1/19	1,000,000	1,093,050
Port Authority of New York and New
Jersey (Consolidated Bonds,

142nd Series)	5.00	7/15/21	1,000,000	1,074,650
Rockland County,
GO (Various Purpose)	5.00	10/1/15	500,000	538,180
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/25	1,450,000	1,521,050
Suffolk County,
Public Improvement GO
(Insured; FGIC)	5.00	10/1/13	750,000	794,295
Suffolk County Water Authority,
Water System Revenue (Insured;
National Public Finance
Guarantee Corp.)	4.00	6/1/14	1,000,000	1,067,860
Tobacco Settlement Financing
Corporation, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.00	6/1/12	2,000,000	2,144,080
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	6.00	1/1/12	785,000	840,821
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	1/1/16	1,000,000	1,063,840
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000 c	1,194,390
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/15	1,000,000	1,145,780
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/16	2,000,000	2,182,500
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/17	775,000	844,378
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	2,000,000	2,058,420
Westchester County,
GO	4.00	11/15/15	1,000,000	1,089,990
Westchester County Health Care
Corporation, Subordinate Lien
Revenue	5.13	11/1/15	1,100,000	1,149,764
U.S. Related--3.4%
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	1,000,000	1,022,540
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	7/1/11	1,000,000	1,024,150
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	5.25	7/1/12	1,000,000 c	1,104,620
Puerto Rico Housing Finance

Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000	270,187
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/19	270,000	278,872
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects) (Prerefunded)	5.00	12/1/13	730,000 c	821,827
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects) (Prerefunded)	5.00	12/1/13	740,000 c	833,085
Total Long-Term Municipal Investments
(cost $140,662,027)				146,392,105
Short-Term Municipal	Coupon	Maturity	Principal
Investments--7.9%	Rate (%)	Date	Amount ($)	Value ($)
New York;
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; State Street
Bank and Trust Co.)	0.25	6/1/09	1,100,000 d	1,100,000
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	0.85	6/1/09	1,000,000 d	1,000,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.25	6/1/09	800,000 d	800,000
New York City,
GO Notes (LOC; Dexia Credit
Locale)	0.30	6/1/09	1,250,000 d	1,250,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.20	6/1/09	300,000 d	300,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.20	6/1/09	2,100,000 d	2,100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.25	6/1/09	1,200,000 d	1,200,000
New York City,
GO Notes (LOC; JPMorgan Chase Bank)	0.25	6/1/09	400,000 d	400,000
New York City,
GO Notes (LOC; JPMorgan Chase Bank)	0.25	6/1/09	900,000 d	900,000
New York City Industrial
Development Agency, Civic
Facility and Improvement
Revenue, Refunding (American
Civil Liberties Union

Foundation, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.25	6/1/09	300,000 d	300,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	0.85	6/1/09	3,100,000 d	3,100,000
Total Short-Term Municipal Investments
(cost $12,450,000)				12,450,000
Total Investments (cost $153,112,027)			100.9%	158,842,105
Liabilities, Less Cash and Receivables			(.9%)	(1,352,465)
Net Assets			100.0%	157,489,640

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	Purchased on a delayed delivery basis.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $153,112,027. Net unrealized appreciation on investments was $5,730,078 of which $5,986,170 related to appreciated investment securities and $256,092 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities	-	158,842,105	-	158,842,105
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended May 31, 2009, FAS 161 disclosures did not impact these notes.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objectives the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
May 31, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--86.6%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--4.4%
Jefferson County,
Limited Obligation School
Warrants (Insured; FSA)	5.50	2/15/16	5,000,000	4,515,700
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty)	6.75	7/1/33	1,000,000	1,116,220
Arizona--1.1%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/27	750,000	846,255
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	500,000	579,795
California--20.2%
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000	1,090,190
California,
GO (Various Purpose)	7.50	4/1/34	2,500,000	2,460,925
California,
GO (Various Purpose)	6.00	4/1/38	2,250,000	2,317,163
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	1,000,000	1,040,360
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/39	2,500,000	2,598,975
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	500,000	535,715
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,500,000	2,627,350
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/19	2,000,000 a	2,057,820
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement

Asset-Backed Bonds	4.50	6/1/27	1,070,000	927,818
Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000	976,440
Northern California Gas Authority
Number 1, Gas Project Revenue	1.53	7/1/27	660,000 b	376,200
Sacramento Municipal Utility
District, Electric Revenue	6.32	5/15/36	2,500,000	2,503,775
San Diego Regional Building
Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000	2,011,080
San Diego Unified School District,
GO	0.00	7/1/25	5,000,000 c	2,059,400
Santa Barbara Financing Authority,
Revenue (Airport Project)	5.00	7/1/39	2,270,000 a	2,177,906
Colorado--1.6%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	500,000	558,660
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty and
National Public Finance
Guarantee Corp.)	5.25	11/15/19	1,000,000	1,003,230
Northern Colorado Water
Conservancy District Building
Corporation, COP (Lease
Purchase Agreement) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	500,000	535,300
Connecticut--.9%
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	500,000	500,490
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	4.75	11/15/20	700,000	690,256
Florida--4.3%
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	1,000,000	1,088,330
Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	0/5.00	10/1/35	500,000 d	468,035
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	600,000	614,016
Palm Beach County,
Public Improvement Revenue	5.38	11/1/28	1,000,000	1,043,130
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National

Public Finance Guarantee Corp.)	5.00	8/1/12	500,000	537,195
Palm Beach County Solid Waste
Authority, Improvement Revenue
(Insured; Berkshire Hathaway
Assurance Corporation)	5.00	10/1/27	1,750,000	1,801,170
Georgia--3.0%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000	1,116,020
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	2,000,000	1,597,540
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	1,000,000	1,090,800
Illinois--.8%
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000	1,025,120
Kentucky--.4%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	500,000	545,310
Louisiana--5.0%
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty)	6.13	6/1/25	4,000,000	4,304,480
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty)	6.00	1/1/23	2,000,000	2,096,420
Maryland--1.8%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/29	2,000,000	2,272,860
Massachusetts--11.2%
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000	2,026,600
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.50	5/1/14	1,000,000	979,950
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.50	11/15/36	4,000,000	4,327,800
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	500,000	613,140
Massachusetts Health and

Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	500,000	584,175
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	2,000,000	2,181,720
Massachusetts Housing Finance
Agency, SFHR	6.00	12/1/37	1,000,000	1,037,380
Massachusetts Turnpike Authority,
Metropolitan Highway System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/37	790,000	678,389
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	645,000	653,308
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.25	8/1/32	1,150,000	1,262,723
Michigan--.8%
Detroit,
Water Supply System Second
Lien Revenue (Insured; FSA)	5.00	7/1/22	950,000	965,257
Minnesota--.8%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000	1,066,140
Mississippi--.7%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Northrop Grumman
Ship Systems, Inc. Project)	4.55	12/1/28	500,000	426,110
University of Mississippi
Educational Building
Corporation, Revenue (School
of Law Project)	4.25	10/1/26	500,000 a	483,285
Missouri--.7%
Cape Girardeau County Industrial
Development Authority, Health
Facilities Revenue (Saint
Francis Medical Center)	5.50	6/1/34	385,000	382,413
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)	5.38	3/15/39	500,000	528,845
New Hampshire--1.1%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue)	4.75	7/1/23	1,320,000	1,352,934
New Jersey--3.9%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000	1,006,180

New Jersey Educational Facilities
Authority, Revenue (Drew
University Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/13	300,000	332,175
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	2,000,000	2,088,620
Rutgers, The State University,
GO	5.00	5/1/39	1,550,000	1,590,192
New York--10.2%
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	500,000	555,180
New York City,
GO	6.00	10/15/23	500,000	557,485
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty)	6.50	1/1/46	500,000	551,145
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty)	7.00	3/1/49	2,000,000	2,274,980
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	6/15/40	1,000,000	1,074,710
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/40	1,500,000	1,494,105
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	1,500,000	1,581,030
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,000,000	1,035,090
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	2,250,000	2,284,155
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,076,700
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; FSA)	5.00	4/1/24	500,000	524,920
North Carolina--1.5%
JPMorgan Chase Putters/Drivers
Trust (North Carolina Capital
Facilities Finance Agency,
Revenue (Duke University
Project))	14.38	10/1/16	1,000,000 b	1,099,760

North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty)	6.00	1/1/19	250,000	264,725
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; FGIC)	5.50	1/1/17	500,000	500,505
Ohio--.8%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,000,000	1,070,700
Oregon--1.6%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000 a	1,994,200
Texas--3.7%
Dallas,
GO	5.00	2/15/27	515,000	548,248
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000	1,086,260
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	1,000,000	1,093,620
Lower Colorado River Authority,
Revenue (Insured; FSA)	5.88	5/15/15	2,000,000	2,025,900
Vermont--1.4%
University of Vermont and State
Agricultural College, GO	3.25	10/1/17	795,000	770,784
University of Vermont and State
Agricultural College, GO	3.50	10/1/18	650,000	631,826
University of Vermont and State
Agricultural College, GO	3.75	10/1/19	460,000	450,818
Washington--.4%
Washington,
GO (Various Purpose)	5.00	1/1/29	550,000	573,771
Wisconsin--3.7%
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000	1,066,890
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000	1,576,305
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000	1,080,680
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/36	1,000,000	1,076,620
U.S. Related--.6%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public

Finance Guarantee Corp.)	5.00	7/1/17	750,000	760,177
Total Long-Term Municipal Investments
(cost $104,402,267)				110,956,074
Short-Term Municipal	Coupon	Maturity	Principal
Investments--17.5%	Rate (%)	Date	Amount ($)	Value ($)
California--2.3%
Irvine Reassessment District,
Limited Obligation Improvement
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.85	6/1/09	3,000,000 e	3,000,000
Colorado--4.3%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.30	6/1/09	800,000 e	800,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.30	6/1/09	600,000 e	600,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Bank of
America)	0.30	6/1/09	750,000 e	750,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.30	6/1/09	300,000 e	300,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Northern
Trust Company)	0.30	6/1/09	550,000 e	550,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.30	6/1/09	625,000 e	625,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.30	6/1/09	200,000 e	200,000
Colorado Health Facilities
Authority, Revenue (The
Visiting Nurse Corporation of
Colorado, Inc.) (LOC; Wells
Fargo Bank)	0.80	6/1/09	300,000 e	300,000
Denver City and County,
MFHR (Ogden Residences
Project) (LOC; Credit Lyonnais)	0.60	6/1/09	1,235,000 e	1,235,000
Florida--.8%

Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.30	6/1/09	1,000,000 e	1,000,000
Idaho--2.0%
Power County,
PCR (FMC Corporation Project)
(LOC; Wachovia Bank)	0.39	6/1/09	2,600,000 e	2,600,000
Illinois--.9%
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.44	6/1/09	1,200,000 e	1,200,000
Massachusetts--2.0%
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.53	6/1/09	2,590,000 e	2,590,000
Missouri--.6%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care) (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.55	6/1/09	800,000 e	800,000
Oregon--.4%
Multnomah County Hospital
Facilities Authority, Revenue,
Refunding (Holladay Park Plaza
Project) (LOC; Allied Irish
Banks)	0.35	6/1/09	500,000 e	500,000
Pennsylvania--2.2%
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue (Longwood at Oakmont,
Inc.) (LOC; Allied Irish Banks)	0.60	6/1/09	2,800,000 e	2,800,000
Tennessee--.5%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.26	6/1/09	600,000 e	600,000
Washington--1.5%
Washington Economic Development
Finance Authority, EDR
(Pioneer Human Services
Project) (LOC; U.S. Bank NA)	0.45	6/1/09	400,000 e	400,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Franke Tobey Jones
Project) (LOC; Wells Fargo
Bank)	0.45	6/1/09	1,200,000 e	1,200,000
Washington Housing Finance
Commission, Nonprofit Housing
Revenue (Rockwood Retirement

Communities Program) (LOC;
Wells Fargo Bank)	0.45	6/1/09	300,000 e	300,000
Total Short-Term Municipal Investments
(cost $22,350,000)				22,350,000
Total Investments (cost $126,752,267)			104.1%	133,306,074
Liabilities, Less Cash and Receivables			(4.1%)	(5,235,997)
Net Assets			100.0%	128,070,077

a Purchased on a delayed delivery basis.
b Variable rate security--interest rate subject to periodic change.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note - rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
f At May 31, 2009, the fund had $39,272,506 or 30.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $126,752,267. Net unrealized appreciation on investments was $6,553,807 of which $6,650,722 related to appreciated investment securities and $96,915 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit

LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Statement of Financial Futures May 31, 2009

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 5/31/09 ($)
Financial Futures Short

U.S. Treasury Long Bond	75	(8,932,031)	June 2009	718,750

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -		Significant
	Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities	-	133,306,074	-	133,306,074
Other Financial Instruments+	718,750	-	-	718,750
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying table(s).

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

Futures Contracts: In the normal course of pursuing its investment objectives the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Fund
May 31, 2009 (Unaudited)

Common Stocks--37.8%	Shares	Value ($)
Consumer Discretionary--3.5%
Autoliv	30,250	840,345
Best Buy	16,540	580,554
Gap	64,070	1,143,650
Home Depot	43,460	1,006,534
Newell Rubbermaid	45,450	523,130
News, Cl. A	32,800	320,784
News, Cl. B	96,470 a	1,083,358
O'Reilly Automotive	13,330 b	480,547
Omnicom Group	33,780	1,030,290
Ross Stores	12,770	500,073
Target	19,650	772,245
Time Warner	27,513	644,354
Whirlpool	12,420	523,379
		9,449,243
Consumer Staples--4.3%
Coca-Cola Enterprises	56,540	941,956
Colgate-Palmolive	29,650	1,955,417
CVS Caremark	47,340	1,410,732
Kroger	36,260	826,728
Lorillard	20,510	1,401,448
Nestle, ADR	41,830	1,525,540
PepsiCo	21,550	1,121,678
Philip Morris International	33,770	1,439,953
Procter & Gamble	1	52
Wal-Mart Stores	20,500	1,019,670
		11,643,174
Energy--5.3%
Anadarko Petroleum	15,380	734,856
Chevron	29,460	1,964,098
ConocoPhillips	29,720	1,362,365

ENSCO International	13,390	520,737
Hess	40,450	2,693,566
Marathon Oil	43,320	1,381,042
Newfield Exploration	32,240 b	1,164,509
Occidental Petroleum	35,710	2,396,498
Williams Cos.	34,720	582,602
XTO Energy	38,070	1,628,254
		14,428,527
Financial--5.4%
Ameriprise Financial	41,330	1,248,166
Bank of America	125,380	1,413,032
BlackRock	5,980	953,810
Charles Schwab	44,600	784,960
First Horizon National	75,038 a	910,961
Franklin Resources	14,740	985,369
JPMorgan Chase & Co.	84,262	3,109,268
MetLife	23,310	734,265
Morgan Stanley	48,010	1,455,663
State Street	29,270	1,359,592
Wells Fargo & Co.	70,610	1,800,555
		14,755,641
Health Care--5.1%
Aetna	26,310	704,582
AmerisourceBergen	14,070	521,997
Amgen	30,650 b	1,530,661
Biogen Idec	9,240 b	478,539
Cephalon	6,240 a,b	363,854
Covidien	18,192	649,818
Gilead Sciences	21,840 b	941,304
Hospira	17,750 b	612,375
Merck & Co.	21,820	601,796
Pfizer	121,110	1,839,661
Schering-Plough	48,230	1,176,812
St. Jude Medical	21,300 b	831,126
Teva Pharmaceutical Industries,
ADR	13,180	611,025
Universal Health Services, Cl. B	9,950	546,554

Vertex Pharmaceuticals	44,350 a,b	1,322,074
Wyeth	25,050	1,123,743
		13,855,921
Industrial--3.5%
Cummins	25,480	826,316
Dover	19,080	599,875
FedEx	19,810	1,098,068
General Electric	57,370	773,348
Goodrich	11,490	557,725
L-3 Communications Holdings	12,770	938,723
Norfolk Southern	34,640	1,288,608
Parker Hannifin	28,870	1,220,046
Raytheon	14,690	655,909
Textron	28,420	326,830
Tyco International	46,632	1,287,509
		9,572,957
Information Technology--7.7%
Akamai Technologies	36,490 b	812,267
Apple	10,010 b	1,359,458
Broadcom, Cl. A	27,810 b	708,599
Cisco Systems	102,710 b	1,900,135
Corning	30,800	452,760
EMC	83,820 b	984,885
Intel	33,130	520,804
International Business Machines	26,020	2,765,406
Juniper Networks	33,510 b	828,702
Lam Research	19,870 b	520,395
Microsoft	114,820	2,398,590
Motorola	175,000	1,060,500
National Semiconductor	45,570 a	632,512
Nokia, ADR	56,510	864,603
Oracle	89,760	1,758,398
QUALCOMM	34,060	1,484,675
Symantec	52,860 b	824,087
Visa, Cl. A	16,130 a	1,092,162
		20,968,938
Materials--1.3%

E.I. du Pont de Nemours & Co.			41,980	1,195,170
Freeport-McMoRan Copper & Gold			21,760	1,184,397
Vale, ADR			59,320 a	1,135,978
				3,515,545
Telecommunication Services--.7%
AT & T			75,837	1,879,999
Utilities--1.0%
American Electric Power			46,900	1,235,346
Sempra Energy			30,090	1,374,511
				2,609,857
Total Common Stocks
(cost $98,205,048)				102,679,802

	Coupon	Maturity	Principal
Bonds and Notes--37.5%	Rate (%)	Date	Amount ($)	Value ($)
Asset - Backed Ctfs.--.2%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	585,000	588,201
Asset-Backed Ctfs./Auto Receivables--1.5%
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	735,000	730,418
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	108,900	107,931
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	440,000	446,751
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	815,000	842,804
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	420,000	414,434
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	470,000	487,034
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	975,000	974,836
				4,004,208
Auto Parts & Equipment--.4%
Johnson Controls,
Sr. Notes	5.50	1/15/16	1,080,000	980,249

Banks--1.3%
Bank of America,
Sub. Notes	5.49	3/15/19	1,000,000	773,256
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	470,000	421,949
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	600,000	504,416
HSBC Holdings,
Sub. Notes	6.50	9/15/37	500,000	454,829
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	535,000	559,367
Morgan Stanley,
Sub. Notes	4.75	4/1/14	730,000	668,622
PNC Funding,
Bank Gtd. Notes	4.50	3/10/10	275,000	276,709
				3,659,148
Commercial & Professional Services--.3%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	760,000 c	689,237
Commercial Mortgage Pass-Through Ctfs.--.7%
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	455,000	412,749
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	585,000 d	548,874
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	705,000	638,686
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	315,000	287,921
				1,888,230
Diversified Financial Services--2.0%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	915,000	944,525
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	365,000 c	338,972

Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	455,000 c	422,554
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	840,000	844,274
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	710,000	696,067
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	795,000	764,674
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	240,000	218,386
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	855,000	718,497
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	435,000	472,969
				5,420,918
Electric Utilities--.1%
Hydro-Quebec,
Gov't Gtd. Debs., Ser. IU	7.50	4/1/16	340,000	392,576
Food & Beverages--.5%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	435,000	451,053
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	195,000	199,880
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	565,000	677,662
				1,328,595
Foreign/Governmental--.4%
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	825,000 a	845,625
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	185,000	201,650
				1,047,275
Health Care--.2%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	545,000	571,638
Industrials--.4%
CRH America,

Gtd. Notes	5.30	10/15/13	615,000	560,328
United Technologies,
Notes	6.13	7/15/38	575,000	564,893
				1,125,221
Media & Telecommunications--1.8%
AT & T,
Sr. Unscd. Notes	6.50	9/1/37	420,000	406,413
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	465,000	492,511
Comcast,
Gtd. Notes	5.90	3/15/16	735,000	743,430
News America Holdings,
Gtd. Debs.	7.60	10/11/15	365,000	353,266
News America,
Gtd. Notes	6.15	3/1/37	250,000	198,768
Rogers Wireless,
Gtd. Notes	6.38	3/1/14	530,000	551,252
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	695,000	742,280
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	325,000	364,731
Time Warner,
Gtd. Debs.	6.50	11/15/36	315,000	256,665
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	850,000	853,307
				4,962,623
Property & Casualty Insurance--.2%
MetLife,
Notes	7.72	2/15/19	535,000	569,544
Real Estate--.3%
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	750,000	731,099
Residential Mortgage Pass-Through Ctfs.--.3%
WaMu Mortgage Pass Through
Certificates, Ser. 2003-S4,
Cl. 4A1	4.00	2/25/32	95,204	86,808
WaMu Mortgage Pass Through

Certificates, Ser. 2004-AR9,
Cl. A6	4.14	8/25/34	745,000 d	739,325
				826,133
Retail--.2%
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	590,000	635,306
State/Territory Gen Oblg--.1%
California
GO (Various Purpose)	7.55	4/1/39	325,000	314,499
Technology--.7%
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	320,000 a	347,659
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	710,000	720,032
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	765,000	825,817
				1,893,508
U.S. Government Agencies--2.6%
Federal Home Loan Banks,
Bonds	3.63	10/18/13	1,090,000	1,132,769
Federal Home Loan Banks,
Bonds	5.65	4/20/22	720,000	758,066
Federal Home Loan Mortgage Corp.,
Notes	2.00	4/27/12	485,000 e	486,483
Federal Home Loan Mortgage Corp.,
Sr. Notes	3.00	4/21/14	1,215,000 e	1,208,478
Federal Home Loan Mortgage Corp.,
Notes	5.50	3/22/22	405,000 e	428,451
Federal Home Loan Mortgage Corp.,
Notes	5.90	6/15/22	720,000 e	764,490
Federal National Mortgage
Association, Notes	5.25	3/5/14	1,500,000 e	1,549,596
Federal National Mortgage
Association, Notes	5.38	4/11/22	620,000 e	638,940
				6,967,273
U.S. Government Agencies/Mortgage-Backed--14.9%
Federal Home Loan Mortgage Corp.:

4.50%, 3/1/21	133,464 [e]	137,509
5.00%, 6/1/28 - 7/1/28	1,162,854 [e]	1,195,737
5.50%, 6/1/34 - 1/1/38	2,893,132 [e]	2,995,444
5.78%, 4/1/37	755,512 [d,e]	792,869
6.00%, 7/1/37 - 9/1/38	3,820,215 [e]	4,000,783
7.00%, 8/1/29 - 8/1/36	201,957 [e]	217,504
Federal National Mortgage Association:
4.50%, 3/1/23	1,432,684 [e,f]	1,469,525
4.50%, 1/1/36	615,900 [e]	622,643
5.00%, 4/1/23	294,877 [e,f]	305,420
5.00%, 2/1/36	412,109 [e]	422,996
5.50%, 7/1/35 - 3/1/38	8,861,393 [e]	9,184,375
5.67%, 4/1/37	940,368 [d,e]	980,106
5.98%, 5/1/37	1,073,883 [d,e]	1,118,422
6.00%, 4/1/33 - 12/1/37	3,661,133 [e]	3,849,740
6.02%, 8/1/37	1,736,071 [d,e]	1,820,452
6.50%, 10/1/36 - 4/1/38	3,200,890 [e]	3,415,197
7.00%, 6/1/32	113,100 [e]	123,499
7.50%, 7/1/32	93,855 [e]	102,931
Government National Mortgage Association I:
5.00%, 11/15/34 - 4/15/38	3,721,599	3,837,549
5.50%, 2/15/36	641,094	665,996
6.00%, 10/15/33 - 10/15/38	1,741,660	1,822,711
6.50%, 4/15/38 - 8/15/38	1,362,229	1,442,303
9.00%, 12/15/09	11	11
		40,523,722

U.	S. Government Securities--8.4%
U.	S. Treasury Inflation Protected Securities:

Bonds	2.38	1/15/27	1,365,707 a,g	1,384,485
Notes	0.63	4/15/13	568,503 g	567,792
Notes	1.38	7/15/18	1,079,944 g	1,058,345
Notes	2.38	1/15/17	1,365,707 g	1,436,981
U.S. Treasury Notes	3.75	11/15/18	180,000 a	184,022
U.S. Treasury Notes	4.00	6/15/09	1,703,000	1,705,927
U.S. Treasury Notes	4.25	1/15/11	2,560,000	2,706,801
U.S. Treasury Notes	4.25	8/15/13	3,270,000 a	3,572,733
U.S. Treasury Notes	4.50	5/15/17	1,175,000 a	1,283,780

U.S. Treasury Notes	4.63	8/31/11	190,000	205,230
U.S. Treasury Notes	4.63	2/29/12	4,250,000 a	4,636,818
U.S. Treasury Notes	5.13	5/15/16	3,530,000 a	4,000,210
				22,743,124
Total Bonds and Notes
(cost $100,285,172)				101,862,327

Other Investment--25.0%			Shares	Value ($)
Registered Investment Company;
BNY Mellon Emerging Markets Fund			1,984,022 h	15,653,932
BNY Mellon International Fund			2,313,777 h	20,569,474
BNY Mellon Mid Cap Stock Fund			2,095,117 h	16,279,061
BNY Mellon Small Cap Stock Fund			1,000,858 h	7,836,721
Dreyfus Institutional Preferred
Plus Money Market Fund			7,580,000 i	7,580,000
Total Other Investment
(cost $94,278,504)				67,919,188

Investment of Cash Collateral for
Securities Loaned--7.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $19,323,731)			19,323,731 [i]	19,323,731

Total Investments (cost $312,092,455)			107.4%	291,785,048
Liabilities, Less Cash and Receivables			(7.4%)	(20,308,988)
Net Assets			100.0%	271,476,060

ADR - American Depository Receipts GO - General Obligation

a	All or a portion of these securities are on loan. At May 31, 2009, the total market value of the fund's securities on loan is $18,848,944 and the total market value of the collateral held by the fund is $19,323,731.
b	Non-income producing security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $1,450,763 or 0.5% of net assets.

d	Variable rate security--interest rate subject to periodic change.
e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f	Purchased on a delayed delivery basis.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h	Investment in affiliated mutual fund.
i	Investment in affiliated money market mutual fund.

At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $312,092,455.

Net unrealized depreciation on investments was $20,307,407 of which $15,083,930 related to appreciated investment securities and $35,391,337 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	188,397,181	103,387,867	0	291,785,048
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note or in the accompanying tables.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the

Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Most debt securities are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Trust’s Board, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
May 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--4.9%	Principal Amount ($)	Value ($)
Allied Irish Banks
1.62%, 7/29/09	16,100,000	16,100,257
Banco Bilbao Vizcaya Argenteria Puerto Rico
1.01%, 6/18/09	35,995,000	36,007,908
Lloyds TSB Bank PLC (Yankee)
0.29%, 6/15/09	30,000,000	30,000,000
Westpac Banking Corp.
3.24%, 8/25/09	10,000,000	10,000,229
Total Negotiable Bank Certificates of Deposit
(cost $92,108,394)		92,108,394
Commercial Paper--53.0%
Abbey National North America LLC
0.17% - 0.20%, 6/12/09 - 6/26/09	80,000,000	79,991,497
Allied Irish Banks
0.85%, 8/31/09	20,000,000 a	19,957,028
Banque et Caisse d'Epargne de l'Etat
0.19%, 6/19/09	50,000,000	49,995,250
BNP Paribas Finance Inc.
0.17% - 0.19%, 6/12/09 - 6/19/09	80,000,000	79,993,692
Calyon
0.15%, 6/2/09	75,000,000	74,999,687
Danske Corp., Inc.
1.09% - 1.45%, 7/27/09 - 10/16/09	80,000,000 a	79,673,146
District of Columbia Water and Sewer Authority
0.35%, 6/2/09	23,600,000	23,600,000
General Electric Capital Corp.
0.24%, 6/18/09	50,000,000	49,994,333
Goldman Sachs Group Inc.
0.17%, 6/4/09	50,000,000	49,999,292
ING (US) Funding LLC
0.16%, 6/4/09 - 6/5/09	75,000,000	74,998,889
Johns Hopkins University
0.55%, 6/10/09	11,000,000	11,000,000
JPMorgan Chase & Co.
0.22%, 6/19/09	25,000,000	24,997,250
KFW International Finance Inc.
0.15% - 0.17%, 6/2/09 - 6/3/09	49,000,000 a	48,999,682
Long Island College Hospital NY
1.50%, 6/3/09	25,700,000	25,697,858
Rabobank USA Financial Corp.
0.13%, 6/9/09	75,000,000	74,997,833
Rutgers State University New Jersey
0.95%, 6/3/09	23,000,000	23,000,000
Societe Generale
0.31%, 6/3/09	50,000,000	49,999,139
State Street Boston Corp.

0.22%, 6/25/09	20,000,000	19,997,067
Tennessee School Bond Authority
0.60%, 6/11/09	10,000,000	10,000,000
UBS Finance Delaware LLC
0.18%, 6/3/09	50,000,000	49,999,500
Wells Fargo & Co.
0.13%, 6/3/09	50,000,000	49,999,639
Winston Salem NC
1.10%, 6/2/09	25,000,000	25,000,000
Total Commercial Paper
(cost $996,890,782)		996,890,782
Notes--40.5%
Allied Irish Banks
1.44%, 8/5/09	30,000,000 b	30,000,000
Andrew W. Mellon Foundation NY
0.45%, 6/4/09 - 6/7/09	26,000,000 b	26,000,000
Baltimore MD
1.00%, 6/7/09	23,000,000 b	23,000,000
Bank of Ireland
1.36%, 6/19/09	3,000,000 b	2,987,201
Bank of Scotland PLC
1.24%, 6/5/09	40,000,000 b	39,998,824
California Educational Facilities Authority
1.75%, 6/7/09	8,160,000 b	8,160,000
Cleveland OH Airport System
0.50%, 6/7/09	36,830,000 b	36,830,000
Colorado Educational and Cultural Facilities Authority
0.80%, 6/7/09	63,850,000 b	63,850,000
Connecticut
2.50%, 3/1/10	8,000,000	8,033,531
Denver CO
2.50%, 6/7/09	25,000,000 b	25,000,000
Franklin County GA Industrial Building Authority
0.50%, 6/7/09	11,000,000 b	11,000,000
Greensboro NC
0.80%, 6/7/09	2,900,000 b	2,900,000
Indiana Health and Educational Facility
5.00%, 6/7/09	40,000,000 b	40,000,000
Los Angeles County CA Fair Association
1.00%, 6/7/09	20,000,000 b	20,000,000
M-S-R Public Power Agency CA
0.70%, 6/7/09	12,000,000 b	12,000,000
Massachusetts Health and Education Facilities Authority
0.50%, 6/7/09	12,000,000 b	12,000,000
Massachusetts Housing Finance Agency
2.50%, 6/7/09	9,275,000 b	9,275,000
Meharry Medical College TN
0.80%, 6/7/09	7,820,000 b	7,820,000
Michigan Strategic Fund
1.00%, 6/7/09	13,500,000 b	13,500,000
Minnesota Higher Education Coordinating Board
0.95%, 6/7/09	11,000,000 b	11,000,000

Mississippi Business Finance Corp.
1.50%, 6/7/09	31,000,000 a,b	31,000,000
Missouri Development Finance Board
0.80%, 6/7/09	5,600,000 b	5,600,000
Missouri Development Finance Board
0.80%, 6/7/09	7,200,000 b	7,200,000
Nassau County NY Industrial Development Authority
0.80%, 6/7/09	5,850,000 b	5,850,000
New Jersey Economic Development Authority
0.70%, 6/7/09	2,370,000 b	2,370,000
New Jersey Housing and Mortgage Finance Agency
0.75%, 6/4/09	1,800,000 b	1,800,000
New York City NY Transitional Finance Authority
0.55%, 6/7/09	81,945,000 b	81,945,000
New York State Housing Development Corporation
1.15%, 6/7/09	39,165,000 b	39,165,000
New York State Urban Development Corporation
3.48%, 12/15/09	9,545,000	9,570,109
Northern CA Power Agency
1.40%, 6/7/09	3,165,000 b	3,165,000
Palm Bay FL
2.00%, 6/7/09	34,230,000 b	34,230,000
Portland ME
4.00%, 6/7/09	30,200,000 b	30,200,000
Roanoke Rapids NC
0.80%, 6/7/09	11,450,000 b	11,450,000
Sacramento County CA
1.00%, 6/7/09	500,000 b	500,000
San Jose CA Financing Authority
1.00%, 6/7/09	7,070,000 b	7,070,000
Texas
2.20%, 6/7/09	82,675,000 b	82,675,000
Texas GO (Veterans Housing)
1.75%, 6/7/09	400,000 b	400,000
Virginia College Building Authority
2.50%, 2/1/10	5,395,000	5,414,424
Total Notes
(cost $762,959,089)		762,959,089
U.S. Government Agency--2.1%
Federal Home Loan Mortgage Corp.
1.22%, 3/23/10
(cost $40,000,000)	40,000,000 [c]	40,000,000
Total Investments (cost $1,891,958,265)	100.5%	1,891,958,265
Liabilities, Less Cash and Receivables	(.5%)	(8,759,503)
Net Assets	100.0%	1,883,198,762

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, these securities amounted to $179,629,856 or 9.5% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,891,958,265
Level 3 - Significant Unobservable Inputs	-
Total	1,891,958,265

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Trust’s Board to represent the fair value of the fund’s investments.

It is the funds’ policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Repurchase agreements: The funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

Treasury’s Temporary Guarantee Program: Each fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations. Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19,

2008 are not eligible for protection under the Program. The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund

May 31, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.4%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--1.3%
Mobile Infirmary Health System
Special Care Facilities
Financing Authority, Revenue
(Infirmary Health System,
Inc.) (LOC; Bank of Nova
Scotia)		0.30	6/7/09	25,000,000 a	25,000,000

Arizona--2.2%
Maricopa County Industrial
Development Authority, Revenue
(Valley of the Sun YMCA) (LOC;
U.S. Bank NA)		0.25	6/7/09	7,500,000 a	7,500,000
Sun Devil Energy Center LLC,
Revenue, Refunding (Arizona
State University Project)
(Insured; Assured Guaranty and
Liquidity Facility; Royal Bank
of Canada)		0.41	6/7/09	23,000,000 a	23,000,000
Verrado Western Overlay Community
Facilities District, GO Notes
(DMB White Tank, LLC Project)
(LOC; Compass Bank)		0.38	6/7/09	8,500,000 a	8,500,000
Yavapai County Industrial
Development Authority, HR
(Northern Arizona Healthcare
System) (LOC; Banco Bilbao
Vizcaya Argentaria)		0.32	6/7/09	3,295,000 a	3,295,000

California--2.5%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Jewish Home of San
Francisco Project) (LOC;
Allied Irish Banks)		0.35	6/1/09	20,000,000 a	20,000,000
California,
GO Notes (LOC; KBC Bank)		0.23	6/1/09	5,000,000 a	5,000,000
California Educational Facilities
Authority, Revenue (Loyola
Marymount University) (LOC;
Allied Irish Banks)		0.75	6/7/09	8,000,000 a	8,000,000
California Infrastructure and
Economic Development Bank,
Revenue, CP (J. Paul Getty
Trust)		0.50	6/4/09	3,000,000	3,000,000
California Infrastructure and
Economic Development Bank,
Revenue, CP (J. Paul Getty
Trust)		0.70	12/3/09	2,500,000	2,500,000
Stockton,
Health Facility Revenue

(Dameron Hospital Association)
(LOC; Citibank NA)	0.20	6/1/09	6,000,000 a	6,000,000
Tahoe Forest Hospital District,
Revenue (LOC; U.S. Bancorp)	0.20	6/1/09	4,200,000 a	4,200,000

Colorado--4.3%
Colorado Health Facilities
Authority, HR (North Colorado
Medical Center, Inc. Project)
(LOC; Banco Bilbao Vizcaya
Argentaria)	0.28	6/1/09	13,000,000 a	13,000,000
Colorado School of Mines Board of
Trustees, Enterprise
Improvement Revenue (LOC;
Dexia Credit Locale)	0.40	6/1/09	18,050,000 a	18,050,000
Colorado School of Mines Board of
Trustees, Enterprise Revenue,
Refunding (LOC; Dexia Credit
Locale)	0.50	6/7/09	26,540,000 a	26,540,000
Commerce City Northern
Infrastructure General
Improvement District, GO (LOC;
U.S. Bank NA)	0.39	6/7/09	6,150,000 a	6,150,000
Commerce City Northern
Infrastructure General
Improvement District, GO,
Refunding (LOC; U.S. Bank NA)	0.39	6/7/09	9,390,000 a	9,390,000
Parker Automotive Metropolitan
District, GO Notes (LOC; U.S.
Bank NA)	0.39	6/7/09	3,500,000 a	3,500,000
Triview Metropolitan District,
GO Notes, Refunding (LOC;
Banco Bilbao Vizcaya
Argentaria)	0.39	6/7/09	6,740,000 a	6,740,000

Connecticut--2.1%
Connecticut,
GO Notes, BAN	2.00	4/28/10	40,000,000	40,552,152

District of Columbia--.7%
District of Columbia,
Multimodal GO, Refunding (LOC;
Allied Irish Banks)	0.50	6/7/09	4,285,000 a	4,285,000
District of Columbia,
University Revenue (Georgetown
University Issue) (LOC;
JPMorgan Chase Bank)	0.28	6/7/09	9,640,000 a	9,640,000

Florida--3.2%
Alachua County Health Facilities
Authority, Continuing Care
Retirement Community Revenue
(Oak Hammock at the University
of Florida Project) (LOC; Bank
of Scotland)	0.25	6/1/09	9,700,000 a	9,700,000
JEA,
District Energy System Revenue
(LOC; State Street Bank and

Trust Co.)	0.40	6/7/09	7,745,000 a	7,745,000
Leesburg,
HR, Refunding (The Villages
Regional Hospital Project)
(LOC; Bank of Nova Scotia)	0.34	6/7/09	6,000,000 a	6,000,000
North Broward Hospital District,
Revenue, Refunding (LOC; TD
Bank)	0.20	6/7/09	17,100,000 a	17,100,000
Port Orange,
Revenue (Palmer College of
Chiropractic Florida Project)
(LOC; ABN-AMRO)	0.35	6/7/09	9,185,000 a	9,185,000
Tohopekaliga Water Authority,
Utility System Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.35	6/7/09	12,900,000 a	12,900,000

Georgia--3.1%
Clayton County Housing Authority,
MFHR, Refunding (Chateau
Forest Apartments Project)
(Insured; FSA and Liquidity
Facility; Societe Generale)	2.20	6/7/09	6,530,000 a	6,530,000
Cobb County Development Authority,
Educational Facilities Revenue
(Mount Paran Christian School,
Inc. Project) (LOC; Wells
Fargo Bank)	0.35	6/7/09	10,780,000 a	10,780,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Second Indenture Series)
(LOC: Bayerische Landesbank
and Westdeutsche Landesbank)	0.75	6/7/09	36,200,000 a	36,200,000
Municipal Electric Authority of
Georgia, Project One
Subordinated Bonds (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	2.25	6/7/09	7,200,000 a	7,200,000

Hawaii--.3%
Hawaii Housing Finance and
Development Corporation, MFHR
(Lokahi Ka'u) (Liquidity
Facility; FHLMC)	0.35	6/7/09	5,200,000 a	5,200,000

Illinois--9.7%
Chicago,
Second Lien Water Revenue,
Refunding (LOC; California
Public Employees Retirement
System)	0.23	6/7/09	14,850,000 a	14,850,000
Chicago,
Second Lien Water Revenue,
Refunding (LOC; State Street
Bank and Trust Co.)	0.23	6/7/09	3,225,000 a	3,225,000
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (LOC; Dexia

Credit Locale)	0.65	6/7/09	40,000,000 a	40,000,000
Illinois Educational Facilities
Authority, Revenue (The
University of Chicago)	0.52	5/5/10	40,000,000	40,000,000
Illinois Finance Authority,
PCR, Refunding (Commonwealth
Edison Company Project) (LOC;
JPMorgan Chase Bank)	0.30	6/7/09	8,305,000 a	8,305,000
Illinois Finance Authority,
PCR, Refunding (Commonwealth
Edison Company Project) (LOC;
JPMorgan Chase Bank)	0.35	6/7/09	10,100,000 a	10,100,000
Illinois Finance Authority,
Revenue (Northwestern
University)	0.58	2/1/10	18,400,000	18,400,000
Illinois Finance Authority,
Revenue (OSF Healthcare
System) (LOC; National City
Bank)	0.30	6/7/09	7,100,000 a	7,100,000
Illinois Finance Authority,
Revenue (Proctor Hospital)
(LOC; JPMorgan Chase Bank)	0.25	6/7/09	8,950,000 a	8,950,000
Illinois Finance Authority,
Revenue (Southern Illinois
Healthcare Enterprises, Inc.)
(LOC; Bank of Nova Scotia)	0.35	6/7/09	4,580,000 a	4,580,000
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago) (LOC; Northern Trust
Co.)	0.35	6/7/09	3,300,000 a	3,300,000
Illinois Finance Authority,
Revenue (The Carle Foundation)
(LOC; Northern Trust Co.)	0.15	6/7/09	1,800,000 a	1,800,000
Illinois Finance Authority,
Revenue (The Carle Foundation)
(LOC; Northern Trust Co.)	0.25	6/7/09	1,800,000 a	1,800,000
Illinois Finance Authority,
Revenue, Refunding (Bradley
University) (LOC; Northern
Trust Co.)	0.34	6/7/09	4,300,000 a	4,300,000
Illinois Finance Authority,
Revenue, Refunding (The
University of Chicago Medical
Center) (LOC; Wells Fargo Bank)	0.30	6/7/09	3,200,000 a	3,200,000
Illinois Finance Authority,
Revenue, Refunding (The
University of Chicago Medical
Center) (LOC; Wells Fargo Bank)	0.30	6/7/09	4,160,000 a	4,160,000
Illinois Health Facilities
Authority, Revenue (Ingalls
Memorial Hospital) (LOC;
Northern Trust Co.)	0.15	6/7/09	13,300,000 a	13,300,000
Lake County,
MFHR (Whispering Oaks
Apartments Project) (LOC;
FHLMC)	0.35	6/7/09	3,250,000 a	3,250,000

Indiana--.9%
Indiana Finance Authority,

Health System Revenue,
Refunding (Sisters of Saint
Francis Health Services, Inc.
Obligated Group) (LOC; Wells
Fargo Bank)	0.20	6/7/09	3,600,000 a	3,600,000
Indiana Finance Authority,
HR, Refunding (Floyd Memorial
Hospital and Health Services
Project) (LOC; Branch Banking
and Trust Co.)	0.25	6/1/09	4,500,000 a	4,500,000
Lawrenceburg,
PCR, Refunding (Indiana
Michigan Power Company
Project) (LOC; Royal Bank of
Scotland)	0.30	6/7/09	8,600,000 a	8,600,000

Iowa--.9%
Iowa Finance Authority,
Health Facilities Revenue
(Great River Medical Center
Project) (LOC; Allied Irish
Banks)	0.65	6/1/09	18,475,000 a	18,475,000

Kansas--2.1%
Olathe,
GO Temporary Notes	2.75	6/1/09	40,000,000	40,000,000

Kentucky--2.1%
Boone County,
PCR, Refunding (Duke Energy
Kentucky, Inc. Project) (LOC;
Wells Fargo Bank)	0.25	6/7/09	6,500,000 a	6,500,000
Christian County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.25	6/1/09	24,900,000 a	24,900,000
Trimble County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.25	6/1/09	9,000,000 a	9,000,000

Maryland--.2%
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue (City of
Baltimore Capital Acquisition
Program) (LOC; Bayerische
Landesbank)	0.40	6/7/09	4,000,000 a	4,000,000

Massachusetts--5.2%
Braintree,
GO Notes, BAN	2.50	8/14/09	40,000,000	40,072,224
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.53	6/1/09	21,650,000 a	21,650,000
Massachusetts Development Finance

Agency, Revenue (Boston
University Issue) (LOC; Allied
Irish Banks)	0.25	6/1/09	23,500,000 a	23,500,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Polytechnic Institute) (LOC;
TD Bank)	0.27	6/7/09	1,700,000 a	1,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	0.14	6/1/09	3,000,000 a	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.53	4/7/10	8,500,000	8,500,000
Massachusetts Housing Finance
Agency, Housing Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	1.25	6/7/09	2,170,000 a	2,170,000

Michigan--1.3%
Lenawee County Economic
Development Corporation,
Revenue, Refunding (Siena
Heights University Project)
(LOC; FHLB)	0.35	6/7/09	8,700,000 a	8,700,000
Michigan Strategic Fund,
LOR, Refunding (The Detroit
Edison Company Exempt
Facilities Project) (LOC; Bank
of Nova Scotia)	0.35	6/7/09	14,400,000 a	14,400,000
Michigan Strategic Fund,
LOR, Refunding (Waterfront
Reclamation and Development
Project) (LOC; Deutsche
Bankers Trust Company)	0.40	6/7/09	2,810,000 a	2,810,000

Minnesota--1.5%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(LOC; Wells Fargo Bank)	0.20	6/7/09	5,700,000 a	5,700,000
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(LOC; Wells Fargo Bank)	0.27	6/7/09	2,300,000 a	2,300,000
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care System Revenue
(Allina Health System) (LOC;
Wells Fargo Bank)	0.14	6/7/09	7,350,000 a	7,350,000
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)
(LOC; Allied Irish Banks)	1.25	6/7/09	13,950,000 a	13,950,000

Missouri--.1%
Missouri Health and Educational
Facilities Authority, Health

Facilities Revenue (Bethesda
Health Group, Inc.) (LOC; U.S.
Bancorp)	0.20	6/1/09	1,000,000 a	1,000,000

Nebraska--.4%
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; Allied Irish
Banks)	0.60	6/1/09	6,100,000 a	6,100,000
Sarpy County Hospital Authority
Number 1, Health Facilities
Revenue (Immanuel Health
Systems - Trinity Village
Project) (LOC; Allied Irish
Banks)	0.60	6/1/09	2,600,000 a	2,600,000

New Hampshire--2.1%
New Hampshire Health and Education
Facilities Authority, Revenue
(Crotched Mountain
Rehabilitation Center Issue)
(LOC; Allied Irish Banks)	1.25	6/7/09	22,600,000 a	22,600,000
New Hampshire Health and Education
Facilities Authority, Revenue
(Proctor Academy Issue) (LOC;
Allied Irish Banks)	1.25	6/7/09	5,000,000 a	5,000,000
New Hampshire Housing Finance
Authority, MFHR, Refunding
(EQR-Bond Partnership -
Manchester Project) (LOC; FNMA)	0.38	6/7/09	12,700,000 a	12,700,000

New Jersey--2.7%
Delaware River Port Authority,
Revenue, Refunding (LOC; TD
Bank)	0.25	6/7/09	5,100,000 a	5,100,000
New Jersey Economic Development
Authority, Revenue, Refunding
(Crane's Mill Project) (LOC;
TD Bank)	0.25	6/7/09	1,200,000 a	1,200,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Rahway Hospital) (LOC;
Wachovia Bank)	0.30	6/7/09	4,700,000 a	4,700,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Somerset Medical Center
Issue) (LOC; TD Bank)	0.25	6/7/09	3,400,000 a	3,400,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	0.25	6/7/09	4,500,000 a	4,500,000
New Jersey Turnpike Authority,
Turnpike Revenue (LOC;
JPMorgan Chase Bank)	0.25	6/7/09	34,500,000 a	34,500,000

New York--10.9%
Long Island Power Authority,

Electric System Subordinated
Revenue (LOC; Bayerische
Landesbank)	0.25	6/1/09	5,000,000 a	5,000,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC: JPMorgan Chase
Bank and Landesbank
Baden-Wurttemberg)	0.30	6/7/09	14,545,000 a	14,545,000
New York City,
GO Notes (Liquidity Facility;
Dexia Credit Locale and LOC;
Dexia Credit Locale)	0.85	6/1/09	34,230,000 a	34,230,000
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.25	6/1/09	40,000,000 a	40,000,000
New York City,
GO Notes (LOC; Dexia Credit
Locale)	0.30	6/1/09	21,790,000 a	21,790,000
New York City,
GO Notes (LOC; KBC Bank)	0.20	6/1/09	27,305,000 a	27,305,000
New York City Housing Development
Corporation, MFMR (The Crest
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.40	6/7/09	6,710,000 a	6,710,000
New York City Industrial
Development Agency, Civic
Facility Revenue (New York Law
School Project) (LOC; JPMorgan
Chase Bank)	0.25	6/7/09	12,200,000 a	12,200,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Dexia Credit Locale)	0.95	6/7/09	12,755,000 a	12,755,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Dexia Credit Locale)	0.25	6/1/09	25,600,000 a	25,600,000
New York City Trust for Cultural
Resources, Revenue (Alvin
Ailey Dance Foundation) (LOC;
Citibank NA)	0.23	6/7/09	9,225,000 a	9,225,000
New York State Dormitory
Authority, Consolidated Fifth
General Resolution Revenue
(City University System) (LOC;
TD Bank)	0.25	6/7/09	5,000,000 a	5,000,000

North Carolina--2.8%
Greensboro,
Refunding, COP (Greensboro
Coliseum Complex) (LOC; Wells
Fargo Bank)	0.80	6/7/09	1,950,000 a	1,950,000
New Hanover County,
HR, Refunding (New Hanover
Regional Medical Center)
(Insured; FSA and Liquidity
Facility; Wells Fargo Bank)	1.20	6/7/09	25,045,000 a	25,045,000
North Carolina Medical Care

Commission, Health Care
Facilities Revenue (Union
Regional Medical Center
Project) (LOC; Wells Fargo
Bank)	0.35	6/7/09	13,000,000 a	13,000,000
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Carolina Village
Project) (LOC; Wells Fargo
Bank)	0.35	6/7/09	5,100,000 a	5,100,000
Raleigh,
COP (Downtown Improvements
Projects)	2.50	1/20/10	10,000,000	10,116,180

Ohio--5.1%
Butler County,
Healthcare Facilities
Improvement Revenue, Refunding
(Lifesphere Project) (LOC;
U.S. Bank NA)	0.30	6/7/09	3,400,000 a	3,400,000
Cleveland,
Water Revenue (LOC; Allied
Irish Banks)	0.29	6/7/09	13,000,000 a	13,000,000
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (Cleveland Museum of
Art Project) (Liquidity
Facility; JPMorgan Chase Bank)	0.34	6/7/09	20,000,000 a	20,000,000
Cuyahoga County,
GO Notes, Capital Improvement
BAN	2.50	12/23/09	30,000,000	30,241,619
Lucas County,
HR (ProMedica Healthcare
Obligated Group) (LOC; UBS AG)	0.42	6/7/09	7,800,000 a	7,800,000
Lucas County,
HR (ProMedica Healthcare
Obligated Group) (LOC; UBS AG)	0.42	6/7/09	5,100,000 a	5,100,000
Ohio Higher Educational Facility,
Revenue, Refunding (Case
Western Reserve University
Project) (LOC; Allied Irish
Banks)	0.75	6/7/09	6,000,000 a	6,000,000
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Kenyon
College Project) (Liquidity
Facility; JPMorgan Chase Bank)	0.25	6/1/09	3,000,000 a	3,000,000
Warren County,
Health Care Facilities
Improvement Revenue (Otterbein
Homes Project) (LOC; U.S. Bank
NA)	0.30	6/7/09	10,000,000 a	10,000,000

Oklahoma--1.8%
Oklahoma Development Finance
Authority, Health System
Revenue, Refunding (INTEGRIS
Baptist Medical Center, Inc.,

INTEGRIS South Oklahoma City
Hospital Corporation and
INTEGRIS Rural Health, Inc.)
(Insured; Assured Guaranty and
Liquidity Facility; KBC Bank)	1.00	6/7/09	11,380,000 a	11,380,000
Oklahoma Development Finance
Authority, Revenue, Refunding
(INTEGRIS Baptist Medical
Center, Inc., INTEGRIS South
Oklahoma City Hospital
Corporation and INTEGRIS Rural
Health, Inc) (Insured; Assured
Guaranty and Liquidity Facility;
KBC Bank)	0.55	6/7/09	24,360,000 a	24,360,000

Oregon--3.4%
Clackamas County Hospital Facility
Authority, Revenue (Legacy
Health System)	0.22	6/7/09	4,800,000 a	4,800,000
Clackamas County Hospital Facility
Authority, Revenue (Legacy
Health System) (LOC; U.S.
Bancorp)	0.22	6/7/09	8,900,000 a	8,900,000
Medford Hospital Facilities
Authority, Revenue (Cascade
Manor Project) (LOC; KBC Bank)	0.30	6/1/09	7,230,000 a	7,230,000
Medford Hospital Facilities
Authority, Revenue (Rogue
Valley Manor Project) (LOC;
Bank of America)	0.30	6/1/09	22,000,000 a	22,000,000
Yamhill County Hospital Authority,
Revenue, Refunding
(Friendsview Retirement
Community - Oregon) (LOC; U.S.
Bank NA)	0.20	6/1/09	23,170,000 a	23,170,000

Pennsylvania--7.4%
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Bank of Nova
Scotia)	0.31	6/7/09	30,000,000 a	30,000,000
Bucks County Industrial
Development Authority, HR
(Grand View Hospital) (LOC; TD
Bank)	0.25	6/7/09	7,000,000 a	7,000,000
Lancaster County,
GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank
of Canada)	0.90	6/7/09	21,360,000 a	21,360,000
Lower Merion School District,
GO Notes (LOC; State Street
Bank and Trust Co.)	0.30	6/7/09	8,800,000 a	8,800,000
Lower Merion School District,
GO Notes (LOC; U.S. Bancorp)	0.30	6/7/09	4,000,000 a	4,000,000
Luzerne County,
GO Notes (Insured; FSA and
Liquidity Facility; JPMorgan

Chase Bank)	1.25	6/7/09	56,500,000 a	56,500,000
Parkland School District,
GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank
of Canada)	0.90	6/7/09	9,245,000 a	9,245,000
Pennsylvania State University,
Revenue, Refunding	1.50	6/1/10	7,500,000	7,577,700

South Carolina--.9%
South Carolina Jobs-Economic
Development Authority, HR,
Refunding (AnMed Health
Project) (LOC; Branch Banking
and Trust Co.)	0.22	6/7/09	5,000,000 a	5,000,000
South Carolina Jobs-Economic
Development Authority, HR,
Refunding (AnMed Health
Project) (LOC; Branch Banking
and Trust Company)	0.22	6/7/09	3,000,000 a	3,000,000
South Carolina Jobs-Economic
Development Authority, HR,
Refunding (Tuomey Regional
Medical Center) (LOC; Wells
Fargo Bank)	0.35	6/7/09	10,000,000 a	10,000,000

South Dakota--.1%
South Dakota Health and
Educational Facilities
Authority, Revenue (Regional
Health) (LOC; U.S. Bank NA)	0.25	6/1/09	1,000,000 a	1,000,000

Tennessee--2.0%
Metropolitan Nashville Airport
Authority, Airport Improvement
Revenue, Refunding (LOC;
Societe Generale)	0.32	6/7/09	5,900,000 a	5,900,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.26	6/1/09	10,000,000 a	10,000,000
Montgomery County Public Building
Authority, Pooled Financing
Revenue (Tennessee County Loan
Pool) (LOC; Bank of America)	0.26	6/1/09	15,500,000 a	15,500,000
Tennessee,
CP	0.40	9/10/09	8,350,000	8,350,000

Texas--8.5%
Harris County Flood Control
District, CP (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.35	6/2/09	35,505,000	35,505,000
Southwest Higher Education
Authority, Inc., Higher
Education Revenue (Southern
Methodist University Project)
(Liquidity Facility; Bank of
America)	0.35	6/7/09	82,500,000 a	82,500,000
Southwest Higher Education

Authority, Inc., Higher
Education Revenue (Southern
Methodist University Project)
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.25	6/1/09	13,445,000 a	13,445,000
Travis County Health Facilities
Development Corporation,
Retirement Facilities Revenue
(Longhorn Village Project)
(LOC; Bank of Scotland)	0.25	6/7/09	34,600,000 a	34,600,000

Utah--.7%
Emery County,
PCR, Refunding (PacifiCorp
Projects) (LOC; Wells Fargo
Bank)	0.31	6/7/09	10,000,000 a	10,000,000
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.39	6/7/09	3,125,000 a	3,125,000

Vermont--.8%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Northeastern Vermont
Regional Hospital Project)
(LOC; TD Bank)	0.28	6/1/09	4,500,000 a	4,500,000
Vermont Housing Finance Agency,
Student Housing Facilities
Revenue (West Block University
of Vermont Apartments Project)
(LOC; Bank of Nova Scotia)	0.36	6/7/09	12,075,000 a	12,075,000

Virginia--2.0%
Albemarle County Economic
Development Authority, HR
(Martha Jefferson Hospital)
(LOC; Branch Banking and Trust
Co.)	0.20	6/7/09	5,900,000 a	5,900,000
Alexandria Industrial Development
Authority, Pooled Loan Program
Revenue (LOC; Bank of America)	0.35	6/7/09	5,165,000 a	5,165,000
Norfolk Redevelopment and Housing
Authority, Revenue, Refunding
(Old Dominion University Real
Estate Foundation Student
Housing, LLC University
Village Student Housing
Project) (LOC; Bank of America)	0.26	6/1/09	7,555,000 a	7,555,000
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	1.25	2/1/10	11,295,000	11,357,189
Williamsburg Industrial
Development Authority, Revenue
(The Colonial Williamsburg
Foundation) (LOC; Wells Fargo
Bank)	0.30	6/7/09	8,400,000 a	8,400,000

Washington--1.5%
Seattle Housing Authority,
Low Income Housing Assistance
Revenue (Foss Home Project)
(LOC; Wells Fargo Bank)	0.34	6/7/09	3,600,000 a	3,600,000
Tulalip Tribes of the Tulalip
Reservation, Revenue,
Refunding (Capital Projects)
(LOC; Wells Fargo Bank)	0.25	6/7/09	16,300,000 a	16,300,000
Vancouver Housing Authority,
Pooled Housing Revenue,
Refunding (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.35	6/7/09	4,500,000 a	4,500,000
Washington Health Care Facilities
Authority, Revenue (Southwest
Washington Medical Center)
(LOC; Allied Irish Banks)	0.60	6/7/09	4,750,000 a	4,750,000

Wisconsin--3.4%
Milwaukee,
School RAN	3.00	9/3/09	25,000,000	25,089,339
University of Wisconsin Hospitals
and Clinics Authority,
Revenue, Refunding (LOC; U.S.
Bancorp)	0.30	6/7/09	2,450,000 a	2,450,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Edgewood College) (LOC; U.S.
Bank NA)	0.20	6/1/09	6,260,000 a	6,260,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Gundersen Lutheran) (LOC;
Wells Fargo Bank)	0.25	6/7/09	6,700,000 a	6,700,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Meriter Hospital, Inc.) (LOC;
U.S. Bank NA)	0.20	6/1/09	2,000,000 a	2,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Saint Luke's Medical Center
Project) (LOC; KBC Bank)	0.35	6/7/09	23,100,000 a,b	23,100,000

Wyoming--.2%
Sweetwater County,
PCR, Refunding (Pacificorp
Projects) (LOC; Barclays Bank
PLC)	0.30	6/1/09	4,800,000 a	4,800,000

Total Investments (cost $1,958,641,403)			100.4%	1,958,641,403
Liabilities, Less Cash and Receivables			(.4%)	(7,967,959)
Net Assets			100.0%	1,950,673,444

a	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, this security amounted to $23,100,000 or 1.2% of net assets.

At May 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,958,641,403
Level 3 - Significant Unobservable Inputs	-
Total	1,958,641,403

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Trust’s Board to represent the fair value of the fund’s investments.

It is the funds’ policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Repurchase agreements: The funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund, through its custodian and sub-custodian, takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the fund has the right to use the collateral to offset losses incurred. There is potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights. The Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

Treasury’s Temporary Guarantee Program: Each fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations. Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19,

2008 are not eligible for protection under the Program. The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	7/23/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	7/23/2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	7/23/2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)